UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2004

Item 1. Reports to Stockholders

Fidelity Advisor

Freedom FundsSM -

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 -
Class A, Class T, Class B
and Class C

Annual Report

March 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the funds have done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Freedom Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2005	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2010	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2015	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2025	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2035	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the funds' proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Freedom Income Fund SM - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and each class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Average annual total returns take Fidelity Advisor Freedom Income FundSM - Class T cumulative total return and show you what would have happened if Fidelity Advisor Freedom Income Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income - Class T on July 24, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of the investment would have grown, and also shows how the Lehman Brothers® Aggregate Bond Index did over the same period.

Annual Report

Fidelity Advisor Freedom 2005 Fund SM - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During the periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred.

Average Annual Total Returns

Average annual total returns take Fidelity Advisor Freedom 2005 FundSM - Class T cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2005 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report.

Annual Report

Fidelity Advisor Freedom 2010 Fund SM - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and each class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Average annual total returns take Fidelity Advisor Freedom 2010 FundSM - Class T cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2010 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 - Class T on July 24, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of the investment would have grown, and also shows how the Standard & Poor's 500SM Index did over the same period.

Annual Report

Fidelity Advisor Freedom 2015 Fund SM - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During the periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred.

Average Annual Total Returns

Average annual total returns take Fidelity Advisor Freedom 2015 FundSM - Class T cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2015 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report.

Annual Report

Fidelity Advisor Freedom 2020 Fund SM - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and each class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Average annual total returns take Fidelity Advisor Freedom 2020 FundSM - Class T cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2020 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 - Class T on July 24, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of the investment would have grown, and also shows how the Standard & Poor's® 500 Index did over the same period.

Annual Report

Fidelity Advisor Freedom 2025 Fund SM - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During the periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred.

Average Annual Total Returns

Average annual total returns take Fidelity Advisor Freedom 2025 FundSM - Class T cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2025 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report.

Annual Report

Fidelity Advisor Freedom 2030 Fund SM - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and each class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Average annual total returns take Fidelity Advisor Freedom 2030 FundSM - Class T cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2030 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 - Class T on July 24, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of the investment would have grown, and also shows how the Standard & Poor's® 500 Index did over the same period.

Annual Report

Fidelity Advisor Freedom 2035 Fund SM - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During the periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred.

Average Annual Total Returns

Average annual total returns take Fidelity Advisor Freedom 2035 FundSM - Class T cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2035 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report.

Annual Report

Fidelity Advisor Freedom 2040 Fund SM - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and each class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Average annual total returns take Fidelity Advisor Freedom 2040 FundSM - Class T cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2040 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 - Class T on July 24, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of the investment would have grown, and also shows how the Standard & Poor's® 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Ren Cheng, Portfolio Manager of Fidelity Advisor Freedom FundsSM

Robust economic growth and rising corporate profitability helped fuel a broad-based rally in the U.S. equity markets during the 12-month period ending March 31, 2004. Most notably, the Russell 2000® Index, a benchmark for small-cap stock returns, soared 63.83%. The NASDAQ Composite® Index gained 49.38%, driven by strong returns from technology and telecommunications stocks. Elsewhere, the large-cap-oriented Standard & Poor's 500SM Index rose 35.12%, while the blue-chips' Dow Jones Industrial AverageSM advanced 32.39%. Overseas equity markets also performed well based on improving economic data around the world. The Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index, a proxy for the performance of the overseas equity markets, rose 57.93%. Turning to fixed-income results, the Lehman Brothers® Aggregate Bond Index, a broad measure of the U.S. taxable bond market, returned 5.41% during the past year. Buoyed by an improving business climate, corporate bonds were the top-performing fixed-income category, as evidenced by the 8.61% gain for the Lehman Brothers Credit Bond Index.

The Advisor Freedom Funds performed well from their inception dates through the end of the period on March 31, 2004, delivering a range of returns appropriate to portfolios with different asset allocations. On a relative basis, the Advisor Freedom Funds trailed their respective benchmarks by small margins due primarily to weakness in their underlying domestic equity holdings. More specifically, the individual returns of Fidelity® Advisor Growth & Income Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Large Cap Fund and Fidelity Advisor Equity Growth Fund trailed the return of the Wilshire 5000® Total Market Index since the inception of the original Advisor Freedom Funds - Income, 2010, 2020, 2030 and 2040 - on July 24, 2003. On the positive side of the ledger, the diversified international portfolios - Fidelity Advisor Diversified International Fund and Fidelity Advisor Overseas Fund - both outperformed the MSCI EAFE index. Elsewhere, Fidelity Advisor High Income Advantage Fund outperformed the Merrill Lynch® U.S. High Yield Master II Index, providing a boost to the total return of those Advisor Freedom Funds with an allocation to high-yield bonds.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes

Fund Holdings as of March 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	4.0%	3.8%
Fidelity Advisor Equity Growth Fund Institutional Class	2.0	1.9
Fidelity Advisor Equity Income Fund Institutional Class	4.2	3.9
Fidelity Advisor Growth & Income Fund Institutional Class	3.9	3.8
Fidelity Advisor Large Cap Fund Institutional Class	4.0	3.8
Fidelity Advisor Mid-Cap Fund Institutional Class	1.2	1.2
Fidelity Advisor Small Cap Fund Institutional Class	1.3	1.1
	20.6	19.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	20.1	20.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	20.1	20.3
	40.2	40.7
Short-Term Fixed-Income Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	15.8	16.0
Money Market Fund
Fidelity Cash Reserves Fund	23.4	23.8
	100.0%	100.0%

Annual Report

Fidelity Advisor Freedom Income Fund
Investment Changes - continued

Asset Allocation (% of fund's investments)

Six months ago

19.5% (DE)
23.8% (MM)
16.0% (ST)
40.7% (IG)

Current

20.6% (DE)
23.4% (MM)
15.8% (ST)
40.2% (IG)

Expected

24.0% (MM)
20.0% (DE)
16.0% (ST)
40.0% (IG)

■ Equity

DE = Domestic Equity funds

▨ Fixed-income

IG = Investment Grade funds
ST = Short-Term Fixed-Income funds

□ Money Market fund (MM)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2003. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 20.6%
Fidelity Advisor Dividend Growth Fund Institutional Class	113,981	$ 1,314,205
Fidelity Advisor Equity Growth Fund Institutional Class	14,003	660,125
Fidelity Advisor Equity Income Fund Institutional Class	50,288	1,356,262
Fidelity Advisor Growth & Income Fund Institutional Class	79,602	1,284,771
Fidelity Advisor Large Cap Fund Institutional Class	88,368	1,305,192
Fidelity Advisor Mid-Cap Fund Institutional Class	17,464	403,059
Fidelity Advisor Small Cap Fund Institutional Class	19,188	422,133
TOTAL EQUITY FUNDS (Cost $6,396,725)		6,745,747
Fixed-Income Funds - 56.0%

Investment Grade Fixed-Income Funds - 40.2%
Fidelity Advisor Government Investment Fund Institutional Class	646,411	6,586,927
Fidelity Advisor Intermediate Bond Fund Institutional Class	573,880	6,588,140
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		13,175,067
Short-Term Fixed-Income Funds - 15.8%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	538,122	5,203,638
TOTAL FIXED-INCOME FUNDS (Cost $18,162,636)		18,378,705
Money Market Fund - 23.4%

Fidelity Cash Reserves Fund (Cost $7,676,434)	7,676,434	7,676,434
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $32,235,795)		$ 32,800,886
Other Information
Purchases and redemptions of the underlying fund shares aggregated $37,483,614 and $5,218,740, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $32,235,795) - See accompanying schedule		$ 32,800,886
Cash		243,642
Receivable for investments sold		37,442
Total assets		33,081,970

Liabilities
Payable for investments purchased	$ 97,412
Payable for fund shares redeemed	164,149
Accrued management fee	3,781
Distribution fees payable	17,073
Total liabilities		282,415

Net Assets		$ 32,799,555
Net Assets consist of:
Paid in capital		$ 32,198,302
Undistributed net investment income		1,120
Accumulated undistributed net realized gain (loss) on investments		35,042
Net unrealized appreciation (depreciation) on investments		565,091
Net Assets		$ 32,799,555

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($5,008,636 ÷ 481,450 shares)	$ 10.40

Maximum offering price per share (100/94.25 of $10.40)	$ 11.03
Class T: Net Asset Value and redemption price per share ($14,535,367 ÷ 1,398,681 shares)	$ 10.39

Maximum offering price per share (100/96.50 of $10.39)	$ 10.77
Class B: Net Asset Value and offering price per share ($3,648,581 ÷ 351,631 shares) A	$ 10.38

Class C: Net Asset Value and offering price per share ($9,247,896 ÷ 891,493 shares) A	$ 10.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($359,075 ÷ 34,492 shares)	$ 10.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	July 24, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 235,721

Expenses
Management fee	$ 11,067
Distribution fees	73,426
Non-interested trustees' compensation	40
Total expenses before reductions	84,533
Expense reductions	(2,717)	81,816
Net investment income (loss)		153,905
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(29,080)
Capital gain distributions from underlying funds	67,705	38,625
Change in net unrealized appreciation (depreciation) on investment securities		565,091
Net gain (loss)		603,716
Net increase (decrease) in net assets resulting from operations		$ 757,621

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 153,905
Net realized gain (loss)	38,625
Change in net unrealized appreciation (depreciation)	565,091
Net increase (decrease) in net assets resulting from operations	757,621
Distributions to shareholders from net investment income	(156,368)
Share transactions - net increase (decrease)	32,198,302
Total increase (decrease) in net assets	32,799,555

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,120)	$ 32,799,555

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.13
Net realized and unrealized gain (loss)	.36
Total from investment operations	.49
Distributions from net investment income	(.09)
Net asset value, end of period	$ 10.40
Total ReturnB,C,D	4.95%
Ratios to Average Net AssetsG
Expenses before expense reductions	.35%A
Expenses net of voluntary waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	1.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,009
Portfolio turnover rate	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11
Net realized and unrealized gain (loss)	.37
Total from investment operations	.48
Distributions from net investment income	(.09)
Net asset value, end of period	$ 10.39
Total ReturnB,C,D	4.78%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,535
Portfolio turnover rate	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07
Net realized and unrealized gain (loss)	.37
Total from investment operations	.44
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.38
Total ReturnB,C,D	4.45%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,649
Portfolio turnover rate	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07
Net realized and unrealized gain (loss)	.37
Total from investment operations	.44
Distributions from net investment income	(.07)
Net asset value, end of period	$ 10.37
Total ReturnB,C,D	4.39%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,248
Portfolio turnover rate	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.14
Net realized and unrealized gain (loss)	.37
Total from investment operations	.51
Distributions from net investment income	(.10)
Net asset value, end of period	$ 10.41
Total ReturnB,C	5.16%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10%A
Expenses net of voluntary waivers, if any	.08%A
Expenses net of all reductions	.08%A
Net investment income (loss)	2.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 359
Portfolio turnover rate	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Summary

Fund Holdings as of March 31, 2004
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	7.8%
Fidelity Advisor Equity Growth Fund Institutional Class	3.9
Fidelity Advisor Equity Income Fund Institutional Class	7.9
Fidelity Advisor Growth & Income Fund Institutional Class	7.7
Fidelity Advisor Large Cap Fund Institutional Class	7.8
Fidelity Advisor Mid-Cap Fund Institutional Class	2.4
Fidelity Advisor Small Cap Fund Institutional Class	2.5
40.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.6
Fidelity Advisor Overseas Fund Institutional Class	2.6
5.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	20.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	20.1
40.1
Short-Term Fixed-Income Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	4.0
Money Market Fund
Fidelity Cash Reserves Fund	5.7
100.0%

Annual Report

Fidelity Advisor Freedom 2005 Fund
Investment Summary - continued

Asset Allocation (% of fund's investments)

Initial
6.0% (MM)
4.0% (ST)
40.0% (DE)
40.0% (IG)
5.0% (IE)
5.0% (HY)

Current
5.7% (MM)
4.0% (ST)
40.0% (DE)
40.1% (IG)
5.2% (IE)
5.0% (HY)

Equity

DE = Domestic Equity funds
IE = International Equity funds

Fixed-income

HY = High Yield funds
IG = Investment Grade funds
ST = Short-Term Fixed-Income funds

Money Market fund (MM)

Expected
6.0% (MM)
4.0% (ST)
40.0% (DE)
40.0% (IG)
5.0% (IE)
5.0% (HY)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.2%
	Shares	Value (Note 1)
Domestic Equity Funds - 40.0%
Fidelity Advisor Dividend Growth Fund Institutional Class	41,237	$ 475,461
Fidelity Advisor Equity Growth Fund Institutional Class	5,076	239,271
Fidelity Advisor Equity Income Fund Institutional Class	17,904	482,871
Fidelity Advisor Growth & Income Fund Institutional Class	29,168	470,768
Fidelity Advisor Large Cap Fund Institutional Class	32,030	473,086
Fidelity Advisor Mid-Cap Fund Institutional Class	6,232	143,842
Fidelity Advisor Small Cap Fund Institutional Class	6,768	148,891
TOTAL DOMESTIC EQUITY FUNDS		2,434,190
International Equity Funds - 5.2%
Fidelity Advisor Diversified International Fund Institutional Class	9,312	158,405
Fidelity Advisor Overseas Fund Institutional Class	9,485	157,736
TOTAL INTERNATIONAL EQUITY FUNDS		316,141
TOTAL EQUITY FUNDS (Cost $2,705,141)		2,750,331
Fixed-Income Funds - 49.1%

High Yield Fixed-Income Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	32,890	303,905
Investment Grade Fixed-Income Funds - 40.1%
Fidelity Advisor Government Investment Fund Institutional Class	119,533	1,218,042
Fidelity Advisor Intermediate Bond Fund Institutional Class	106,125	1,218,318
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,436,360
Short-Term Fixed-Income Funds - 4.0%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	25,047	242,202
TOTAL FIXED-INCOME FUNDS (Cost $2,966,809)		2,982,467
Money Market Fund - 5.7%
	Shares	Value (Note 1)
Fidelity Cash Reserves Fund (Cost $346,307)	346,307	$ 346,307
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $6,018,257)		$ 6,079,105
Other Information
Purchases and redemptions of the underlying fund shares aggregated $6,105,267 and $86,233, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $6,018,257) - See accompanying schedule		$ 6,079,105
Cash		28
Receivable for fund shares sold		314,739
Total assets		6,393,872

Liabilities
Payable for investments purchased	$ 300,196
Accrued management fee	586
Distribution fees payable	2,343
Total liabilities		303,125

Net Assets		$ 6,090,747
Net Assets consist of:
Paid in capital		$ 6,016,499
Undistributed net investment income		10,206
Accumulated undistributed net realized gain (loss) on investments		3,194
Net unrealized appreciation (depreciation) on investments		60,848
Net Assets		$ 6,090,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($1,386,469 ÷ 132,211 shares)	$ 10.49

Maximum offering price per share (100/94.25 of $10.49)	$ 11.13
Class T: Net Asset Value and redemption price per share ($2,031,359 ÷ 193,801 shares)	$ 10.48

Maximum offering price per share (100/96.50 of $10.48)	$ 10.86
Class B: Net Asset Value and offering price per share ($1,202,573 ÷ 114,894 shares) A	$ 10.47

Class C: Net Asset Value and offering price per share ($1,073,273 ÷ 102,503 shares) A	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($397,073 ÷ 37,835 shares)	$ 10.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	November 6, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 25,035
Interest		28
Total income		25,063

Expenses
Management fee	$ 975
Distribution fees	5,704
Non-interested trustees' compensation	3
Total expenses before reductions	6,682
Expense reductions	(170)	6,512
Net investment income (loss)		18,551
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(777)
Capital gain distributions from underlying funds	4,194	3,417
Change in net unrealized appreciation (depreciation) on investment securities		60,848
Net gain (loss)		64,265
Net increase (decrease) in net assets resulting from operations		$ 82,816

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,551
Net realized gain (loss)	3,417
Change in net unrealized appreciation (depreciation)	60,848
Net increase (decrease) in net assets resulting from operations	82,816
Distributions to shareholders from net investment income	(8,568)
Share transactions - net increase (decrease)	6,016,499
Total increase (decrease) in net assets	6,090,747

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $10,206)	$ 6,090,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.09
Net realized and unrealized gain (loss)	.46
Total from investment operations	.55
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.49
Total ReturnB,C,D	5.52%
Ratios to Average Net AssetsG
Expenses before expense reductions	.35%A
Expenses net of voluntary waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	2.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,386
Portfolio turnover rate	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08
Net realized and unrealized gain (loss)	.46
Total from investment operations	.54
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.48
Total ReturnB,C,D	5.36%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,031
Portfolio turnover rate	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06
Net realized and unrealized gain (loss)	.46
Total from investment operations	.52
Distributions from net investment income	(.05)
Net asset value, end of period	$ 10.47
Total ReturnB,C,D	5.21%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,203
Portfolio turnover rate	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06
Net realized and unrealized gain (loss)	.46
Total from investment operations	.52
Distributions from net investment income	(.05)
Net asset value, end of period	$ 10.47
Total ReturnB,C,D	5.21%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,073
Portfolio turnover rate	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.10
Net realized and unrealized gain (loss)	.45
Total from investment operations	.55
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.49
Total ReturnB,C	5.52%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10%A
Expenses net of voluntary waivers, if any	.08%A
Expenses net of all reductions	.08%A
Net investment income (loss)	2.46%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 397
Portfolio turnover rate	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes

Fund Holdings as of March 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	7.9%	7.8%
Fidelity Advisor Equity Growth Fund Institutional Class	4.0	3.9
Fidelity Advisor Equity Income Fund Institutional Class	8.1	7.8
Fidelity Advisor Growth & Income Fund Institutional Class	7.7	7.7
Fidelity Advisor Large Cap Fund Institutional Class	7.8	7.7
Fidelity Advisor Mid-Cap Fund Institutional Class	2.4	2.4
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.4
	40.4	39.7
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.7	2.6
Fidelity Advisor Overseas Fund Institutional Class	2.6	2.5
	5.3	5.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.1	5.2
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	19.8	20.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	19.9	20.2
	39.7	40.5
Short-Term Fixed-Income Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	3.8	3.9
Money Market Fund
Fidelity Cash Reserves Fund	5.7	5.6
	100.0%	100.0%

Annual Report

Fidelity Advisor Freedom 2010 Fund
Investment Changes - continued

Asset Allocation (% of fund's investments)

Six months ago

5.6% (MM)
3.9% (ST)
39.7% (DE)
40.5% (IG)
5.1% (IE)
5.2% (HY)

Current

5.7% (MM)
3.8% (ST)
40.4% (DE)
39.7% (IG)
5.3% (IE)
5.1% (HY)

Expected

5.8% (MM)
3.9% (ST)
40.5% (DE)
39.7% (IG)
5.0% (IE)
5.1% (HY)

■ Equity

DE = Domestic Equity funds
IE = International Equity funds

▒ Fixed-income

HY = High Yield funds
IG = Investment Grade funds
ST = Short-Term Fixed-Income funds

□ Money Market fund (MM)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2003. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 40.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	618,583	$ 7,132,259
Fidelity Advisor Equity Growth Fund Institutional Class	76,594	3,610,646
Fidelity Advisor Equity Income Fund Institutional Class	270,982	7,308,373
Fidelity Advisor Growth & Income Fund Institutional Class	435,150	7,023,318
Fidelity Advisor Large Cap Fund Institutional Class	480,906	7,102,984
Fidelity Advisor Mid-Cap Fund Institutional Class	94,251	2,175,309
Fidelity Advisor Small Cap Fund Institutional Class	104,079	2,289,734
TOTAL DOMESTIC EQUITY FUNDS		36,642,623
International Equity Funds - 5.3%
Fidelity Advisor Diversified International Fund Institutional Class	143,285	2,437,269
Fidelity Advisor Overseas Fund Institutional Class	145,772	2,424,190
TOTAL INTERNATIONAL EQUITY FUNDS		4,861,459
TOTAL EQUITY FUNDS (Cost $40,014,308)		41,504,082
Fixed-Income Funds - 48.6%

High Yield Fixed-Income Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	499,305	4,613,579
Investment Grade Fixed-Income Funds - 39.7%
Fidelity Advisor Government Investment Fund Institutional Class	1,767,624	18,012,091
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,569,315	18,015,735
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		36,027,826
Short-Term Fixed-Income Funds - 3.8%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	358,666	3,468,296
TOTAL FIXED-INCOME FUNDS (Cost $43,664,601)		44,109,701
Money Market Fund - 5.7%
	Shares	Value (Note 1)
Fidelity Cash Reserves Fund (Cost $5,122,359)	5,122,359	$ 5,122,359
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $88,801,268)		$ 90,736,142
Other Information
Purchases and redemptions of the underlying fund shares aggregated $117,747,651 and $28,871,201, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $88,801,268) - See accompanying schedule		$ 90,736,142
Cash		1
Receivable for investments sold		138,498
Receivable for fund shares sold		793,759
Total assets		91,668,400

Liabilities
Payable for investments purchased	$ 692,653
Payable for fund shares redeemed	207,138
Accrued management fee	9,934
Distribution fees payable	38,020
Total liabilities		947,745

Net Assets		$ 90,720,655
Net Assets consist of:
Paid in capital		$ 88,531,370
Undistributed net investment income		239,489
Accumulated undistributed net realized gain (loss) on investments		14,922
Net unrealized appreciation (depreciation) on investments		1,934,874
Net Assets		$ 90,720,655

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($32,615,485 ÷ 2,987,854 shares)	$ 10.92

Maximum offering price per share (100/94.25 of $10.92)	$ 11.59
Class T: Net Asset Value and redemption price per share ($29,964,180 ÷ 2,749,143 shares)	$ 10.90

Maximum offering price per share (100/96.50 of $10.90)	$ 11.30
Class B: Net Asset Value and offering price per share ($14,897,169 ÷ 1,370,178 shares) A	$ 10.87

Class C: Net Asset Value and offering price per share ($11,552,383 ÷ 1,062,688 shares) A	$ 10.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,691,438 ÷ 154,687 shares)	$ 10.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	July 24, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 585,312

Expenses
Management fee	$ 23,831
Distribution fees	136,410
Non-interested trustees' compensation	78
Total expenses before reductions	160,319
Expense reductions	(5,772)	154,547
Net investment income (loss)		430,765
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(75,182)
Capital gain distributions from underlying fund shares	95,140	19,958
Change in net unrealized appreciation (depreciation) on investment securities		1,934,874
Net gain (loss)		1,954,832
Net increase (decrease) in net assets resulting from operations		$ 2,385,597

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 430,765
Net realized gain (loss)	19,958
Change in net unrealized appreciation (depreciation)	1,934,874
Net increase (decrease) in net assets resulting from operations	2,385,597
Distributions to shareholders from net investment income	(196,312)
Share transactions - net increase (decrease)	88,531,370
Total increase (decrease) in net assets	90,720,655

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $239,489)	$ 90,720,655

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.16
Net realized and unrealized gain (loss)	.83
Total from investment operations	.99
Distributions from net investment income	(.07)
Net asset value, end of period	$ 10.92
Total ReturnB,C,D	9.92%
Ratios to Average Net AssetsG
Expenses before expense reductions	.35%A
Expenses net of voluntary waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	2.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,615
Portfolio turnover rate	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.14
Net realized and unrealized gain (loss)	.83
Total from investment operations	.97
Distributions from net investment income	(.07)
Net asset value, end of period	$ 10.90
Total ReturnB,C,D	9.72%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,964
Portfolio turnover rate	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.10
Net realized and unrealized gain (loss)	.83
Total from investment operations	.93
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.87
Total ReturnB,C,D	9.32%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,897
Portfolio turnover rate	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.10
Net realized and unrealized gain (loss)	.83
Total from investment operations	.93
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.87
Total ReturnB,C,D	9.32%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,552
Portfolio turnover rate	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.17
Net realized and unrealized gain (loss)	.83
Total from investment operations	1.00
Distributions from net investment income	(.07)
Net asset value, end of period	$ 10.93
Total ReturnB,C	10.02%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10%A
Expenses net of voluntary waivers, if any	.08%A
Expenses net of all reductions	.08%A
Net investment income (loss)	2.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,691
Portfolio turnover rate	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Summary

Fund Holdings as of March 31, 2004
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	10.2%
Fidelity Advisor Equity Growth Fund Institutional Class	5.2
Fidelity Advisor Equity Income Fund Institutional Class	10.4
Fidelity Advisor Growth & Income Fund Institutional Class	10.1
Fidelity Advisor Large Cap Fund Institutional Class	10.2
Fidelity Advisor Mid-Cap Fund Institutional Class	3.1
Fidelity Advisor Small Cap Fund Institutional Class	3.2
52.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.3
Fidelity Advisor Overseas Fund Institutional Class	4.2
8.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	6.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	14.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	14.5
28.9
Short-Term Fixed-Income Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	1.5
Money Market Fund
Fidelity Cash Reserves Fund	2.2
100.0%

Annual Report

Fidelity Advisor Freedom 2015 Fund
Investment Summary - continued

Asset Allocation (% of fund's investments)

Initial
2.0% (MM)
2.0% (ST)
52.0% (DE)
29.0% (IG)
7.0% (HY)
8.0% (IE)

Current
2.2% (MM)
1.5% (ST)
52.4% (DE)
28.9% (IG)
6.5% (HY)
8.5% (IE)

Expected
2.9% (MM)
1.9% (ST)
50.5% (DE)
30.8% (IG)
6.3% (HY)
7.6% (IE)

Equity

DE = Domestic Equity funds
IE = International Equity funds

Fixed-income

HY = High Yield funds
IG = Investment Grade funds
ST = Short-Term Fixed-Income funds

Money Market fund (MM)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.9%
	Shares	Value (Note 1)
Domestic Equity Funds - 52.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	159,024	$ 1,833,544
Fidelity Advisor Equity Growth Fund Institutional Class	19,627	925,213
Fidelity Advisor Equity Income Fund Institutional Class	69,029	1,861,707
Fidelity Advisor Growth & Income Fund Institutional Class	112,805	1,820,677
Fidelity Advisor Large Cap Fund Institutional Class	123,704	1,827,109
Fidelity Advisor Mid-Cap Fund Institutional Class	24,006	554,058
Fidelity Advisor Small Cap Fund Institutional Class	26,211	576,653
TOTAL DOMESTIC EQUITY FUNDS		9,398,961
International Equity Funds - 8.5%
Fidelity Advisor Diversified International Fund Institutional Class	45,055	766,383
Fidelity Advisor Overseas Fund Institutional Class	45,917	763,603
TOTAL INTERNATIONAL EQUITY FUNDS		1,529,986
TOTAL EQUITY FUNDS (Cost $10,783,427)		10,928,947
Fixed-Income Funds - 36.9%

High Yield Fixed-Income Funds - 6.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	126,943	1,172,950
Investment Grade Fixed-Income Funds - 28.9%
Fidelity Advisor Government Investment Fund Institutional Class	254,504	2,593,394
Fidelity Advisor Intermediate Bond Fund Institutional Class	225,943	2,593,826
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,187,220
Short-Term Fixed-Income Funds - 1.5%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	27,694	267,800
TOTAL FIXED-INCOME FUNDS (Cost $6,604,115)		6,627,970
Money Market Fund - 2.2%
	Shares	Value (Note 1)
Fidelity Cash Reserves Fund (Cost $392,584)	392,584	$ 392,584
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $17,780,126)		$ 17,949,501
Other Information
Purchases and redemptions of the underlying fund shares aggregated $17,920,164 and $140,216, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $17,780,126) - See accompanying schedule		$ 17,949,501
Cash		29
Receivable for fund shares sold		474,623
Total assets		18,424,153

Liabilities
Payable for investments purchased	$ 468,932
Payable for fund shares redeemed	400
Accrued management fee	1,907
Distribution fees payable	7,883
Total liabilities		479,122

Net Assets		$ 17,945,031
Net Assets consist of:
Paid in capital		$ 17,749,398
Undistributed net investment income		20,910
Accumulated undistributed net realized gain (loss) on investments		5,348
Net unrealized appreciation (depreciation) on investments		169,375
Net Assets		$ 17,945,031

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($4,772,547 ÷ 451,330 shares)	$ 10.57

Maximum offering price per share (100/94.25 of $10.57)	$ 11.21
Class T: Net Asset Value and redemption price per share ($5,038,301 ÷ 476,613 shares)	$ 10.57

Maximum offering price per share (100/96.50 of $10.57)	$ 10.95
Class B: Net Asset Value and offering price per share ($4,259,439 ÷ 403,349 shares) A	$ 10.56

Class C: Net Asset Value and offering price per share ($3,593,171 ÷ 340,273 shares) A	$ 10.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($281,573 ÷ 26,585 shares)	$ 10.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	November 6, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 58,556
Interest		29
Total income		58,585

Expenses
Management fee	$ 2,662
Distribution fees	17,204
Non-interested trustees' compensation	6
Total expenses before reductions	19,872
Expense reductions	(429)	19,443
Net investment income (loss)		39,142
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	179
Capital gain distributions from underlying funds	5,458	5,637
Change in net unrealized appreciation (depreciation) on investment securities		169,375
Net gain (loss)		175,012
Net increase (decrease) in net assets resulting from operations		$ 214,154

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,142
Net realized gain (loss)	5,637
Change in net unrealized appreciation (depreciation)	169,375
Net increase (decrease) in net assets resulting from operations	214,154
Distributions to shareholders from net investment income	(18,521)
Share transactions - net increase (decrease)	17,749,398
Total increase (decrease) in net assets	17,945,031

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $20,910)	$ 17,945,031

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07
Net realized and unrealized gain (loss)	.56
Total from investment operations	.63
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.57
Total ReturnB,C,D	6.32%
Ratios to Average Net AssetsG
Expenses before expense reductions	.35%A
Expenses net of voluntary waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,773
Portfolio turnover rate	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06
Net realized and unrealized gain (loss)	.57
Total from investment operations	.63
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.57
Total ReturnB,C,D	6.27%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,038
Portfolio turnover rate	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04
Net realized and unrealized gain (loss)	.58
Total from investment operations	.62
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.56
Total ReturnB,C,D	6.17%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,259
Portfolio turnover rate	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04
Net realized and unrealized gain (loss)	.57
Total from investment operations	.61
Distributions from net investment income	(.05)
Net asset value, end of period	$ 10.56
Total ReturnB,C,D	6.12%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,593
Portfolio turnover rate	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.09
Net realized and unrealized gain (loss)	.56
Total from investment operations	.65
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.59
Total ReturnB,C	6.52%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10%A
Expenses net of voluntary waivers, if any	.08%A
Expenses net of all reductions	.08%A
Net investment income (loss)	2.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 282
Portfolio turnover rate	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes

Fund Holdings as of March 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	11.7%	11.6%
Fidelity Advisor Equity Growth Fund Institutional Class	5.9	5.9
Fidelity Advisor Equity Income Fund Institutional Class	12.0	11.6
Fidelity Advisor Growth & Income Fund Institutional Class	11.5	11.5
Fidelity Advisor Large Cap Fund Institutional Class	11.6	11.6
Fidelity Advisor Mid-Cap Fund Institutional Class	3.5	3.6
Fidelity Advisor Small Cap Fund Institutional Class	3.7	3.5
	59.9	59.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.2	5.1
Fidelity Advisor Overseas Fund Institutional Class	5.2	5.1
	10.4	10.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	7.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	11.1	11.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	11.1	11.4
	22.2	22.8
	100.0%	100.0%

Annual Report

Fidelity Advisor Freedom 2020 Fund
Investment Changes - continued

Asset Allocation (% of fund's investments)

Six months ago

22.8% (IG)
7.7% (HY)
59.3% (DE)
10.2% (IE)

Current

22.2% (IG)
59.9% (DE)
7.5% (HY)
10.4% (IE)

Expected

0.2% (ST)
59.6% (DE)
22.7% (IG)
7.5% (HY)
10.0% (IE)

■ Equity

DE = Domestic Equity funds
IE = International Equity funds

■ Fixed-income

HY = High Yield funds
IG = Investment Grade funds
ST = Short-Term Fixed-Income funds

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2003. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.3%
	Shares	Value (Note 1)
Domestic Equity Funds - 59.9%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,682,100	$ 19,394,618
Fidelity Advisor Equity Growth Fund Institutional Class	207,811	9,796,200
Fidelity Advisor Equity Income Fund Institutional Class	736,376	19,860,067
Fidelity Advisor Growth & Income Fund Institutional Class	1,185,392	19,132,229
Fidelity Advisor Large Cap Fund Institutional Class	1,306,286	19,293,850
Fidelity Advisor Mid-Cap Fund Institutional Class	254,480	5,873,406
Fidelity Advisor Small Cap Fund Institutional Class	280,928	6,180,406
TOTAL DOMESTIC EQUITY FUNDS		99,530,776
International Equity Funds - 10.4%
Fidelity Advisor Diversified International Fund Institutional Class	511,541	8,701,305
Fidelity Advisor Overseas Fund Institutional Class	519,927	8,646,392
TOTAL INTERNATIONAL EQUITY FUNDS		17,347,697
TOTAL EQUITY FUNDS (Cost $112,906,046)		116,878,473
Fixed-Income Funds - 29.7%

High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,341,726	12,397,549
Investment Grade Fixed-Income Funds - 22.2%
Fidelity Advisor Government Investment Fund Institutional Class	1,810,034	18,444,242
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,605,383	18,429,802
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		36,874,044
TOTAL FIXED-INCOME FUNDS (Cost $48,798,720)		49,271,593
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $161,704,766)		$ 166,150,066
Other Information
Purchases and redemptions of the underlying fund shares aggregated $163,374,072 and $1,656,921, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $161,704,766) - See accompanying schedule		$ 166,150,066
Receivable for fund shares sold		946,853
Total assets		167,096,919

Liabilities
Payable for investments purchased	$ 617,750
Payable for fund shares redeemed	328,459
Accrued management fee	18,085
Distribution fees payable	65,044
Total liabilities		1,029,338

Net Assets		$ 166,067,581
Net Assets consist of:
Paid in capital		$ 161,281,476
Undistributed net investment income		278,597
Accumulated undistributed net realized gain (loss) on investments		62,208
Net unrealized appreciation (depreciation) on investments		4,445,300
Net Assets		$ 166,067,581

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($72,334,246 ÷ 6,405,508 shares)	$ 11.29

Maximum offering price per share (100/94.25 of $11.29)	$ 11.98
Class T: Net Asset Value and redemption price per share ($52,309,807 ÷ 4,633,377 shares)	$ 11.29

Maximum offering price per share (100/96.50 of $11.29)	$ 11.70
Class B: Net Asset Value and offering price per share ($23,274,067 ÷ 2,065,411 shares) A	$ 11.27

Class C: Net Asset Value and offering price per share ($15,871,331 ÷ 1,409,016 shares) A	$ 11.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,278,130 ÷ 201,341 shares)	$ 11.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	July 24, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 879,011

Expenses
Management fee	$ 42,754
Distribution fees	225,097
Non-interested trustees' compensation	137
Total expenses before reductions	267,988
Expense reductions	(10,339)	257,649
Net investment income (loss)		621,362
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(12,385)
Capital gain distributions from underlying funds	78,762	66,377
Change in net unrealized appreciation (depreciation) on investment securities		4,445,300
Net gain (loss)		4,511,677
Net increase (decrease) in net assets resulting from operations		$ 5,133,039

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 621,362
Net realized gain (loss)	66,377
Change in net unrealized appreciation (depreciation)	4,445,300
Net increase (decrease) in net assets resulting from operations	5,133,039
Distributions to shareholders from net investment income	(346,934)
Share transactions - net increase (decrease)	161,281,476
Total increase (decrease) in net assets	166,067,581

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $278,597)	$ 166,067,581

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.13
Net realized and unrealized gain (loss)	1.25
Total from investment operations	1.38
Distributions from net investment income	(.09)
Net asset value, end of period	$ 11.29
Total ReturnB,C,D	13.78%
Ratios to Average Net AssetsG
Expenses before expense reductions	.35%A
Expenses net of voluntary waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	1.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,334
Portfolio turnover rate	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11
Net realized and unrealized gain (loss)	1.26
Total from investment operations	1.37
Distributions from net investment income	(.08)
Net asset value, end of period	$ 11.29
Total ReturnB,C,D	13.73%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,310
Portfolio turnover rate	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07
Net realized and unrealized gain (loss)	1.27
Total from investment operations	1.34
Distributions from net investment income	(.07)
Net asset value, end of period	$ 11.27
Total ReturnB,C,D	13.37%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,274
Portfolio turnover rate	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07
Net realized and unrealized gain (loss)	1.26
Total from investment operations	1.33
Distributions from net investment income	(.07)
Net asset value, end of period	$ 11.26
Total ReturnB,C,D	13.32%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,871
Portfolio turnover rate	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.15
Net realized and unrealized gain (loss)	1.25
Total from investment operations	1.40
Distributions from net investment income	(.09)
Net asset value, end of period	$ 11.31
Total ReturnB,C	14.03%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10%A
Expenses net of voluntary waivers, if any	.08%A
Expenses net of all reductions	.08%A
Net investment income (loss)	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,278
Portfolio turnover rate	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Summary

Fund Holdings as of March 31, 2004
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	12.9%
Fidelity Advisor Equity Growth Fund Institutional Class	6.5
Fidelity Advisor Equity Income Fund Institutional Class	13.1
Fidelity Advisor Growth & Income Fund Institutional Class	12.8
Fidelity Advisor Large Cap Fund Institutional Class	12.8
Fidelity Advisor Mid-Cap Fund Institutional Class	3.9
Fidelity Advisor Small Cap Fund Institutional Class	4.0
66.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.0
Fidelity Advisor Overseas Fund Institutional Class	5.9
11.9
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	7.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	7.3
14.6
100.0%

Annual Report

Fidelity Advisor Freedom 2025 Fund
Investment Changes - continued

Asset Allocation (% of fund's investments)

Initial

15.0% (IG)
7.0% (HY)
12.0% (IE)
66.0% (DE)

Current

14.6% (IG)
7.5% (HY)
11.9% (IE)
66.0% (DE)

Equity

DE = Domestic Equity funds
IE = International Equity funds

Fixed-income

HY = High Yield funds
IG = Investment Grade funds

Expected

16.3% (IG)
7.5% (HY)
11.2% (IE)
65.0% (DE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 77.9%
	Shares	Value (Note 1)
Domestic Equity Funds - 66.0%
Fidelity Advisor Dividend Growth Fund Institutional Class	111,425	$ 1,284,731
Fidelity Advisor Equity Growth Fund Institutional Class	13,770	649,100
Fidelity Advisor Equity Income Fund Institutional Class	48,357	1,304,189
Fidelity Advisor Growth & Income Fund Institutional Class	78,945	1,274,168
Fidelity Advisor Large Cap Fund Institutional Class	86,629	1,279,506
Fidelity Advisor Mid-Cap Fund Institutional Class	16,814	388,065
Fidelity Advisor Small Cap Fund Institutional Class	18,341	403,510
TOTAL DOMESTIC EQUITY FUNDS		6,583,269
International Equity Funds - 11.9%
Fidelity Advisor Diversified International Fund Institutional Class	35,057	596,314
Fidelity Advisor Overseas Fund Institutional Class	35,691	593,543
TOTAL INTERNATIONAL EQUITY FUNDS		1,189,857
TOTAL EQUITY FUNDS (Cost $7,634,525)		7,773,126
Fixed-Income Funds - 22.1%

High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	80,327	742,223
Investment Grade Fixed-Income Funds - 14.6%
Fidelity Advisor Government Investment Fund Institutional Class	71,638	729,987
Fidelity Advisor Intermediate Bond Fund Institutional Class	63,602	730,151
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,460,138
TOTAL FIXED-INCOME FUNDS (Cost $2,199,510)		2,202,361
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,834,035)		$ 9,975,487
Other Information
Purchases and redemptions of the underlying fund shares aggregated $9,935,720 and $100,386, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $9,834,035) - See accompanying schedule		$ 9,975,487
Cash		27
Receivable for fund shares sold		279,029
Total assets		10,254,543

Liabilities
Payable for investments purchased	$ 260,496
Payable for fund shares redeemed	18,384
Accrued management fee	1,048
Distribution fees payable	4,475
Total liabilities		284,403

Net Assets		$ 9,970,140
Net Assets consist of:
Paid in capital		$ 9,822,177
Undistributed net investment income		6,118
Accumulated undistributed net realized gain (loss) on investments		393
Net unrealized appreciation (depreciation) on investments		141,452
Net Assets		$ 9,970,140

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($2,284,181 ÷ 214,120 shares)	$ 10.67

Maximum offering price per share (100/94.25 of $10.67)	$ 11.32
Class T: Net Asset Value and redemption price per share ($2,556,091 ÷ 239,031 shares)	$ 10.69

Maximum offering price per share (100/96.50 of $10.69)	$ 11.08
Class B: Net Asset Value and offering price per share ($2,771,032 ÷ 260,386 shares) A	$ 10.64

Class C: Net Asset Value and offering price per share ($2,137,113 ÷ 200,760 shares) A	$ 10.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($221,723 ÷ 20,760 shares)	$ 10.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	November 6, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 29,359
Interest		27
Total income		29,386

Expenses
Management fee	$ 1,516
Distribution fees	10,271
Non-interested trustees' compensation	4
Total expenses before reductions	11,791
Expense reductions	(261)	11,530
Net investment income (loss)		17,856
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,299)
Capital gain distributions from underlying funds	1,787	488
Change in net unrealized appreciation (depreciation) on investment securities		141,452
Net gain (loss)		141,940
Net increase (decrease) in net assets resulting from operations		$ 159,796

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,856
Net realized gain (loss)	488
Change in net unrealized appreciation (depreciation)	141,452
Net increase (decrease) in net assets resulting from operations	159,796
Distributions to shareholders from net investment income	(11,834)
Share transactions - net increase (decrease)	9,822,178
Total increase (decrease) in net assets	9,970,140

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $6,118)	$ 9,970,140

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	.67
Total from investment operations	.73
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.67
Total ReturnB,C,D	7.32%
Ratios to Average Net AssetsG
Expenses before expense reductions	.35%A
Expenses net of voluntary waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,284
Portfolio turnover rate	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05
Net realized and unrealized gain (loss)	.70
Total from investment operations	.75
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.69
Total ReturnB,C,D	7.52%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,556
Portfolio turnover rate	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03
Net realized and unrealized gain (loss)	.67
Total from investment operations	.70
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.64
Total ReturnB,C,D	6.97%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,771
Portfolio turnover rate	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03
Net realized and unrealized gain (loss)	.67
Total from investment operations	.70
Distributions from net investment income	(.05)
Net asset value, end of period	$ 10.65
Total ReturnB,C,D	7.02%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,137
Portfolio turnover rate	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.08
Net realized and unrealized gain (loss)	.66
Total from investment operations	.74
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.68
Total ReturnB,C	7.42%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10%A
Expenses net of voluntary waivers, if any	.08%A
Expenses net of all reductions	.08%A
Net investment income (loss)	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 222
Portfolio turnover rate	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes

Fund Holdings as of March 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.6%	13.5%
Fidelity Advisor Equity Growth Fund Institutional Class	6.8	6.9
Fidelity Advisor Equity Income Fund Institutional Class	13.9	13.6
Fidelity Advisor Growth & Income Fund Institutional Class	13.4	13.5
Fidelity Advisor Large Cap Fund Institutional Class	13.5	13.5
Fidelity Advisor Mid-Cap Fund Institutional Class	4.1	4.1
Fidelity Advisor Small Cap Fund Institutional Class	4.3	4.1
	69.6	69.2
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.6	6.4
Fidelity Advisor Overseas Fund Institutional Class	6.5	6.4
	13.1	12.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	7.8
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	4.9	5.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	4.9	5.1
	9.8	10.2
	100.0%	100.0%

Annual Report

Fidelity Advisor Freedom 2030 Fund
Investment Changes - continued

Asset Allocation (% of fund's investments)

Six months ago
10.2% (IG)
7.8% (HY)
12.8% (IE)
69.2% (DE)

Current
9.8% (IG)
7.5% (HY)
13.1% (IE)
69.6% (DE)

Equity

DE = Domestic Equity funds
IE = International Equity funds

Fixed-income

HY = High Yield funds
IG = Investment Grade funds

Expected
10.1% (IG)
7.5% (HY)
12.5% (IE)
69.9% (DE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2003. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.6%
Fidelity Advisor Dividend Growth Fund Institutional Class	919,234	$ 10,598,772
Fidelity Advisor Equity Growth Fund Institutional Class	113,487	5,349,755
Fidelity Advisor Equity Income Fund Institutional Class	402,676	10,860,171
Fidelity Advisor Growth & Income Fund Institutional Class	647,426	10,449,450
Fidelity Advisor Large Cap Fund Institutional Class	713,870	10,543,856
Fidelity Advisor Mid-Cap Fund Institutional Class	139,283	3,214,649
Fidelity Advisor Small Cap Fund Institutional Class	153,805	3,383,706
TOTAL DOMESTIC EQUITY FUNDS		54,400,359
International Equity Funds - 13.1%
Fidelity Advisor Diversified International Fund Institutional Class	300,642	5,113,918
Fidelity Advisor Overseas Fund Institutional Class	305,609	5,082,282
TOTAL INTERNATIONAL EQUITY FUNDS		10,196,200
TOTAL EQUITY FUNDS (Cost $62,368,035)		64,596,559
Fixed-Income Funds - 17.3%

High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	632,629	5,845,489
Investment Grade Fixed-Income Funds - 9.8%
Fidelity Advisor Government Investment Fund Institutional Class	375,937	3,830,801
Fidelity Advisor Intermediate Bond Fund Institutional Class	333,564	3,829,311
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,660,112
TOTAL FIXED-INCOME FUNDS (Cost $13,424,513)		13,505,601
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $75,792,548)		$ 78,102,160
Other Information
Purchases and redemptions of the underlying fund shares aggregated $76,243,182 and $445,498, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $75,792,548) - See accompanying schedule		$ 78,102,160
Receivable for fund shares sold		639,732
Total assets		78,741,892

Liabilities
Payable to custodian bank	$ 4,713
Payable for investments purchased	470,046
Payable for fund shares redeemed	164,677
Accrued management fee	8,575
Distribution fees payable	32,762
Total liabilities		680,773

Net Assets		$ 78,061,119
Net Assets consist of:
Paid in capital		$ 75,684,175
Undistributed net investment income		54,472
Accumulated undistributed net realized gain (loss) on investments		12,860
Net unrealized appreciation (depreciation) on investments		2,309,612
Net Assets		$ 78,061,119

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($27,878,657 ÷ 2,428,458 shares)	$ 11.48

Maximum offering price per share (100/94.25 of $11.48)	$ 12.18
Class T: Net Asset Value and redemption price per share ($27,201,115 ÷ 2,372,489 shares)	$ 11.47

Maximum offering price per share (100/96.50 of $11.47)	$ 11.89
Class B: Net Asset Value and offering price per share ($12,229,031 ÷ 1,069,001 shares) A	$ 11.44

Class C: Net Asset Value and offering price per share ($9,722,086 ÷ 849,827 shares) A	$ 11.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,030,230 ÷ 89,646 shares)	$ 11.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	July 24, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 359,719

Expenses
Management fee	$ 20,439
Distribution fees	115,823
Non-interested trustees' compensation	67
Total expenses before reductions	136,329
Expense reductions	(4,980)	131,349
Net investment income (loss)		228,370
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,135)
Capital gain distributions from underlying funds	19,000	13,865
Change in net unrealized appreciation (depreciation) on investment securities		2,309,612
Net gain (loss)		2,323,477
Net increase (decrease) in net assets resulting from operations		$ 2,551,847

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 228,370
Net realized gain (loss)	13,865
Change in net unrealized appreciation (depreciation)	2,309,612
Net increase (decrease) in net assets resulting from operations	2,551,847
Distributions to shareholders from net investment income	(174,903)
Share transactions - net increase (decrease)	75,684,175
Total increase (decrease) in net assets	78,061,119

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $54,472)	$ 78,061,119

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11
Net realized and unrealized gain (loss)	1.46
Total from investment operations	1.57
Distributions from net investment income	(.09)
Net asset value, end of period	$ 11.48
Total ReturnB,C,D	15.68%
Ratios to Average Net AssetsG
Expenses before expense reductions	.35%A
Expenses net of voluntary waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,879
Portfolio turnover rate	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.09
Net realized and unrealized gain (loss)	1.46
Total from investment operations	1.55
Distributions from net investment income	(.08)
Net asset value, end of period	$ 11.47
Total ReturnB,C,D	15.53%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,201
Portfolio turnover rate	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05
Net realized and unrealized gain (loss)	1.46
Total from investment operations	1.51
Distributions from net investment income	(.07)
Net asset value, end of period	$ 11.44
Total ReturnB,C,D	15.12%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,229
Portfolio turnover rate	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05
Net realized and unrealized gain (loss)	1.46
Total from investment operations	1.51
Distributions from net investment income	(.07)
Net asset value, end of period	$ 11.44
Total ReturnB,C,D	15.12%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,722
Portfolio turnover rate	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.13
Net realized and unrealized gain (loss)	1.45
Total from investment operations	1.58
Distributions from net investment income	(.09)
Net asset value, end of period	$ 11.49
Total ReturnB,C	15.83%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10%A
Expenses net of voluntary waivers, if any	.08%A
Expenses net of all reductions	.07%A
Net investment income (loss)	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,030
Portfolio turnover rate	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Summary

Fund Holdings as of March 31, 2004
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.6%
Fidelity Advisor Equity Growth Fund Institutional Class	6.8
Fidelity Advisor Equity Income Fund Institutional Class	13.8
Fidelity Advisor Growth & Income Fund Institutional Class	13.5
Fidelity Advisor Large Cap Fund Institutional Class	13.5
Fidelity Advisor Mid-Cap Fund Institutional Class	4.1
Fidelity Advisor Small Cap Fund Institutional Class	4.3
69.6
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.8
Fidelity Advisor Overseas Fund Institutional Class	7.7
15.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	2.5
Fidelity Advisor Intermediate Bond Fund Institutional Class	2.5
5.0
100.0%

Annual Report

Fidelity Advisor Freedom 2035 Fund
Investment Changes - continued

Asset Allocation (% of fund's investments)

Initial
5.0% (IG)
10.0% (HY)
70.0% (DE)
15.0% (IE)
Current
5.0% (IG)
9.9% (HY)
69.6% (DE)
15.5% (IE)
Equity
DE = Domestic Equity funds
IE = International Equity funds
Fixed-income
HY = High Yield funds
IG = Investment Grade funds
Expected
5.5% (IG)
9.8% (HY)
70.0% (DE)
14.7% (IE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.6%
Fidelity Advisor Dividend Growth Fund Institutional Class	60,850	$ 701,603
Fidelity Advisor Equity Growth Fund Institutional Class	7,479	352,577
Fidelity Advisor Equity Income Fund Institutional Class	26,457	713,534
Fidelity Advisor Growth & Income Fund Institutional Class	42,972	693,563
Fidelity Advisor Large Cap Fund Institutional Class	47,181	696,861
Fidelity Advisor Mid-Cap Fund Institutional Class	9,170	211,643
Fidelity Advisor Small Cap Fund Institutional Class	10,037	220,807
TOTAL DOMESTIC EQUITY FUNDS		3,590,588
International Equity Funds - 15.5%
Fidelity Advisor Diversified International Fund Institutional Class	23,633	402,001
Fidelity Advisor Overseas Fund Institutional Class	24,039	399,772
TOTAL INTERNATIONAL EQUITY FUNDS		801,773
TOTAL EQUITY FUNDS (Cost $4,289,120)		4,392,361
Fixed-Income Funds - 14.9%

High Yield Fixed-Income Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	55,312	511,085
Investment Grade Fixed-Income Funds - 5.0%
Fidelity Advisor Government Investment Fund Institutional Class	12,617	128,564
Fidelity Advisor Intermediate Bond Fund Institutional Class	11,201	128,583
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		257,147
TOTAL FIXED-INCOME FUNDS (Cost $771,091)		768,232
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,060,211)		$ 5,160,593
Other Information
Purchases and redemptions of the underlying fund shares aggregated $5,065,639 and $5,329, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $5,060,211) - See accompanying schedule		$ 5,160,593
Cash		27
Receivable for investments sold		374
Receivable for fund shares sold		138,020
Total assets		5,299,014

Liabilities
Payable for investments purchased	$ 128,150
Payable for fund shares redeemed	9,000
Accrued management fee	526
Distribution fees payable	2,121
Total liabilities		139,797

Net Assets		$ 5,159,217
Net Assets consist of:
Paid in capital		$ 5,056,671
Undistributed net investment income		1,743
Accumulated undistributed net realized gain (loss) on investments		421
Net unrealized appreciation (depreciation) on investments		100,382
Net Assets		$ 5,159,217

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($1,884,289 ÷ 176,144 shares)	$ 10.70

Maximum offering price per share (100/94.25 of $10.70)	$ 11.35
Class T: Net Asset Value and redemption price per share ($1,046,553 ÷ 97,907 shares)	$ 10.69

Maximum offering price per share (100/96.50 of $10.69)	$ 11.08
Class B: Net Asset Value and offering price per share ($1,122,566 ÷ 105,247 shares) A	$ 10.67

Class C: Net Asset Value and offering price per share ($889,881 ÷ 83,353 shares) A	$ 10.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($215,928 ÷ 20,166 shares)	$ 10.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	November 6, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 20,247
Interest		27
Total income		20,274

Expenses
Management fee	$ 950
Distribution fees	5,805
Non-interested trustees' compensation	3
Total expenses before reductions	6,758
Expense reductions	(194)	6,564
Net investment income (loss)		13,710
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(99)
Capital gain distributions from underlying funds	549	450
Change in net unrealized appreciation (depreciation) on investment securities		100,382
Net gain (loss)		100,832
Net increase (decrease) in net assets resulting from operations		$ 114,542

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,710
Net realized gain (loss)	450
Change in net unrealized appreciation (depreciation)	100,382
Net increase (decrease) in net assets resulting from operations	114,542
Distributions to shareholders from net investment income	(11,997)
Share transactions - net increase (decrease)	5,056,672
Total increase (decrease) in net assets	5,159,217

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,743)	$ 5,159,217

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07
Net realized and unrealized gain (loss)	.72
Total from investment operations	.79
Distributions from net investment income	(.09)
Net asset value, end of period	$ 10.70
Total ReturnB,C,D	7.88%
Ratios to Average Net AssetsG
Expenses before expense reductions	.35%A
Expenses net of voluntary waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	1.80%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,884
Portfolio turnover rate	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06
Net realized and unrealized gain (loss)	.71
Total from investment operations	.77
Distributions from net investment income	(.08)
Net asset value, end of period	$ 10.69
Total ReturnB,C,D	7.73%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,047
Portfolio turnover rate	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04
Net realized and unrealized gain (loss)	.71
Total from investment operations	.75
Distributions from net investment income	(.08)
Net asset value, end of period	$ 10.67
Total ReturnB,C,D	7.48%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,123
Portfolio turnover rate	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04
Net realized and unrealized gain (loss)	.72
Total from investment operations	.76
Distributions from net investment income	(.08)
Net asset value, end of period	$ 10.68
Total ReturnB,C,D	7.58%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 890
Portfolio turnover rate	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.08
Net realized and unrealized gain (loss)	.72
Total from investment operations	.80
Distributions from net investment income	(.09)
Net asset value, end of period	$ 10.71
Total ReturnB,C	7.98%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10%A
Expenses net of voluntary waivers, if any	.08%A
Expenses net of all reductions	.08%A
Net investment income (loss)	2.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 216
Portfolio turnover rate	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes

Fund Holdings as of March 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	14.5%	14.5%
Fidelity Advisor Equity Growth Fund Institutional Class	7.3	7.4
Fidelity Advisor Equity Income Fund Institutional Class	14.9	14.6
Fidelity Advisor Growth & Income Fund Institutional Class	14.3	14.4
Fidelity Advisor Large Cap Fund Institutional Class	14.5	14.6
Fidelity Advisor Mid-Cap Fund Institutional Class	4.4	4.4
Fidelity Advisor Small Cap Fund Institutional Class	4.6	4.4
	74.5	74.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.8	7.7
Fidelity Advisor Overseas Fund Institutional Class	7.8	7.7
	15.6	15.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9	10.3
	100.0%	100.0%

Annual Report

Fidelity Advisor Freedom 2040 Fund
Investment Changes - continued

Asset Allocation (% of fund's investments)

Six months ago

10.3% (HY)
15.4% (IE)
74.3% (DE)

Current

9.9% (HY)
15.6% (IE)
74.5% (DE)

Equity

DE = Domestic Equity funds
IE = International Equity funds

Fixed-income

HY = High Yield funds
IG = Investment Grade funds

Expected

2.4% (IG)
10.0% (HY)
15.0% (IE)
72.6% (DE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2003. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 90.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 74.5%
Fidelity Advisor Dividend Growth Fund Institutional Class	545,249	$ 6,286,718
Fidelity Advisor Equity Growth Fund Institutional Class	67,379	3,176,241
Fidelity Advisor Equity Income Fund Institutional Class	238,782	6,439,950
Fidelity Advisor Growth & Income Fund Institutional Class	384,273	6,202,165
Fidelity Advisor Large Cap Fund Institutional Class	423,943	6,261,631
Fidelity Advisor Mid-Cap Fund Institutional Class	83,050	1,916,794
Fidelity Advisor Small Cap Fund Institutional Class	91,091	2,003,995
TOTAL DOMESTIC EQUITY FUNDS		32,287,494
International Equity Funds - 15.6%
Fidelity Advisor Diversified International Fund Institutional Class	199,615	3,395,446
Fidelity Advisor Overseas Fund Institutional Class	203,215	3,379,473
TOTAL INTERNATIONAL EQUITY FUNDS		6,774,919
TOTAL EQUITY FUNDS (Cost $37,671,959)		39,062,413
Fixed-Income Funds - 9.9%

High Yield Fixed-Income Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class (Cost $4,306,944)	465,715	4,303,207
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $41,978,903)		$ 43,365,620
Other Information
Purchases and redemptions of the underlying fund shares aggregated $42,306,185 and $324,541, respectively.
Income Tax Information
At March 31, 2004, the fund had a capital loss carryforward of approximately $105, all of which will expire on March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $41,978,903) - See accompanying schedule		$ 43,365,620
Cash		1
Receivable for fund shares sold		464,373
Total assets		43,829,994

Liabilities
Payable for investments purchased	$ 446,882
Payable for fund shares redeemed	17,353
Accrued management fee	4,788
Distribution fees payable	19,579
Total liabilities		488,602

Net Assets		$ 43,341,392
Net Assets consist of:
Paid in capital		$ 41,946,553
Undistributed net investment income		10,863
Accumulated undistributed net realized gain (loss) on investments		(2,741)
Net unrealized appreciation (depreciation) on investments		1,386,717
Net Assets		$ 43,341,392

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($9,666,308 ÷ 831,851 shares)	$ 11.62

Maximum offering price per share (100/94.25 of $11.62)	$ 12.33
Class T: Net Asset Value and redemption price per share ($19,191,014 ÷ 1,654,260 shares)	$ 11.60

Maximum offering price per share (100/96.50 of $11.60)	$ 12.02
Class B: Net Asset Value and offering price per share ($7,232,039 ÷ 624,906 shares) A	$ 11.57

Class C: Net Asset Value and offering price per share ($6,957,977 ÷ 601,355 shares) A	$ 11.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($294,054 ÷ 25,280 shares)	$ 11.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	July 24, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 202,027

Expenses
Management fee	$ 10,840
Distribution fees	66,143
Non-interested trustees' compensation	35
Total expenses before reductions	77,018
Expense reductions	(2,314)	74,704
Net investment income (loss)		127,323
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(2,741)
Change in net unrealized appreciation (depreciation) on investment securities		1,386,717
Net gain (loss)		1,383,976
Net increase (decrease) in net assets resulting from operations		$ 1,511,299

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 127,323
Net realized gain (loss)	(2,741)
Change in net unrealized appreciation (depreciation)	1,386,717
Net increase (decrease) in net assets resulting from operations	1,511,299
Distributions to shareholders from net investment income	(116,460)
Share transactions - net increase (decrease)	41,946,553
Total increase (decrease) in net assets	43,341,392

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $10,863	$ 43,341,392

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.12
Net realized and unrealized gain (loss)	1.60
Total from investment operations	1.72
Distributions from net investment income	(.10)
Net asset value, end of period	$ 11.62
Total ReturnB,C,D	17.19%
Ratios to Average Net AssetsG
Expenses before expense reductions	.35%A
Expenses net of voluntary waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	1.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,666
Portfolio turnover rate	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.10
Net realized and unrealized gain (loss)	1.59
Total from investment operations	1.69
Distributions from net investment income	(.09)
Net asset value, end of period	$ 11.60
Total ReturnB,C,D	16.93%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,191
Portfolio turnover rate	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06
Net realized and unrealized gain (loss)	1.60
Total from investment operations	1.66
Distributions from net investment income	(.09)
Net asset value, end of period	$ 11.57
Total ReturnB,C,D	16.58%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,232
Portfolio turnover rate	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06
Net realized and unrealized gain (loss)	1.59
Total from investment operations	1.65
Distributions from net investment income	(.08)
Net asset value, end of period	$ 11.57
Total ReturnB,C,D	16.53%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,958
Portfolio turnover rate	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.13
Net realized and unrealized gain (loss)	1.60
Total from investment operations	1.73
Distributions from net investment income	(.10)
Net asset value, end of period	$ 11.63
Total ReturnB,C	17.34%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10%A
Expenses net of voluntary waivers, if any	.08%A
Expenses net of all reductions	.08%A
Net investment income (loss)	1.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 294
Portfolio turnover rate	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2004

1. Significant Accounting Policies.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund and Fidelity Advisor Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the funds intend to qualify as regulated investment companies by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 32,235,897	$ 585,961	$ (20,972)	$ 564,989
Advisor Freedom 2005	6,018,261	84,012	(23,168)	60,844
Advisor Freedom 2010	88,803,932	2,105,030	(172,820)	1,932,210
Advisor Freedom 2015	17,780,149	262,359	(93,007)	169,352
Advisor Freedom 2020	161,705,252	4,915,639	(470,825)	4,444,814
Advisor Freedom 2025	9,834,033	197,036	(55,582)	141,454
Advisor Freedom 2030	75,792,563	2,617,940	(308,343)	2,309,597
Advisor Freedom 2035	5,060,207	128,333	(27,947)	100,386
Advisor Freedom 2040	41,978,956	1,615,448	(228,784)	1,386,664
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Advisor Freedom Income	$ 1,120	$ 35,147	$ -
Advisor Freedom 2005	10,206	3,194	-
Advisor Freedom 2010	239,489	17,590	-
Advisor Freedom 2015	21,111	5,169	-
Advisor Freedom 2020	278,597	62,696	-
Advisor Freedom 2025	6,117	394	-
Advisor Freedom 2030	54,472	12,872	-
Advisor Freedom 2035	1,743	421	-
Advisor Freedom 2040	10,863	-	(105)

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

Year ended March 31, 2004
Ordinary Income
Advisor Freedom Income	$ 156,368
Advisor Freedom 2005	8,568
Advisor Freedom 2010	196,312
Advisor Freedom 2015	18,521
Advisor Freedom 2020	346,934
Advisor Freedom 2025	11,834
Advisor Freedom 2030	174,903
Advisor Freedom 2035	11,997
Advisor Freedom 2040	116,460

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and redemptions of the Underlying Funds' shares is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services the funds pay a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .10% of the funds' average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets. The funds do not pay any fees for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,442	$ 208
Class T	.25%	.25%	25,254	276
Class B	.75%	.25%	16,559	12,615
Class C	.75%	.25%	28,171	23,105
			$ 73,426	$ 36,204
Advisor Freedom 2005
Class A	0%	.25%	$ 464	$ 195
Class T	.25%	.25%	1,370	414
Class B	.75%	.25%	1,941	1,654
Class C	.75%	.25%	1,929	1,834
			$ 5,704	$ 4,097
Advisor Freedom 2010
Class A	0%	.25%	$ 20,867	$ 269
Class T	.25%	.25%	37,214	312
Class B	.75%	.25%	45,717	34,400
Class C	.75%	.25%	32,612	26,238
			$ 136,410	$ 61,219

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Advisor Freedom 2015
Class A	0%	.25%	$ 1,615	$ 174
Class T	.25%	.25%	3,878	342
Class B	.75%	.25%	6,114	4,769
Class C	.75%	.25%	5,597	4,481
			$ 17,204	$ 9,766
Advisor Freedom 2020
Class A	0%	.25%	$ 45,184	$ 85
Class T	.25%	.25%	64,286	-
Class B	.75%	.25%	71,689	53,825
Class C	.75%	.25%	43,938	35,758
			$ 225,097	$ 89,668
Advisor Freedom 2025
Class A	0%	.25%	$ 904	$ 199
Class T	.25%	.25%	1,441	406
Class B	.75%	.25%	4,240	3,371
Class C	.75%	.25%	3,686	3,477
			$ 10,271	$ 7,453
Advisor Freedom 2030
Class A	0%	.25%	$ 17,610	$ 203
Class T	.25%	.25%	34,064	184
Class B	.75%	.25%	34,833	26,277
Class C	.75%	.25%	29,316	17,895
			$ 115,823	$ 44,559
Advisor Freedom 2035
Class A	0%	.25%	$ 634	$ 203
Class T	.25%	.25%	964	412
Class B	.75%	.25%	2,265	1,902
Class C	.75%	.25%	1,942	1,833
			$ 5,805	$ 4,350
Advisor Freedom 2040
Class A	0%	.25%	$ 5,458	$ 191
Class T	.25%	.25%	24,598	264
Class B	.75%	.25%	17,969	13,666
Class C	.75%	.25%	18,118	13,474
			$ 66,143	$ 27,595

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$ 15,614
Class T	5,012
Class B*	9,135
Class C*	380
$ 30,141
Advisor Freedom 2005
Class A	$ 5,969
Class T	1,616
Class B*	400
Class C*	216
$ 8,201
Advisor Freedom 2010
Class A	$ 81,127
Class T	20,792
Class B*	14,478
Class C*	740
$ 117,137
Advisor Freedom 2015
Class A	$ 27,638
Class T	6,243
Class B*	58
Class C*	77
$ 34,016
Advisor Freedom 2020
Class A	$ 121,889
Class T	27,280
Class B*	13,621
Class C*	748
$ 163,538

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2025	Retained by FDC
Class A	$ 12,893
Class T	2,454
Class B*	813
Class C*	-
$ 16,160
Advisor Freedom 2030
Class A	$ 54,156
Class T	14,128
Class B*	5,292
Class C*	1,423
$ 74,999
Advisor Freedom 2035
Class A	$ 6,529
Class T	1,659
Class B*	158
Class C*	-
$ 8,346
Advisor Freedom 2040
Class A	$ 35,107
Class T	13,422
Class B*	3,837
Class C*	637
$ 53,003

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.33%	$ 313
Class T	.58%	1,204
Class B	1.08%	412
Class C	1.08%	707
Institutional Class	.08%	49
Advisor Freedom 2005
Class A	.33%	27
Class T	.58%	48
Class B	1.08%	33
Class C	1.08%	33
Institutional Class	.08%	29
Advisor Freedom 2010
Class A	.33%	1,956
Class T	.58%	1,777
Class B	1.08%	1,116
Class C	1.08%	762
Institutional Class	.08%	52
Advisor Freedom 2015
Class A	.33%	98
Class T	.58%	122
Class B	1.08%	99
Class C	1.08%	91
Institutional Class	.08%	19
Advisor Freedom 2020
Class A	.33%	4,432
Class T	.58%	3,049
Class B	1.08%	1,676
Class C	1.08%	1,028
Institutional Class	.08%	72
Advisor Freedom 2025
Class A	.33%	68
Class T	.58%	42
Class B	1.08%	66
Class C	1.08%	67
Institutional Class	.08%	18

Annual Report

5. Expense reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2030
Class A	.33%	1,651
Class T	.58%	1,501
Class B	1.08%	844
Class C	1.08%	715
Institutional Class	.08%	55
Advisor Freedom 2035
Class A	.33%	36
Class T	.58%	36
Class B	1.08%	55
Class C	1.08%	49
Institutional Class	.08%	18
Advisor Freedom 2040
Class A	.33%	479
Class T	.58%	1,033
Class B	1.08%	379
Class C	1.08%	376
Institutional Class	.08%	38

In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Advisor Freedom Income	$ 32
Advisor Freedom 2010	109
Advisor Freedom 2020	82
Advisor Freedom 2030	214
Advisor Freedom 2040	9

6. Other Information.

At the end of the period, FMR or its affiliates and certain unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Advisor Freedom 2005	17%	1	10%
Advisor Freedom 2010	-	1	19%
Advisor Freedom 2015	-	1	12%
Advisor Freedom 2020	-	1	25%
Advisor Freedom 2025	11%	-	-
Advisor Freedom 2030	-	1	15%
Advisor Freedom 2035	21%	-	-
Advisor Freedom 2040	-	2	23%

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended March 31,
Advisor Freedom IncomeA	2004
From net investment income
Class A	$ 19,649
Class T	79,678
Class B	18,877
Class C	34,941
Institutional Class	3,223
Total	$ 156,368
Advisor Freedom 2005B
From net investment income
Class A	$ 1,826
Class T	1,280
Class B	1,542
Class C	1,663
Institutional Class	2,257
Total	$ 8,568
Advisor Freedom 2010A
From net investment income
Class A	$ 43,977
Class T	66,548
Class B	49,040
Class C	34,840
Institutional Class	1,907
Total	$ 196,312
Advisor Freedom 2015B
From net investment income
Class A	$ 5,218
Class T	5,119
Class B	4,459
Class C	2,525
Institutional Class	1,200
Total	$ 18,521
Advisor Freedom 2020A
From net investment income
Class A	$ 89,794
Class T	125,405
Class B	78,799
Class C	50,035
Institutional Class	2,901
Total	$ 346,934

Annual Report

7. Distributions to Shareholders - continued

Year ended March 31,
Advisor Freedom 2025B	2004
From net investment income
Class A	$ 2,746
Class T	1,859
Class B	3,827
Class C	2,202
Institutional Class	1,200
Total	$ 11,834
Advisor Freedom 2030A
From net investment income
Class A	$ 35,680
Class T	69,540
Class B	38,645
Class C	29,038
Institutional Class	2,000
Total	$ 174,903
Advisor Freedom 2035B
From net investment income
Class A	$ 3,119
Class T	1,638
Class B	3,169
Class C	2,371
Institutional Class	1,700
Total	$ 11,997
Advisor Freedom 2040 A
From net investment income
Class A	$ 17,994
Class T	50,760
Class B	23,869
Class C	21,670
Institutional Class	2,167
Total	$ 116,460

A July 24, 2003 (commencement of operations) to March 31, 2004

B November 6, 2003 (commencement of operations) to March 31, 2004

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Year ended March 31,
Advisor Freedom Income A	2004	2004
Class A
Shares sold	556,120	$ 5,708,669
Reinvestment of distributions	1,560	16,075
Shares redeemed	(76,230)	(789,030)
Net increase (decrease)	481,450	$ 4,935,714
Class T
Shares sold	1,803,899	$ 18,395,637
Reinvestment of distributions	7,538	77,485
Shares redeemed	(412,756)	(4,222,818)
Net increase (decrease)	1,398,681	$ 14,250,304
Class B
Shares sold	406,170	$ 4,116,167
Reinvestment of distributions	1,783	18,299
Shares redeemed	(56,322)	(578,381)
Net increase (decrease)	351,631	$ 3,556,085
Class C
Shares sold	968,910	$ 9,906,406
Reinvestment of distributions	2,293	23,551
Shares redeemed	(79,710)	(821,157)
Net increase (decrease)	891,493	$ 9,108,800
Institutional Class
Shares sold	34,289	$ 345,318
Reinvestment of distributions	204	2,087
Shares redeemed	(1)	(6)
Net increase (decrease)	34,492	$ 347,399
Advisor Freedom 2005 B
Class A
Shares sold	132,035	$ 1,369,748
Reinvestment of distributions	177	1,810
Shares redeemed	(1)	(15)
Net increase (decrease)	132,211	$ 1,371,543
Class T
Shares sold	194,308	$ 2,020,332
Reinvestment of distributions	125	1,280
Shares redeemed	(632)	(6,663)
Net increase (decrease)	193,801	$ 2,014,949

Annual Report

8. Share Transactions - continued

	Shares	Dollars
	Year ended March 31,
	2004	2004
Class B
Shares sold	119,966	$ 1,241,061
Reinvestment of distributions	141	1,444
Shares redeemed	(5,213)	(54,663)
Net increase(decrease)	114,894	$ 1,187,842
Class C
Shares sold	104,471	$ 1,080,313
Reinvestment of distributions	163	1,663
Shares redeemed	(2,131)	(22,078)
Net increase(decrease)	102,503	$ 1,059,898
Institutional Class
Shares sold	37,614	$ 380,010
Reinvestment of distributions	221	2,257
Net increase(decrease)	37,835	$ 382,267
Advisor Freedom 2010 A
Class A
Shares sold	6,011,846	$ 64,179,052
Reinvestment of distributions	3,950	41,954
Shares redeemed	(3,027,942)	(32,337,081)
Net increase(decrease)	2,987,854	$ 31,883,925
Class T
Shares sold	3,031,245	$ 32,349,186
Reinvestment of distributions	6,169	65,456
Shares redeemed	(288,271)	(3,097,922)
Net increase(decrease)	2,749,143	$ 29,316,720
Class B
Shares sold	1,431,674	$ 15,072,786
Reinvestment of distributions	4,375	46,370
Shares redeemed	(65,871)	(697,008)
Net increase(decrease)	1,370,178	$ 14,422,148
Class C
Shares sold	1,108,463	$ 11,728,611
Reinvestment of distributions	2,998	31,779
Shares redeemed	(48,773)	(528,477)
Net increase(decrease)	1,062,688	$ 11,231,913
Institutional Class
Shares sold	161,267	$ 1,748,838
Reinvestment of distributions	143	1,516
Shares redeemed	(6,723)	(73,690)
Net increase(decrease)	154,687	$ 1,676,664

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares	Dollars
	Year ended March 31,
	2004	2004
Advisor Freedom 2015 B
Class A
Shares sold	453,543	$ 4,740,621
Reinvestment of distributions	503	5,159
Shares redeemed	(2,716)	(28,286)
Net increase(decrease)	451,330	$ 4,717,494
Class T
Shares sold	478,142	$ 5,005,957
Reinvestment of distributions	498	5,107
Shares redeemed	(2,027)	(21,269)
Net increase(decrease)	476,613	$ 4,989,795
Class B
Shares sold	403,545	$ 4,213,233
Reinvestment of distributions	434	4,450
Shares redeemed	(630)	(6,636)
Net increase(decrease)	403,349	$ 4,211,047
Class C
Shares sold	343,634	$ 3,596,889
Reinvestment of distributions	237	2,428
Shares redeemed	(3,598)	(38,127)
Net increase(decrease)	340,273	$ 3,561,190
Institutional Class
Shares sold	26,468	$ 268,672
Reinvestment of distributions	117	1,200
Net increase(decrease)	26,585	$ 269,872
Advisor Freedom 2020 A
Class A
Shares sold	7,039,702	$ 77,494,120
Reinvestment of distributions	7,871	85,955
Shares redeemed	(642,065)	(7,227,956)
Net increase(decrease)	6,405,508	$ 70,352,119
Class T
Shares sold	4,882,894	$ 53,798,538
Reinvestment of distributions	11,313	123,537
Shares redeemed	(260,830)	(2,914,264)
Net increase(decrease)	4,633,377	$ 51,007,811

Annual Report

8. Share Transactions - continued

	Shares	Dollars
	Year ended March 31,
	2004	2004
Class B
Shares sold	2,121,988	$ 22,935,276
Reinvestment of distributions	6,931	75,615
Shares redeemed	(63,508)	(709,002)
Net increase(decrease)	2,065,411	$ 22,301,889
Class C
Shares sold	1,436,597	$ 15,662,940
Reinvestment of distributions	3,975	43,369
Shares redeemed	(31,556)	(351,618)
Net increase(decrease)	1,409,016	$ 15,354,691
Institutional Class
Shares sold	213,708	$ 2,403,565
Reinvestment of distributions	165	1,800
Shares redeemed	(12,532)	(140,399)
Net increase(decrease)	201,341	$ 2,264,966
Advisor Freedom 2025 B
Class A
Shares sold	214,014	$ 2,244,093
Reinvestment of distributions	267	2,746
Shares redeemed	(161)	(1,730)
Net increase(decrease)	214,120	$ 2,245,109
Class T
Shares sold	243,313	$ 2,566,782
Reinvestment of distributions	168	1,733
Shares redeemed	(4,450)	(47,326)
Net increase(decrease)	239,031	$ 2,521,189
Class B
Shares sold	261,803	$ 2,752,450
Reinvestment of distributions	362	3,722
Shares redeemed	(1,779)	(19,098)
Net increase(decrease)	260,386	$ 2,737,074
Class C
Shares sold	205,102	$ 2,156,679
Reinvestment of distributions	195	2,008
Shares redeemed	(4,537)	(48,091)
Net increase(decrease)	200,760	$ 2,110,596
Institutional Class
Shares sold	20,644	$ 207,010
Reinvestment of distributions	116	1,200
Net increase(decrease)	20,760	$ 208,210

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares	Dollars
	Year ended March 31,
Advisor Freedom 2030A	2004	2004
Class A
Shares sold	2,657,168	$ 29,782,835
Reinvestment of distributions	3,132	34,676
Shares redeemed	(231,842)	(2,650,316)
Net increase(decrease)	2,428,458	$ 27,167,195
Class T
Shares sold	2,514,746	$ 28,024,586
Reinvestment of distributions	6,254	69,167
Shares redeemed	(148,511)	(1,683,269)
Net increase(decrease)	2,372,489	$ 26,410,484
Class B
Shares sold	1,105,667	$ 12,159,059
Reinvestment of distributions	3,296	36,421
Shares redeemed	(39,962)	(454,012)
Net increase(decrease)	1,069,001	$ 11,741,468
Class C
Shares sold	892,318	$ 9,844,674
Reinvestment of distributions	2,197	24,276
Shares redeemed	(44,688)	(510,933)
Net increase(decrease)	849,827	$ 9,358,017
Institutional Class
Shares sold	95,905	$ 1,079,123
Reinvestment of distributions	173	1,916
Shares redeemed	(6,432)	(74,028)
Net increase(decrease)	89,646	$ 1,007,011
Advisor Freedom 2035 B
Class A
Shares sold	177,071	$ 1,865,742
Reinvestment of distributions	299	3,084
Shares redeemed	(1,226)	(13,000)
Net increase(decrease)	176,144	$ 1,855,826
Class T
Shares sold	97,843	$ 1,031,539
Reinvestment of distributions	159	1,638
Shares redeemed	(95)	(1,015)
Net increase(decrease)	97,907	$ 1,032,162
Class B
Shares sold	105,253	$ 1,097,083
Reinvestment of distributions	308	3,169
Shares redeemed	(314)	(3,293)
Net increase(decrease)	105,247	$ 1,096,959

Annual Report

8. Share Transactions - continued

	Shares	Dollars
	Year ended March 31,
	2004	2004
Class C
Shares sold	83,351	$ 870,026
Reinvestment of distributions	220	2,265
Shares redeemed	(218)	(2,276)
Net increase(decrease)	83,353	$ 870,015
Institutional Class
Shares sold	20,001	$ 200,010
Reinvestment of distributions	165	1,700
Net increase(decrease)	20,166	$ 201,710
Advisor Freedom 2040A
Class A
Shares sold	937,469	$ 10,645,307
Reinvestment of distributions	1,597	17,851
Shares redeemed	(107,215)	(1,237,201)
Net increase(decrease)	831,851	$ 9,425,957
Class T
Shares sold	1,768,005	$ 19,891,891
Reinvestment of distributions	4,509	50,369
Shares redeemed	(118,254)	(1,362,835)
Net increase(decrease)	1,654,260	$ 18,579,425
Class B
Shares sold	653,746	$ 7,321,660
Reinvestment of distributions	2,047	22,842
Shares redeemed	(30,887)	(356,280)
Net increase(decrease)	624,906	$ 6,988,222
Class C
Shares sold	634,471	$ 7,073,358
Reinvestment of distributions	1,860	20,761
Shares redeemed	(34,976)	(401,419)
Net increase(decrease)	601,355	$ 6,692,700
Institutional Class
Shares sold	25,651	$ 264,662
Reinvestment of distributions	183	2,044
Shares redeemed	(554)	(6,457)
Net increase(decrease)	25,280	$ 260,249

A July 24, 2003 (commencement of operations) to March 31, 2004

B November 6, 2003 (commencement of operations) to March 31, 2004

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund and Fidelity Advisor Freedom 2040 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund and Fidelity Advisor Freedom 2040 Fund (the Funds), each a fund of the Fidelity Aberdeen Street Trust, including the portfolios of investments, as of March 31, 2004, and the related statements of operations, changes in net assets, and financial highlights from commencement of operations through March 21, 2004. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of March 31, 2004, and the results of their operations, the changes in their net assets, and their financial highlights from commencement of operations through March 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Advisor Freedom Fund, and review each Advisor Freedom Fund's performance. If the interests of an Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Freedom Income (2003), Advisor Freedom 2005 (2003), Advisor Freedom 2010 (2003), Advisor Freedom 2015 (2003), Advisor Freedom 2020 (2003), Advisor Freedom 2025 (2003), Advisor Freedom 2030 (2003), Advisor Freedom 2035 (2003), and Advisor Freedom 2040 (2003). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Bart A. Grenier (45)

Year of Election or Appointment: 2003

Vice President of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Ren Y. Cheng (47)

Year of Election or Appointment: 2003

Vice President of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Cheng also serves as Vice President of other funds advised by Strategic Advisers, Inc. including the Fidelity Freedom Funds®. Prior to assuming his current responsibilities, Mr. Cheng managed a variety of Fidelity funds. Mr. Cheng also serves as Vice President of FMR (2002), FMR Co., Inc. (2002) and Strategic Advisers, Inc. (2003).

Eric D. Roiter (55)

Year of Election or Appointment: 2003

Secretary of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2003

Chief Financial Officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)

Year of Election or Appointment: 2003

Assistant Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2003

Assistant Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (48)

Year of Election or Appointment: 2003

Assistant Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 2003

Assistant Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Advisor Freedom Income	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/10/04	05/07/04	$.019	$.010
Class T	05/10/04	05/07/04	$.013	$.010
Class B	05/10/04	05/07/04	$.002	$.010
Class C	05/10/04	05/07/04	$.003	$.010
Advisor Freedom 2005	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/10/04	05/07/04	$.017	$.004
Class T	05/10/04	05/07/04	$.014	$.004
Class B	05/10/04	05/07/04	$.009	$.004
Class C	05/10/04	05/07/04	$.009	$.004
Advisor Freedom 2010	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/10/04	05/07/04	$.029	$.002
Class T	05/10/04	05/07/04	$.026	$.002
Class B	05/10/04	05/07/04	$.016	$.002
Class C	05/10/04	05/07/04	$.016	$.002
Advisor Freedom 2015	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/10/04	05/07/04	$.010	$.002
Class T	05/10/04	05/07/04	$.008	$.002
Class B	05/10/04	05/07/04	$.002	$.002
Class C	05/10/04	05/07/04	$-	$.002
Advisor Freedom 2020	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/10/04	05/07/04	$.021	$.004
Class T	05/10/04	05/07/04	$.018	$.004
Class B	05/10/04	05/07/04	$.008	$.004
Class C	05/10/04	05/07/04	$.008	$.004
Advisor Freedom 2025	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/17/04	05/14/04	$.008	$.001
Class T	05/17/04	05/14/04	$.007	$.001
Class B	05/17/04	05/14/04	$.001	$.001
Class C	05/17/04	05/14/04	$-	$.001
Advisor Freedom 2030	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/17/04	05/14/04	$.011	$.002
Class T	05/17/04	05/14/04	$.008	$.002
Class B	05/17/04	05/14/04	$-	$.002
Class C	05/17/04	05/14/04	$-	$.002
Advisor Freedom 2035	Pay Date	Record Date	Dividends	Capital Gains
Class A	05/17/04	05/14/04	$.006	$.001
Class T	05/17/04	05/14/04	$.004	$.001
Class B	05/17/04	05/14/04	$-	$.001
Class C	05/17/04	05/14/04	$-	$.001

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Advisor Freedom Income	Class A	Class T	Class B	Class C
	1.38%	1.38%	1.38%	1.38%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Advisor Freedom Income	Class A	Class T	Class B	Class C
10/03/03	19%	19%	19%	19%
11/07/03	19%	19%	19%	19%
12/26/03	19%	19%	19%	19%
02/06/04	0%	0%	0%	0%
Distributions Paid 12/26/2003	Class A	Class T	Class B	Class C
Advisor Freedom 2005	31%	34%	38%	38%
Advisor Freedom 2010	29%	29%	34%	34%
Advisor Freedom 2015	39%	42%	42%	46%
Advisor Freedom 2020	40%	42%	52%	48%
Advisor Freedom 2025	47%	47%	52%	57%
Advisor Freedom 2030	49%	52%	59%	59%
Advisor Freedom 2035	45%	48%	51%	51%
Advisor Freedom 2040	49%	52%	55%	58%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Advisor Freedom Income	Class A	Class T	Class B	Class C
10/03/03	18%	16%	24%	25%
11/07/03	18%	16%	24%	25%
12/26/03	18%	16%	24%	25%
02/06/04	0%	0%	0%	0%
Distributions Paid 12/26/2003	Class A	Class T	Class B	Class C
Advisor Freedom 2005	30%	32%	27%	35%
Advisor Freedom 2010	24%	21%	27%	26%
Advisor Freedom 2015	33%	26%	33%	36%
Advisor Freedom 2020	29%	30%	38%	34%
Advisor Freedom 2025	42%	29%	32%	43%
Advisor Freedom 2030	34%	37%	42%	42%
Advisor Freedom 2035	29%	34%	35%	33%
Advisor Freedom 2040	33%	36%	36%	41%

The funds will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

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Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AFF-UANN-0504
1.792134.100

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Freedom FundsSM -

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 -
Institutional Class

Annual Report

March 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the funds have done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Freedom Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2005	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2010	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2015	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2025	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2035	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the funds' proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Freedom Income FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity Advisor Freedom Income FundSM - Institutional Class cumulative total return and show you what would have happened if Fidelity Advisor Freedom Income Fund - Insitutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of the investment would have grown, and also shows how the Lehman Brothers® Aggregate Bond Index did over the same period.

Annual Report

Fidelity Advisor Freedom 2005 Fund SM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity Advisor Freedom 2005 FundSM - Institutional Class cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2005 Fund - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report.

Annual Report

Fidelity Advisor Freedom 2010 Fund SM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity Advisor Freedom 2010 FundSM - Institutional Class cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2010 Fund - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of the investment would have grown, and also shows how the Standard & Poor's 500SM Index did over the same period.

Annual Report

Fidelity Advisor Freedom 2015 Fund SM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity Advisor Freedom 2015 FundSM - Institutional Class cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2015 Fund - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report.

Annual Report

Fidelity Advisor Freedom 2020 Fund SM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity Advisor Freedom 2020 FundSM - Institutional Class cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2020 Fund - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of the investment would have grown, and also shows how the Standard & Poor's 500SM Index did over the same period.

Annual Report

Fidelity Advisor Freedom 2025 Fund SM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity Advisor Freedom 2025 FundSM - Institutional Class cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2025 Fund - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report.

Annual Report

Fidelity Advisor Freedom 2030 Fund SM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity Advisor Freedom 2030 FundSM - Institutional Class cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2030 Fund - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of the investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

Annual Report

Fidelity Advisor Freedom 2035 Fund SM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity Advisor Freedom 2035 FundSM - Institutional Class cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2035 Fund - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report.

Annual Report

Fidelity Advisor Freedom 2040 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity Advisor Freedom 2040 FundSM - Institutional Class cumulative total return and show you what would have happened if Fidelity Advisor Freedom 2040 Fund - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of the investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Ren Cheng, Portfolio Manager of Fidelity Advisor Freedom FundsSM

Robust economic growth and rising corporate profitability helped fuel a broad-based rally in the U.S. equity markets during the 12-month period ending March 31, 2004. Most notably, the Russell 2000® Index, a benchmark for small-cap stock returns, soared 63.83%. The NASDAQ Composite® Index gained 49.38%, driven by strong returns from technology and telecommunications stocks. Elsewhere, the large-cap-oriented Standard & Poor's 500SM Index rose 35.12%, while the blue-chips' Dow Jones Industrial AverageSM advanced 32.39%. Overseas equity markets also performed well based on improving economic data around the world. The Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index, a proxy for the performance of the overseas equity markets, rose 57.93%. Turning to fixed-income results, the Lehman Brothers® Aggregate Bond Index, a broad measure of the U.S. taxable bond market, returned 5.41% during the past year. Buoyed by an improving business climate, corporate bonds were the top-performing fixed-income category, as evidenced by the 8.61% gain for the Lehman Brothers Credit Bond Index.

The Advisor Freedom Funds performed well from their inception dates through the end of the period on March 31, 2004, delivering a range of returns appropriate to portfolios with different asset allocations. On a relative basis, the Advisor Freedom Funds trailed their respective benchmarks by small margins due primarily to weakness in their underlying domestic equity holdings. More specifically, the individual returns of Fidelity® Advisor Growth & Income Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Large Cap Fund and Fidelity Advisor Equity Growth Fund trailed the return of the Wilshire 5000® Total Market Index since the inception of the original Advisor Freedom Funds - Income, 2010, 2020, 2030 and 2040 - on July 24, 2003. On the positive side of the ledger, the diversified international portfolios - Fidelity Advisor Diversified International Fund and Fidelity Advisor Overseas Fund - both outperformed the MSCI EAFE index. Elsewhere, Fidelity Advisor High Income Advantage Fund outperformed the Merrill Lynch® U.S. High Yield Master II Index, providing a boost to the total return of those Advisor Freedom Funds with an allocation to high-yield bonds.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes

Fund Holdings as of March 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	4.0%	3.8%
Fidelity Advisor Equity Growth Fund Institutional Class	2.0	1.9
Fidelity Advisor Equity Income Fund Institutional Class	4.2	3.9
Fidelity Advisor Growth & Income Fund Institutional Class	3.9	3.8
Fidelity Advisor Large Cap Fund Institutional Class	4.0	3.8
Fidelity Advisor Mid-Cap Fund Institutional Class	1.2	1.2
Fidelity Advisor Small Cap Fund Institutional Class	1.3	1.1
	20.6	19.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	20.1	20.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	20.1	20.3
	40.2	40.7
Short-Term Fixed-Income Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	15.8	16.0
Money Market Fund
Fidelity Cash Reserves Fund	23.4	23.8
	100.0%	100.0%

Annual Report

Fidelity Advisor Freedom Income Fund
Investment Changes - continued

Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2003. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 20.6%
Fidelity Advisor Dividend Growth Fund Institutional Class	113,981	$ 1,314,205
Fidelity Advisor Equity Growth Fund Institutional Class	14,003	660,125
Fidelity Advisor Equity Income Fund Institutional Class	50,288	1,356,262
Fidelity Advisor Growth & Income Fund Institutional Class	79,602	1,284,771
Fidelity Advisor Large Cap Fund Institutional Class	88,368	1,305,192
Fidelity Advisor Mid-Cap Fund Institutional Class	17,464	403,059
Fidelity Advisor Small Cap Fund Institutional Class	19,188	422,133
TOTAL EQUITY FUNDS (Cost $6,396,725)		6,745,747
Fixed-Income Funds - 56.0%

Investment Grade Fixed-Income Funds - 40.2%
Fidelity Advisor Government Investment Fund Institutional Class	646,411	6,586,927
Fidelity Advisor Intermediate Bond Fund Institutional Class	573,880	6,588,140
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		13,175,067
Short-Term Fixed-Income Funds - 15.8%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	538,122	5,203,638
TOTAL FIXED-INCOME FUNDS (Cost $18,162,636)		18,378,705
Money Market Fund - 23.4%

Fidelity Cash Reserves Fund (Cost $7,676,434)	7,676,434	7,676,434
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $32,235,795)		$ 32,800,886
Other Information
Purchases and redemptions of the underlying fund shares aggregated $37,483,614 and $5,218,740, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $32,235,795) - See accompanying schedule		$ 32,800,886
Cash		243,642
Receivable for investments sold		37,442
Total assets		33,081,970

Liabilities
Payable for investments purchased	$ 97,412
Payable for fund shares redeemed	164,149
Accrued management fee	3,781
Distribution fees payable	17,073
Total liabilities		282,415

Net Assets		$ 32,799,555
Net Assets consist of:
Paid in capital		$ 32,198,302
Undistributed net investment income		1,120
Accumulated undistributed net realized gain (loss) on investments		35,042
Net unrealized appreciation (depreciation) on investments		565,091
Net Assets		$ 32,799,555

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($5,008,636 ÷ 481,450 shares)	$ 10.40

Maximum offering price per share (100/94.25 of $10.40)	$ 11.03
Class T: Net Asset Value and redemption price per share ($14,535,367 ÷ 1,398,681 shares)	$ 10.39

Maximum offering price per share (100/96.50 of $10.39)	$ 10.77
Class B: Net Asset Value and offering price per share ($3,648,581 ÷ 351,631 shares) A	$ 10.38

Class C: Net Asset Value and offering price per share ($9,247,896 ÷ 891,493 shares) A	$ 10.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($359,075 ÷ 34,492 shares)	$ 10.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	July 24, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 235,721

Expenses
Management fee	$ 11,067
Distribution fees	73,426
Non-interested trustees' compensation	40
Total expenses before reductions	84,533
Expense reductions	(2,717)	81,816
Net investment income (loss)		153,905
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(29,080)
Capital gain distributions from underlying funds	67,705	38,625
Change in net unrealized appreciation (depreciation) on investment securities		565,091
Net gain (loss)		603,716
Net increase (decrease) in net assets resulting from operations		$ 757,621

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 153,905
Net realized gain (loss)	38,625
Change in net unrealized appreciation (depreciation)	565,091
Net increase (decrease) in net assets resulting from operations	757,621
Distributions to shareholders from net investment income	(156,368)
Share transactions - net increase (decrease)	32,198,302
Total increase (decrease) in net assets	32,799,555

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,120)	$ 32,799,555

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.13
Net realized and unrealized gain (loss)	.36
Total from investment operations	.49
Distributions from net investment income	(.09)
Net asset value, end of period	$ 10.40
Total ReturnB,C,D	4.95%
Ratios to Average Net AssetsG
Expenses before expense reductions	.35%A
Expenses net of voluntary waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	1.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,009
Portfolio turnover rate	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11
Net realized and unrealized gain (loss)	.37
Total from investment operations	.48
Distributions from net investment income	(.09)
Net asset value, end of period	$ 10.39
Total ReturnB,C,D	4.78%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,535
Portfolio turnover rate	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07
Net realized and unrealized gain (loss)	.37
Total from investment operations	.44
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.38
Total ReturnB,C,D	4.45%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,649
Portfolio turnover rate	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07
Net realized and unrealized gain (loss)	.37
Total from investment operations	.44
Distributions from net investment income	(.07)
Net asset value, end of period	$ 10.37
Total ReturnB,C,D	4.39%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,248
Portfolio turnover rate	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.14
Net realized and unrealized gain (loss)	.37
Total from investment operations	.51
Distributions from net investment income	(.10)
Net asset value, end of period	$ 10.41
Total ReturnB,C	5.16%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10%A
Expenses net of voluntary waivers, if any	.08%A
Expenses net of all reductions	.08%A
Net investment income (loss)	2.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 359
Portfolio turnover rate	46%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Summary

Fund Holdings as of March 31, 2004
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	7.8%
Fidelity Advisor Equity Growth Fund Institutional Class	3.9
Fidelity Advisor Equity Income Fund Institutional Class	7.9
Fidelity Advisor Growth & Income Fund Institutional Class	7.7
Fidelity Advisor Large Cap Fund Institutional Class	7.8
Fidelity Advisor Mid-Cap Fund Institutional Class	2.4
Fidelity Advisor Small Cap Fund Institutional Class	2.5
40.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.6
Fidelity Advisor Overseas Fund Institutional Class	2.6
5.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	20.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	20.1
40.1
Short-Term Fixed-Income Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	4.0
Money Market Fund
Fidelity Cash Reserves Fund	5.7
100.0%

Annual Report

Fidelity Advisor Freedom 2005 Fund
Investment Summary - continued

Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.2%
	Shares	Value (Note 1)
Domestic Equity Funds - 40.0%
Fidelity Advisor Dividend Growth Fund Institutional Class	41,237	$ 475,461
Fidelity Advisor Equity Growth Fund Institutional Class	5,076	239,271
Fidelity Advisor Equity Income Fund Institutional Class	17,904	482,871
Fidelity Advisor Growth & Income Fund Institutional Class	29,168	470,768
Fidelity Advisor Large Cap Fund Institutional Class	32,030	473,086
Fidelity Advisor Mid-Cap Fund Institutional Class	6,232	143,842
Fidelity Advisor Small Cap Fund Institutional Class	6,768	148,891
TOTAL DOMESTIC EQUITY FUNDS		2,434,190
International Equity Funds - 5.2%
Fidelity Advisor Diversified International Fund Institutional Class	9,312	158,405
Fidelity Advisor Overseas Fund Institutional Class	9,485	157,736
TOTAL INTERNATIONAL EQUITY FUNDS		316,141
TOTAL EQUITY FUNDS (Cost $2,705,141)		2,750,331
Fixed-Income Funds - 49.1%

High Yield Fixed-Income Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	32,890	303,905
Investment Grade Fixed-Income Funds - 40.1%
Fidelity Advisor Government Investment Fund Institutional Class	119,533	1,218,042
Fidelity Advisor Intermediate Bond Fund Institutional Class	106,125	1,218,318
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,436,360
Short-Term Fixed-Income Funds - 4.0%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	25,047	242,202
TOTAL FIXED-INCOME FUNDS (Cost $2,966,809)		2,982,467
Money Market Fund - 5.7%
	Shares	Value (Note 1)
Fidelity Cash Reserves Fund (Cost $346,307)	346,307	$ 346,307
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $6,018,257)		$ 6,079,105
Other Information
Purchases and redemptions of the underlying fund shares aggregated $6,105,267 and $86,233, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $6,018,257) - See accompanying schedule		$ 6,079,105
Cash		28
Receivable for fund shares sold		314,739
Total assets		6,393,872

Liabilities
Payable for investments purchased	$ 300,196
Accrued management fee	586
Distribution fees payable	2,343
Total liabilities		303,125

Net Assets		$ 6,090,747
Net Assets consist of:
Paid in capital		$ 6,016,499
Undistributed net investment income		10,206
Accumulated undistributed net realized gain (loss) on investments		3,194
Net unrealized appreciation (depreciation) on investments		60,848
Net Assets		$ 6,090,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($1,386,469 ÷ 132,211 shares)	$ 10.49

Maximum offering price per share (100/94.25 of $10.49)	$ 11.13
Class T: Net Asset Value and redemption price per share ($2,031,359 ÷ 193,801 shares)	$ 10.48

Maximum offering price per share (100/96.50 of $10.48)	$ 10.86
Class B: Net Asset Value and offering price per share ($1,202,573 ÷ 114,894 shares) A	$ 10.47

Class C: Net Asset Value and offering price per share ($1,073,273 ÷ 102,503 shares) A	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($397,073 ÷ 37,835 shares)	$ 10.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	November 6, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 25,035
Interest		28
Total income		25,063

Expenses
Management fee	$ 975
Distribution fees	5,704
Non-interested trustees' compensation	3
Total expenses before reductions	6,682
Expense reductions	(170)	6,512
Net investment income (loss)		18,551
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(777)
Capital gain distributions from underlying funds	4,194	3,417
Change in net unrealized appreciation (depreciation) on investment securities		60,848
Net gain (loss)		64,265
Net increase (decrease) in net assets resulting from operations		$ 82,816

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,551
Net realized gain (loss)	3,417
Change in net unrealized appreciation (depreciation)	60,848
Net increase (decrease) in net assets resulting from operations	82,816
Distributions to shareholders from net investment income	(8,568)
Share transactions - net increase (decrease)	6,016,499
Total increase (decrease) in net assets	6,090,747

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $10,206)	$ 6,090,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.09
Net realized and unrealized gain (loss)	.46
Total from investment operations	.55
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.49
Total ReturnB,C,D	5.52%
Ratios to Average Net AssetsG
Expenses before expense reductions	.35%A
Expenses net of voluntary waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	2.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,386
Portfolio turnover rate	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08
Net realized and unrealized gain (loss)	.46
Total from investment operations	.54
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.48
Total ReturnB,C,D	5.36%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,031
Portfolio turnover rate	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06
Net realized and unrealized gain (loss)	.46
Total from investment operations	.52
Distributions from net investment income	(.05)
Net asset value, end of period	$ 10.47
Total ReturnB,C,D	5.21%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,203
Portfolio turnover rate	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06
Net realized and unrealized gain (loss)	.46
Total from investment operations	.52
Distributions from net investment income	(.05)
Net asset value, end of period	$ 10.47
Total ReturnB,C,D	5.21%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,073
Portfolio turnover rate	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.10
Net realized and unrealized gain (loss)	.45
Total from investment operations	.55
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.49
Total ReturnB,C	5.52%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10%A
Expenses net of voluntary waivers, if any	.08%A
Expenses net of all reductions	.08%A
Net investment income (loss)	2.46%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 397
Portfolio turnover rate	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes

Fund Holdings as of March 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	7.9%	7.8%
Fidelity Advisor Equity Growth Fund Institutional Class	4.0	3.9
Fidelity Advisor Equity Income Fund Institutional Class	8.1	7.8
Fidelity Advisor Growth & Income Fund Institutional Class	7.7	7.7
Fidelity Advisor Large Cap Fund Institutional Class	7.8	7.7
Fidelity Advisor Mid-Cap Fund Institutional Class	2.4	2.4
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.4
	40.4	39.7
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.7	2.6
Fidelity Advisor Overseas Fund Institutional Class	2.6	2.5
	5.3	5.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.1	5.2
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	19.8	20.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	19.9	20.2
	39.7	40.5
Short-Term Fixed-Income Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	3.8	3.9
Money Market Fund
Fidelity Cash Reserves Fund	5.7	5.6
	100.0%	100.0%

Annual Report

Fidelity Advisor Freedom 2010 Fund
Investment Changes - continued

Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2003. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 40.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	618,583	$ 7,132,259
Fidelity Advisor Equity Growth Fund Institutional Class	76,594	3,610,646
Fidelity Advisor Equity Income Fund Institutional Class	270,982	7,308,373
Fidelity Advisor Growth & Income Fund Institutional Class	435,150	7,023,318
Fidelity Advisor Large Cap Fund Institutional Class	480,906	7,102,984
Fidelity Advisor Mid-Cap Fund Institutional Class	94,251	2,175,309
Fidelity Advisor Small Cap Fund Institutional Class	104,079	2,289,734
TOTAL DOMESTIC EQUITY FUNDS		36,642,623
International Equity Funds - 5.3%
Fidelity Advisor Diversified International Fund Institutional Class	143,285	2,437,269
Fidelity Advisor Overseas Fund Institutional Class	145,772	2,424,190
TOTAL INTERNATIONAL EQUITY FUNDS		4,861,459
TOTAL EQUITY FUNDS (Cost $40,014,308)		41,504,082
Fixed-Income Funds - 48.6%

High Yield Fixed-Income Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	499,305	4,613,579
Investment Grade Fixed-Income Funds - 39.7%
Fidelity Advisor Government Investment Fund Institutional Class	1,767,624	18,012,091
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,569,315	18,015,735
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		36,027,826
Short-Term Fixed-Income Funds - 3.8%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	358,666	3,468,296
TOTAL FIXED-INCOME FUNDS (Cost $43,664,601)		44,109,701
Money Market Fund - 5.7%
	Shares	Value (Note 1)
Fidelity Cash Reserves Fund (Cost $5,122,359)	5,122,359	$ 5,122,359
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $88,801,268)		$ 90,736,142
Other Information
Purchases and redemptions of the underlying fund shares aggregated $117,747,651 and $28,871,201, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $88,801,268) - See accompanying schedule		$ 90,736,142
Cash		1
Receivable for investments sold		138,498
Receivable for fund shares sold		793,759
Total assets		91,668,400

Liabilities
Payable for investments purchased	$ 692,653
Payable for fund shares redeemed	207,138
Accrued management fee	9,934
Distribution fees payable	38,020
Total liabilities		947,745

Net Assets		$ 90,720,655
Net Assets consist of:
Paid in capital		$ 88,531,370
Undistributed net investment income		239,489
Accumulated undistributed net realized gain (loss) on investments		14,922
Net unrealized appreciation (depreciation) on investments		1,934,874
Net Assets		$ 90,720,655

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($32,615,485 ÷ 2,987,854 shares)	$ 10.92

Maximum offering price per share (100/94.25 of $10.92)	$ 11.59
Class T: Net Asset Value and redemption price per share ($29,964,180 ÷ 2,749,143 shares)	$ 10.90

Maximum offering price per share (100/96.50 of $10.90)	$ 11.30
Class B: Net Asset Value and offering price per share ($14,897,169 ÷ 1,370,178 shares) A	$ 10.87

Class C: Net Asset Value and offering price per share ($11,552,383 ÷ 1,062,688 shares) A	$ 10.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,691,438 ÷ 154,687 shares)	$ 10.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	July 24, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 585,312

Expenses
Management fee	$ 23,831
Distribution fees	136,410
Non-interested trustees' compensation	78
Total expenses before reductions	160,319
Expense reductions	(5,772)	154,547
Net investment income (loss)		430,765
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(75,182)
Capital gain distributions from underlying fund shares	95,140	19,958
Change in net unrealized appreciation (depreciation) on investment securities		1,934,874
Net gain (loss)		1,954,832
Net increase (decrease) in net assets resulting from operations		$ 2,385,597

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 430,765
Net realized gain (loss)	19,958
Change in net unrealized appreciation (depreciation)	1,934,874
Net increase (decrease) in net assets resulting from operations	2,385,597
Distributions to shareholders from net investment income	(196,312)
Share transactions - net increase (decrease)	88,531,370
Total increase (decrease) in net assets	90,720,655

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $239,489)	$ 90,720,655

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.16
Net realized and unrealized gain (loss)	.83
Total from investment operations	.99
Distributions from net investment income	(.07)
Net asset value, end of period	$ 10.92
Total ReturnB,C,D	9.92%
Ratios to Average Net AssetsG
Expenses before expense reductions	.35%A
Expenses net of voluntary waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	2.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,615
Portfolio turnover rate	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.14
Net realized and unrealized gain (loss)	.83
Total from investment operations	.97
Distributions from net investment income	(.07)
Net asset value, end of period	$ 10.90
Total ReturnB,C,D	9.72%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,964
Portfolio turnover rate	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.10
Net realized and unrealized gain (loss)	.83
Total from investment operations	.93
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.87
Total ReturnB,C,D	9.32%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,897
Portfolio turnover rate	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.10
Net realized and unrealized gain (loss)	.83
Total from investment operations	.93
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.87
Total ReturnB,C,D	9.32%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,552
Portfolio turnover rate	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.17
Net realized and unrealized gain (loss)	.83
Total from investment operations	1.00
Distributions from net investment income	(.07)
Net asset value, end of period	$ 10.93
Total ReturnB,C	10.02%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10%A
Expenses net of voluntary waivers, if any	.08%A
Expenses net of all reductions	.08%A
Net investment income (loss)	2.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,691
Portfolio turnover rate	103%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Summary

Fund Holdings as of March 31, 2004
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	10.2%
Fidelity Advisor Equity Growth Fund Institutional Class	5.2
Fidelity Advisor Equity Income Fund Institutional Class	10.4
Fidelity Advisor Growth & Income Fund Institutional Class	10.1
Fidelity Advisor Large Cap Fund Institutional Class	10.2
Fidelity Advisor Mid-Cap Fund Institutional Class	3.1
Fidelity Advisor Small Cap Fund Institutional Class	3.2
52.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.3
Fidelity Advisor Overseas Fund Institutional Class	4.2
8.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	6.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	14.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	14.5
28.9
Short-Term Fixed-Income Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	1.5
Money Market Fund
Fidelity Cash Reserves Fund	2.2
100.0%

Annual Report

Fidelity Advisor Freedom 2015 Fund
Investment Summary - continued

Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.9%
	Shares	Value (Note 1)
Domestic Equity Funds - 52.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	159,024	$ 1,833,544
Fidelity Advisor Equity Growth Fund Institutional Class	19,627	925,213
Fidelity Advisor Equity Income Fund Institutional Class	69,029	1,861,707
Fidelity Advisor Growth & Income Fund Institutional Class	112,805	1,820,677
Fidelity Advisor Large Cap Fund Institutional Class	123,704	1,827,109
Fidelity Advisor Mid-Cap Fund Institutional Class	24,006	554,058
Fidelity Advisor Small Cap Fund Institutional Class	26,211	576,653
TOTAL DOMESTIC EQUITY FUNDS		9,398,961
International Equity Funds - 8.5%
Fidelity Advisor Diversified International Fund Institutional Class	45,055	766,383
Fidelity Advisor Overseas Fund Institutional Class	45,917	763,603
TOTAL INTERNATIONAL EQUITY FUNDS		1,529,986
TOTAL EQUITY FUNDS (Cost $10,783,427)		10,928,947
Fixed-Income Funds - 36.9%

High Yield Fixed-Income Funds - 6.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	126,943	1,172,950
Investment Grade Fixed-Income Funds - 28.9%
Fidelity Advisor Government Investment Fund Institutional Class	254,504	2,593,394
Fidelity Advisor Intermediate Bond Fund Institutional Class	225,943	2,593,826
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,187,220
Short-Term Fixed-Income Funds - 1.5%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	27,694	267,800
TOTAL FIXED-INCOME FUNDS (Cost $6,604,115)		6,627,970
Money Market Fund - 2.2%
	Shares	Value (Note 1)
Fidelity Cash Reserves Fund (Cost $392,584)	392,584	$ 392,584
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $17,780,126)		$ 17,949,501
Other Information
Purchases and redemptions of the underlying fund shares aggregated $17,920,164 and $140,216, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $17,780,126) - See accompanying schedule		$ 17,949,501
Cash		29
Receivable for fund shares sold		474,623
Total assets		18,424,153

Liabilities
Payable for investments purchased	$ 468,932
Payable for fund shares redeemed	400
Accrued management fee	1,907
Distribution fees payable	7,883
Total liabilities		479,122

Net Assets		$ 17,945,031
Net Assets consist of:
Paid in capital		$ 17,749,398
Undistributed net investment income		20,910
Accumulated undistributed net realized gain (loss) on investments		5,348
Net unrealized appreciation (depreciation) on investments		169,375
Net Assets		$ 17,945,031

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($4,772,547 ÷ 451,330 shares)	$ 10.57

Maximum offering price per share (100/94.25 of $10.57)	$ 11.21
Class T: Net Asset Value and redemption price per share ($5,038,301 ÷ 476,613 shares)	$ 10.57

Maximum offering price per share (100/96.50 of $10.57)	$ 10.95
Class B: Net Asset Value and offering price per share ($4,259,439 ÷ 403,349 shares) A	$ 10.56

Class C: Net Asset Value and offering price per share ($3,593,171 ÷ 340,273 shares) A	$ 10.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($281,573 ÷ 26,585 shares)	$ 10.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	November 6, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 58,556
Interest		29
Total income		58,585

Expenses
Management fee	$ 2,662
Distribution fees	17,204
Non-interested trustees' compensation	6
Total expenses before reductions	19,872
Expense reductions	(429)	19,443
Net investment income (loss)		39,142
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	179
Capital gain distributions from underlying funds	5,458	5,637
Change in net unrealized appreciation (depreciation) on investment securities		169,375
Net gain (loss)		175,012
Net increase (decrease) in net assets resulting from operations		$ 214,154

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,142
Net realized gain (loss)	5,637
Change in net unrealized appreciation (depreciation)	169,375
Net increase (decrease) in net assets resulting from operations	214,154
Distributions to shareholders from net investment income	(18,521)
Share transactions - net increase (decrease)	17,749,398
Total increase (decrease) in net assets	17,945,031

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $20,910)	$ 17,945,031

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07
Net realized and unrealized gain (loss)	.56
Total from investment operations	.63
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.57
Total ReturnB,C,D	6.32%
Ratios to Average Net AssetsG
Expenses before expense reductions	.35%A
Expenses net of voluntary waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,773
Portfolio turnover rate	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06
Net realized and unrealized gain (loss)	.57
Total from investment operations	.63
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.57
Total ReturnB,C,D	6.27%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,038
Portfolio turnover rate	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04
Net realized and unrealized gain (loss)	.58
Total from investment operations	.62
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.56
Total ReturnB,C,D	6.17%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,259
Portfolio turnover rate	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04
Net realized and unrealized gain (loss)	.57
Total from investment operations	.61
Distributions from net investment income	(.05)
Net asset value, end of period	$ 10.56
Total ReturnB,C,D	6.12%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,593
Portfolio turnover rate	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.09
Net realized and unrealized gain (loss)	.56
Total from investment operations	.65
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.59
Total ReturnB,C	6.52%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10%A
Expenses net of voluntary waivers, if any	.08%A
Expenses net of all reductions	.08%A
Net investment income (loss)	2.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 282
Portfolio turnover rate	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes

Fund Holdings as of March 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	11.7%	11.6%
Fidelity Advisor Equity Growth Fund Institutional Class	5.9	5.9
Fidelity Advisor Equity Income Fund Institutional Class	12.0	11.6
Fidelity Advisor Growth & Income Fund Institutional Class	11.5	11.5
Fidelity Advisor Large Cap Fund Institutional Class	11.6	11.6
Fidelity Advisor Mid-Cap Fund Institutional Class	3.5	3.6
Fidelity Advisor Small Cap Fund Institutional Class	3.7	3.5
	59.9	59.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.2	5.1
Fidelity Advisor Overseas Fund Institutional Class	5.2	5.1
	10.4	10.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	7.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	11.1	11.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	11.1	11.4
	22.2	22.8
	100.0%	100.0%

Annual Report

Fidelity Advisor Freedom 2020 Fund
Investment Changes - continued

Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2003. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.3%
	Shares	Value (Note 1)
Domestic Equity Funds - 59.9%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,682,100	$ 19,394,618
Fidelity Advisor Equity Growth Fund Institutional Class	207,811	9,796,200
Fidelity Advisor Equity Income Fund Institutional Class	736,376	19,860,067
Fidelity Advisor Growth & Income Fund Institutional Class	1,185,392	19,132,229
Fidelity Advisor Large Cap Fund Institutional Class	1,306,286	19,293,850
Fidelity Advisor Mid-Cap Fund Institutional Class	254,480	5,873,406
Fidelity Advisor Small Cap Fund Institutional Class	280,928	6,180,406
TOTAL DOMESTIC EQUITY FUNDS		99,530,776
International Equity Funds - 10.4%
Fidelity Advisor Diversified International Fund Institutional Class	511,541	8,701,305
Fidelity Advisor Overseas Fund Institutional Class	519,927	8,646,392
TOTAL INTERNATIONAL EQUITY FUNDS		17,347,697
TOTAL EQUITY FUNDS (Cost $112,906,046)		116,878,473
Fixed-Income Funds - 29.7%

High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,341,726	12,397,549
Investment Grade Fixed-Income Funds - 22.2%
Fidelity Advisor Government Investment Fund Institutional Class	1,810,034	18,444,242
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,605,383	18,429,802
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		36,874,044
TOTAL FIXED-INCOME FUNDS (Cost $48,798,720)		49,271,593
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $161,704,766)		$ 166,150,066
Other Information
Purchases and redemptions of the underlying fund shares aggregated $163,374,072 and $1,656,921, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $161,704,766) - See accompanying schedule		$ 166,150,066
Receivable for fund shares sold		946,853
Total assets		167,096,919

Liabilities
Payable for investments purchased	$ 617,750
Payable for fund shares redeemed	328,459
Accrued management fee	18,085
Distribution fees payable	65,044
Total liabilities		1,029,338

Net Assets		$ 166,067,581
Net Assets consist of:
Paid in capital		$ 161,281,476
Undistributed net investment income		278,597
Accumulated undistributed net realized gain (loss) on investments		62,208
Net unrealized appreciation (depreciation) on investments		4,445,300
Net Assets		$ 166,067,581

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($72,334,246 ÷ 6,405,508 shares)	$ 11.29

Maximum offering price per share (100/94.25 of $11.29)	$ 11.98
Class T: Net Asset Value and redemption price per share ($52,309,807 ÷ 4,633,377 shares)	$ 11.29

Maximum offering price per share (100/96.50 of $11.29)	$ 11.70
Class B: Net Asset Value and offering price per share ($23,274,067 ÷ 2,065,411 shares) A	$ 11.27

Class C: Net Asset Value and offering price per share ($15,871,331 ÷ 1,409,016 shares) A	$ 11.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,278,130 ÷ 201,341 shares)	$ 11.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	July 24, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 879,011

Expenses
Management fee	$ 42,754
Distribution fees	225,097
Non-interested trustees' compensation	137
Total expenses before reductions	267,988
Expense reductions	(10,339)	257,649
Net investment income (loss)		621,362
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(12,385)
Capital gain distributions from underlying funds	78,762	66,377
Change in net unrealized appreciation (depreciation) on investment securities		4,445,300
Net gain (loss)		4,511,677
Net increase (decrease) in net assets resulting from operations		$ 5,133,039

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 621,362
Net realized gain (loss)	66,377
Change in net unrealized appreciation (depreciation)	4,445,300
Net increase (decrease) in net assets resulting from operations	5,133,039
Distributions to shareholders from net investment income	(346,934)
Share transactions - net increase (decrease)	161,281,476
Total increase (decrease) in net assets	166,067,581

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $278,597)	$ 166,067,581

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.13
Net realized and unrealized gain (loss)	1.25
Total from investment operations	1.38
Distributions from net investment income	(.09)
Net asset value, end of period	$ 11.29
Total ReturnB,C,D	13.78%
Ratios to Average Net AssetsG
Expenses before expense reductions	.35%A
Expenses net of voluntary waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	1.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,334
Portfolio turnover rate	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11
Net realized and unrealized gain (loss)	1.26
Total from investment operations	1.37
Distributions from net investment income	(.08)
Net asset value, end of period	$ 11.29
Total ReturnB,C,D	13.73%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,310
Portfolio turnover rate	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07
Net realized and unrealized gain (loss)	1.27
Total from investment operations	1.34
Distributions from net investment income	(.07)
Net asset value, end of period	$ 11.27
Total ReturnB,C,D	13.37%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,274
Portfolio turnover rate	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07
Net realized and unrealized gain (loss)	1.26
Total from investment operations	1.33
Distributions from net investment income	(.07)
Net asset value, end of period	$ 11.26
Total ReturnB,C,D	13.32%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,871
Portfolio turnover rate	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.15
Net realized and unrealized gain (loss)	1.25
Total from investment operations	1.40
Distributions from net investment income	(.09)
Net asset value, end of period	$ 11.31
Total ReturnB,C	14.03%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10%A
Expenses net of voluntary waivers, if any	.08%A
Expenses net of all reductions	.08%A
Net investment income (loss)	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,278
Portfolio turnover rate	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Summary

Fund Holdings as of March 31, 2004
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	12.9%
Fidelity Advisor Equity Growth Fund Institutional Class	6.5
Fidelity Advisor Equity Income Fund Institutional Class	13.1
Fidelity Advisor Growth & Income Fund Institutional Class	12.8
Fidelity Advisor Large Cap Fund Institutional Class	12.8
Fidelity Advisor Mid-Cap Fund Institutional Class	3.9
Fidelity Advisor Small Cap Fund Institutional Class	4.0
66.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.0
Fidelity Advisor Overseas Fund Institutional Class	5.9
11.9
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	7.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	7.3
14.6
100.0%

Annual Report

Fidelity Advisor Freedom 2025 Fund
Investment Changes - continued

Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 77.9%
	Shares	Value (Note 1)
Domestic Equity Funds - 66.0%
Fidelity Advisor Dividend Growth Fund Institutional Class	111,425	$ 1,284,731
Fidelity Advisor Equity Growth Fund Institutional Class	13,770	649,100
Fidelity Advisor Equity Income Fund Institutional Class	48,357	1,304,189
Fidelity Advisor Growth & Income Fund Institutional Class	78,945	1,274,168
Fidelity Advisor Large Cap Fund Institutional Class	86,629	1,279,506
Fidelity Advisor Mid-Cap Fund Institutional Class	16,814	388,065
Fidelity Advisor Small Cap Fund Institutional Class	18,341	403,510
TOTAL DOMESTIC EQUITY FUNDS		6,583,269
International Equity Funds - 11.9%
Fidelity Advisor Diversified International Fund Institutional Class	35,057	596,314
Fidelity Advisor Overseas Fund Institutional Class	35,691	593,543
TOTAL INTERNATIONAL EQUITY FUNDS		1,189,857
TOTAL EQUITY FUNDS (Cost $7,634,525)		7,773,126
Fixed-Income Funds - 22.1%

High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	80,327	742,223
Investment Grade Fixed-Income Funds - 14.6%
Fidelity Advisor Government Investment Fund Institutional Class	71,638	729,987
Fidelity Advisor Intermediate Bond Fund Institutional Class	63,602	730,151
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,460,138
TOTAL FIXED-INCOME FUNDS (Cost $2,199,510)		2,202,361
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,834,035)		$ 9,975,487
Other Information
Purchases and redemptions of the underlying fund shares aggregated $9,935,720 and $100,386, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $9,834,035) - See accompanying schedule		$ 9,975,487
Cash		27
Receivable for fund shares sold		279,029
Total assets		10,254,543

Liabilities
Payable for investments purchased	$ 260,496
Payable for fund shares redeemed	18,384
Accrued management fee	1,048
Distribution fees payable	4,475
Total liabilities		284,403

Net Assets		$ 9,970,140
Net Assets consist of:
Paid in capital		$ 9,822,177
Undistributed net investment income		6,118
Accumulated undistributed net realized gain (loss) on investments		393
Net unrealized appreciation (depreciation) on investments		141,452
Net Assets		$ 9,970,140

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($2,284,181 ÷ 214,120 shares)	$ 10.67

Maximum offering price per share (100/94.25 of $10.67)	$ 11.32
Class T: Net Asset Value and redemption price per share ($2,556,091 ÷ 239,031 shares)	$ 10.69

Maximum offering price per share (100/96.50 of $10.69)	$ 11.08
Class B: Net Asset Value and offering price per share ($2,771,032 ÷ 260,386 shares) A	$ 10.64

Class C: Net Asset Value and offering price per share ($2,137,113 ÷ 200,760 shares) A	$ 10.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($221,723 ÷ 20,760 shares)	$ 10.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	November 6, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 29,359
Interest		27
Total income		29,386

Expenses
Management fee	$ 1,516
Distribution fees	10,271
Non-interested trustees' compensation	4
Total expenses before reductions	11,791
Expense reductions	(261)	11,530
Net investment income (loss)		17,856
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,299)
Capital gain distributions from underlying funds	1,787	488
Change in net unrealized appreciation (depreciation) on investment securities		141,452
Net gain (loss)		141,940
Net increase (decrease) in net assets resulting from operations		$ 159,796

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,856
Net realized gain (loss)	488
Change in net unrealized appreciation (depreciation)	141,452
Net increase (decrease) in net assets resulting from operations	159,796
Distributions to shareholders from net investment income	(11,834)
Share transactions - net increase (decrease)	9,822,178
Total increase (decrease) in net assets	9,970,140

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $6,118)	$ 9,970,140

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	.67
Total from investment operations	.73
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.67
Total ReturnB,C,D	7.32%
Ratios to Average Net AssetsG
Expenses before expense reductions	.35%A
Expenses net of voluntary waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,284
Portfolio turnover rate	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05
Net realized and unrealized gain (loss)	.70
Total from investment operations	.75
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.69
Total ReturnB,C,D	7.52%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,556
Portfolio turnover rate	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03
Net realized and unrealized gain (loss)	.67
Total from investment operations	.70
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.64
Total ReturnB,C,D	6.97%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,771
Portfolio turnover rate	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03
Net realized and unrealized gain (loss)	.67
Total from investment operations	.70
Distributions from net investment income	(.05)
Net asset value, end of period	$ 10.65
Total ReturnB,C,D	7.02%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,137
Portfolio turnover rate	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.08
Net realized and unrealized gain (loss)	.66
Total from investment operations	.74
Distributions from net investment income	(.06)
Net asset value, end of period	$ 10.68
Total ReturnB,C	7.42%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10%A
Expenses net of voluntary waivers, if any	.08%A
Expenses net of all reductions	.08%A
Net investment income (loss)	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 222
Portfolio turnover rate	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes

Fund Holdings as of March 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.6%	13.5%
Fidelity Advisor Equity Growth Fund Institutional Class	6.8	6.9
Fidelity Advisor Equity Income Fund Institutional Class	13.9	13.6
Fidelity Advisor Growth & Income Fund Institutional Class	13.4	13.5
Fidelity Advisor Large Cap Fund Institutional Class	13.5	13.5
Fidelity Advisor Mid-Cap Fund Institutional Class	4.1	4.1
Fidelity Advisor Small Cap Fund Institutional Class	4.3	4.1
	69.6	69.2
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.6	6.4
Fidelity Advisor Overseas Fund Institutional Class	6.5	6.4
	13.1	12.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	7.8
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	4.9	5.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	4.9	5.1
	9.8	10.2
	100.0%	100.0%

Annual Report

Fidelity Advisor Freedom 2030 Fund
Investment Changes - continued

Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2003. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.6%
Fidelity Advisor Dividend Growth Fund Institutional Class	919,234	$ 10,598,772
Fidelity Advisor Equity Growth Fund Institutional Class	113,487	5,349,755
Fidelity Advisor Equity Income Fund Institutional Class	402,676	10,860,171
Fidelity Advisor Growth & Income Fund Institutional Class	647,426	10,449,450
Fidelity Advisor Large Cap Fund Institutional Class	713,870	10,543,856
Fidelity Advisor Mid-Cap Fund Institutional Class	139,283	3,214,649
Fidelity Advisor Small Cap Fund Institutional Class	153,805	3,383,706
TOTAL DOMESTIC EQUITY FUNDS		54,400,359
International Equity Funds - 13.1%
Fidelity Advisor Diversified International Fund Institutional Class	300,642	5,113,918
Fidelity Advisor Overseas Fund Institutional Class	305,609	5,082,282
TOTAL INTERNATIONAL EQUITY FUNDS		10,196,200
TOTAL EQUITY FUNDS (Cost $62,368,035)		64,596,559
Fixed-Income Funds - 17.3%

High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	632,629	5,845,489
Investment Grade Fixed-Income Funds - 9.8%
Fidelity Advisor Government Investment Fund Institutional Class	375,937	3,830,801
Fidelity Advisor Intermediate Bond Fund Institutional Class	333,564	3,829,311
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,660,112
TOTAL FIXED-INCOME FUNDS (Cost $13,424,513)		13,505,601
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $75,792,548)		$ 78,102,160
Other Information
Purchases and redemptions of the underlying fund shares aggregated $76,243,182 and $445,498, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $75,792,548) - See accompanying schedule		$ 78,102,160
Receivable for fund shares sold		639,732
Total assets		78,741,892

Liabilities
Payable to custodian bank	$ 4,713
Payable for investments purchased	470,046
Payable for fund shares redeemed	164,677
Accrued management fee	8,575
Distribution fees payable	32,762
Total liabilities		680,773

Net Assets		$ 78,061,119
Net Assets consist of:
Paid in capital		$ 75,684,175
Undistributed net investment income		54,472
Accumulated undistributed net realized gain (loss) on investments		12,860
Net unrealized appreciation (depreciation) on investments		2,309,612
Net Assets		$ 78,061,119

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($27,878,657 ÷ 2,428,458 shares)	$ 11.48

Maximum offering price per share (100/94.25 of $11.48)	$ 12.18
Class T: Net Asset Value and redemption price per share ($27,201,115 ÷ 2,372,489 shares)	$ 11.47

Maximum offering price per share (100/96.50 of $11.47)	$ 11.89
Class B: Net Asset Value and offering price per share ($12,229,031 ÷ 1,069,001 shares) A	$ 11.44

Class C: Net Asset Value and offering price per share ($9,722,086 ÷ 849,827 shares) A	$ 11.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,030,230 ÷ 89,646 shares)	$ 11.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	July 24, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 359,719

Expenses
Management fee	$ 20,439
Distribution fees	115,823
Non-interested trustees' compensation	67
Total expenses before reductions	136,329
Expense reductions	(4,980)	131,349
Net investment income (loss)		228,370
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,135)
Capital gain distributions from underlying funds	19,000	13,865
Change in net unrealized appreciation (depreciation) on investment securities		2,309,612
Net gain (loss)		2,323,477
Net increase (decrease) in net assets resulting from operations		$ 2,551,847

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 228,370
Net realized gain (loss)	13,865
Change in net unrealized appreciation (depreciation)	2,309,612
Net increase (decrease) in net assets resulting from operations	2,551,847
Distributions to shareholders from net investment income	(174,903)
Share transactions - net increase (decrease)	75,684,175
Total increase (decrease) in net assets	78,061,119

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $54,472)	$ 78,061,119

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11
Net realized and unrealized gain (loss)	1.46
Total from investment operations	1.57
Distributions from net investment income	(.09)
Net asset value, end of period	$ 11.48
Total ReturnB,C,D	15.68%
Ratios to Average Net AssetsG
Expenses before expense reductions	.35%A
Expenses net of voluntary waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,879
Portfolio turnover rate	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.09
Net realized and unrealized gain (loss)	1.46
Total from investment operations	1.55
Distributions from net investment income	(.08)
Net asset value, end of period	$ 11.47
Total ReturnB,C,D	15.53%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,201
Portfolio turnover rate	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05
Net realized and unrealized gain (loss)	1.46
Total from investment operations	1.51
Distributions from net investment income	(.07)
Net asset value, end of period	$ 11.44
Total ReturnB,C,D	15.12%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,229
Portfolio turnover rate	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05
Net realized and unrealized gain (loss)	1.46
Total from investment operations	1.51
Distributions from net investment income	(.07)
Net asset value, end of period	$ 11.44
Total ReturnB,C,D	15.12%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,722
Portfolio turnover rate	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.13
Net realized and unrealized gain (loss)	1.45
Total from investment operations	1.58
Distributions from net investment income	(.09)
Net asset value, end of period	$ 11.49
Total ReturnB,C	15.83%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10%A
Expenses net of voluntary waivers, if any	.08%A
Expenses net of all reductions	.07%A
Net investment income (loss)	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,030
Portfolio turnover rate	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Summary

Fund Holdings as of March 31, 2004
% of fund's investments
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.6%
Fidelity Advisor Equity Growth Fund Institutional Class	6.8
Fidelity Advisor Equity Income Fund Institutional Class	13.8
Fidelity Advisor Growth & Income Fund Institutional Class	13.5
Fidelity Advisor Large Cap Fund Institutional Class	13.5
Fidelity Advisor Mid-Cap Fund Institutional Class	4.1
Fidelity Advisor Small Cap Fund Institutional Class	4.3
69.6
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.8
Fidelity Advisor Overseas Fund Institutional Class	7.7
15.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	2.5
Fidelity Advisor Intermediate Bond Fund Institutional Class	2.5
5.0
100.0%

Annual Report

Fidelity Advisor Freedom 2035 Fund
Investment Changes - continued

Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.6%
Fidelity Advisor Dividend Growth Fund Institutional Class	60,850	$ 701,603
Fidelity Advisor Equity Growth Fund Institutional Class	7,479	352,577
Fidelity Advisor Equity Income Fund Institutional Class	26,457	713,534
Fidelity Advisor Growth & Income Fund Institutional Class	42,972	693,563
Fidelity Advisor Large Cap Fund Institutional Class	47,181	696,861
Fidelity Advisor Mid-Cap Fund Institutional Class	9,170	211,643
Fidelity Advisor Small Cap Fund Institutional Class	10,037	220,807
TOTAL DOMESTIC EQUITY FUNDS		3,590,588
International Equity Funds - 15.5%
Fidelity Advisor Diversified International Fund Institutional Class	23,633	402,001
Fidelity Advisor Overseas Fund Institutional Class	24,039	399,772
TOTAL INTERNATIONAL EQUITY FUNDS		801,773
TOTAL EQUITY FUNDS (Cost $4,289,120)		4,392,361
Fixed-Income Funds - 14.9%

High Yield Fixed-Income Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	55,312	511,085
Investment Grade Fixed-Income Funds - 5.0%
Fidelity Advisor Government Investment Fund Institutional Class	12,617	128,564
Fidelity Advisor Intermediate Bond Fund Institutional Class	11,201	128,583
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		257,147
TOTAL FIXED-INCOME FUNDS (Cost $771,091)		768,232
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,060,211)		$ 5,160,593
Other Information
Purchases and redemptions of the underlying fund shares aggregated $5,065,639 and $5,329, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $5,060,211) - See accompanying schedule		$ 5,160,593
Cash		27
Receivable for investments sold		374
Receivable for fund shares sold		138,020
Total assets		5,299,014

Liabilities
Payable for investments purchased	$ 128,150
Payable for fund shares redeemed	9,000
Accrued management fee	526
Distribution fees payable	2,121
Total liabilities		139,797

Net Assets		$ 5,159,217
Net Assets consist of:
Paid in capital		$ 5,056,671
Undistributed net investment income		1,743
Accumulated undistributed net realized gain (loss) on investments		421
Net unrealized appreciation (depreciation) on investments		100,382
Net Assets		$ 5,159,217

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($1,884,289 ÷ 176,144 shares)	$ 10.70

Maximum offering price per share (100/94.25 of $10.70)	$ 11.35
Class T: Net Asset Value and redemption price per share ($1,046,553 ÷ 97,907 shares)	$ 10.69

Maximum offering price per share (100/96.50 of $10.69)	$ 11.08
Class B: Net Asset Value and offering price per share ($1,122,566 ÷ 105,247 shares) A	$ 10.67

Class C: Net Asset Value and offering price per share ($889,881 ÷ 83,353 shares) A	$ 10.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($215,928 ÷ 20,166 shares)	$ 10.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	November 6, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 20,247
Interest		27
Total income		20,274

Expenses
Management fee	$ 950
Distribution fees	5,805
Non-interested trustees' compensation	3
Total expenses before reductions	6,758
Expense reductions	(194)	6,564
Net investment income (loss)		13,710
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(99)
Capital gain distributions from underlying funds	549	450
Change in net unrealized appreciation (depreciation) on investment securities		100,382
Net gain (loss)		100,832
Net increase (decrease) in net assets resulting from operations		$ 114,542

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,710
Net realized gain (loss)	450
Change in net unrealized appreciation (depreciation)	100,382
Net increase (decrease) in net assets resulting from operations	114,542
Distributions to shareholders from net investment income	(11,997)
Share transactions - net increase (decrease)	5,056,672
Total increase (decrease) in net assets	5,159,217

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,743)	$ 5,159,217

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07
Net realized and unrealized gain (loss)	.72
Total from investment operations	.79
Distributions from net investment income	(.09)
Net asset value, end of period	$ 10.70
Total ReturnB,C,D	7.88%
Ratios to Average Net AssetsG
Expenses before expense reductions	.35%A
Expenses net of voluntary waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	1.80%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,884
Portfolio turnover rate	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06
Net realized and unrealized gain (loss)	.71
Total from investment operations	.77
Distributions from net investment income	(.08)
Net asset value, end of period	$ 10.69
Total ReturnB,C,D	7.73%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,047
Portfolio turnover rate	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04
Net realized and unrealized gain (loss)	.71
Total from investment operations	.75
Distributions from net investment income	(.08)
Net asset value, end of period	$ 10.67
Total ReturnB,C,D	7.48%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,123
Portfolio turnover rate	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04
Net realized and unrealized gain (loss)	.72
Total from investment operations	.76
Distributions from net investment income	(.08)
Net asset value, end of period	$ 10.68
Total ReturnB,C,D	7.58%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	1.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 890
Portfolio turnover rate	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.08
Net realized and unrealized gain (loss)	.72
Total from investment operations	.80
Distributions from net investment income	(.09)
Net asset value, end of period	$ 10.71
Total ReturnB,C	7.98%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10%A
Expenses net of voluntary waivers, if any	.08%A
Expenses net of all reductions	.08%A
Net investment income (loss)	2.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 216
Portfolio turnover rate	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes

Fund Holdings as of March 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	14.5%	14.5%
Fidelity Advisor Equity Growth Fund Institutional Class	7.3	7.4
Fidelity Advisor Equity Income Fund Institutional Class	14.9	14.6
Fidelity Advisor Growth & Income Fund Institutional Class	14.3	14.4
Fidelity Advisor Large Cap Fund Institutional Class	14.5	14.6
Fidelity Advisor Mid-Cap Fund Institutional Class	4.4	4.4
Fidelity Advisor Small Cap Fund Institutional Class	4.6	4.4
	74.5	74.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.8	7.7
Fidelity Advisor Overseas Fund Institutional Class	7.8	7.7
	15.6	15.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9	10.3
	100.0%	100.0%

Annual Report

Fidelity Advisor Freedom 2040 Fund
Investment Changes - continued

Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2003. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 90.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 74.5%
Fidelity Advisor Dividend Growth Fund Institutional Class	545,249	$ 6,286,718
Fidelity Advisor Equity Growth Fund Institutional Class	67,379	3,176,241
Fidelity Advisor Equity Income Fund Institutional Class	238,782	6,439,950
Fidelity Advisor Growth & Income Fund Institutional Class	384,273	6,202,165
Fidelity Advisor Large Cap Fund Institutional Class	423,943	6,261,631
Fidelity Advisor Mid-Cap Fund Institutional Class	83,050	1,916,794
Fidelity Advisor Small Cap Fund Institutional Class	91,091	2,003,995
TOTAL DOMESTIC EQUITY FUNDS		32,287,494
International Equity Funds - 15.6%
Fidelity Advisor Diversified International Fund Institutional Class	199,615	3,395,446
Fidelity Advisor Overseas Fund Institutional Class	203,215	3,379,473
TOTAL INTERNATIONAL EQUITY FUNDS		6,774,919
TOTAL EQUITY FUNDS (Cost $37,671,959)		39,062,413
Fixed-Income Funds - 9.9%

High Yield Fixed-Income Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class (Cost $4,306,944)	465,715	4,303,207
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $41,978,903)		$ 43,365,620
Other Information
Purchases and redemptions of the underlying fund shares aggregated $42,306,185 and $324,541, respectively.
Income Tax Information
At March 31, 2004, the fund had a capital loss carryforward of approximately $105, all of which will expire on March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $41,978,903) - See accompanying schedule		$ 43,365,620
Cash		1
Receivable for fund shares sold		464,373
Total assets		43,829,994

Liabilities
Payable for investments purchased	$ 446,882
Payable for fund shares redeemed	17,353
Accrued management fee	4,788
Distribution fees payable	19,579
Total liabilities		488,602

Net Assets		$ 43,341,392
Net Assets consist of:
Paid in capital		$ 41,946,553
Undistributed net investment income		10,863
Accumulated undistributed net realized gain (loss) on investments		(2,741)
Net unrealized appreciation (depreciation) on investments		1,386,717
Net Assets		$ 43,341,392

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($9,666,308 ÷ 831,851 shares)	$ 11.62

Maximum offering price per share (100/94.25 of $11.62)	$ 12.33
Class T: Net Asset Value and redemption price per share ($19,191,014 ÷ 1,654,260 shares)	$ 11.60

Maximum offering price per share (100/96.50 of $11.60)	$ 12.02
Class B: Net Asset Value and offering price per share ($7,232,039 ÷ 624,906 shares) A	$ 11.57

Class C: Net Asset Value and offering price per share ($6,957,977 ÷ 601,355 shares) A	$ 11.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($294,054 ÷ 25,280 shares)	$ 11.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	July 24, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 202,027

Expenses
Management fee	$ 10,840
Distribution fees	66,143
Non-interested trustees' compensation	35
Total expenses before reductions	77,018
Expense reductions	(2,314)	74,704
Net investment income (loss)		127,323
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(2,741)
Change in net unrealized appreciation (depreciation) on investment securities		1,386,717
Net gain (loss)		1,383,976
Net increase (decrease) in net assets resulting from operations		$ 1,511,299

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 127,323
Net realized gain (loss)	(2,741)
Change in net unrealized appreciation (depreciation)	1,386,717
Net increase (decrease) in net assets resulting from operations	1,511,299
Distributions to shareholders from net investment income	(116,460)
Share transactions - net increase (decrease)	41,946,553
Total increase (decrease) in net assets	43,341,392

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $10,863	$ 43,341,392

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.12
Net realized and unrealized gain (loss)	1.60
Total from investment operations	1.72
Distributions from net investment income	(.10)
Net asset value, end of period	$ 11.62
Total ReturnB,C,D	17.19%
Ratios to Average Net AssetsG
Expenses before expense reductions	.35%A
Expenses net of voluntary waivers, if any	.33%A
Expenses net of all reductions	.33%A
Net investment income (loss)	1.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,666
Portfolio turnover rate	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.10
Net realized and unrealized gain (loss)	1.59
Total from investment operations	1.69
Distributions from net investment income	(.09)
Net asset value, end of period	$ 11.60
Total ReturnB,C,D	16.93%
Ratios to Average Net AssetsG
Expenses before expense reductions	.60%A
Expenses net of voluntary waivers, if any	.58%A
Expenses net of all reductions	.58%A
Net investment income (loss)	1.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,191
Portfolio turnover rate	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06
Net realized and unrealized gain (loss)	1.60
Total from investment operations	1.66
Distributions from net investment income	(.09)
Net asset value, end of period	$ 11.57
Total ReturnB,C,D	16.58%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,232
Portfolio turnover rate	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06
Net realized and unrealized gain (loss)	1.59
Total from investment operations	1.65
Distributions from net investment income	(.08)
Net asset value, end of period	$ 11.57
Total ReturnB,C,D	16.53%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%A
Expenses net of voluntary waivers, if any	1.08%A
Expenses net of all reductions	1.08%A
Net investment income (loss)	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,958
Portfolio turnover rate	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.13
Net realized and unrealized gain (loss)	1.60
Total from investment operations	1.73
Distributions from net investment income	(.10)
Net asset value, end of period	$ 11.63
Total ReturnB,C	17.34%
Ratios to Average Net AssetsF
Expenses before expense reductions	.10%A
Expenses net of voluntary waivers, if any	.08%A
Expenses net of all reductions	.08%A
Net investment income (loss)	1.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 294
Portfolio turnover rate	3%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2004

1. Significant Accounting Policies.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund and Fidelity Advisor Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the funds intend to qualify as regulated investment companies by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 32,235,897	$ 585,961	$ (20,972)	$ 564,989
Advisor Freedom 2005	6,018,261	84,012	(23,168)	60,844
Advisor Freedom 2010	88,803,932	2,105,030	(172,820)	1,932,210
Advisor Freedom 2015	17,780,149	262,359	(93,007)	169,352
Advisor Freedom 2020	161,705,252	4,915,639	(470,825)	4,444,814
Advisor Freedom 2025	9,834,033	197,036	(55,582)	141,454
Advisor Freedom 2030	75,792,563	2,617,940	(308,343)	2,309,597
Advisor Freedom 2035	5,060,207	128,333	(27,947)	100,386
Advisor Freedom 2040	41,978,956	1,615,448	(228,784)	1,386,664
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Advisor Freedom Income	$ 1,120	$ 35,147	$ -
Advisor Freedom 2005	10,206	3,194	-
Advisor Freedom 2010	239,489	17,590	-
Advisor Freedom 2015	21,111	5,169	-
Advisor Freedom 2020	278,597	62,696	-
Advisor Freedom 2025	6,117	394	-
Advisor Freedom 2030	54,472	12,872	-
Advisor Freedom 2035	1,743	421	-
Advisor Freedom 2040	10,863	-	(105)

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

Year ended March 31, 2004
Ordinary Income
Advisor Freedom Income	$ 156,368
Advisor Freedom 2005	8,568
Advisor Freedom 2010	196,312
Advisor Freedom 2015	18,521
Advisor Freedom 2020	346,934
Advisor Freedom 2025	11,834
Advisor Freedom 2030	174,903
Advisor Freedom 2035	11,997
Advisor Freedom 2040	116,460

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and redemptions of the Underlying Funds' shares is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services the funds pay a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .10% of the funds' average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets. The funds do not pay any fees for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,442	$ 208
Class T	.25%	.25%	25,254	276
Class B	.75%	.25%	16,559	12,615
Class C	.75%	.25%	28,171	23,105
			$ 73,426	$ 36,204
Advisor Freedom 2005
Class A	0%	.25%	$ 464	$ 195
Class T	.25%	.25%	1,370	414
Class B	.75%	.25%	1,941	1,654
Class C	.75%	.25%	1,929	1,834
			$ 5,704	$ 4,097
Advisor Freedom 2010
Class A	0%	.25%	$ 20,867	$ 269
Class T	.25%	.25%	37,214	312
Class B	.75%	.25%	45,717	34,400
Class C	.75%	.25%	32,612	26,238
			$ 136,410	$ 61,219

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Advisor Freedom 2015
Class A	0%	.25%	$ 1,615	$ 174
Class T	.25%	.25%	3,878	342
Class B	.75%	.25%	6,114	4,769
Class C	.75%	.25%	5,597	4,481
			$ 17,204	$ 9,766
Advisor Freedom 2020
Class A	0%	.25%	$ 45,184	$ 85
Class T	.25%	.25%	64,286	-
Class B	.75%	.25%	71,689	53,825
Class C	.75%	.25%	43,938	35,758
			$ 225,097	$ 89,668
Advisor Freedom 2025
Class A	0%	.25%	$ 904	$ 199
Class T	.25%	.25%	1,441	406
Class B	.75%	.25%	4,240	3,371
Class C	.75%	.25%	3,686	3,477
			$ 10,271	$ 7,453
Advisor Freedom 2030
Class A	0%	.25%	$ 17,610	$ 203
Class T	.25%	.25%	34,064	184
Class B	.75%	.25%	34,833	26,277
Class C	.75%	.25%	29,316	17,895
			$ 115,823	$ 44,559
Advisor Freedom 2035
Class A	0%	.25%	$ 634	$ 203
Class T	.25%	.25%	964	412
Class B	.75%	.25%	2,265	1,902
Class C	.75%	.25%	1,942	1,833
			$ 5,805	$ 4,350
Advisor Freedom 2040
Class A	0%	.25%	$ 5,458	$ 191
Class T	.25%	.25%	24,598	264
Class B	.75%	.25%	17,969	13,666
Class C	.75%	.25%	18,118	13,474
			$ 66,143	$ 27,595

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$ 15,614
Class T	5,012
Class B*	9,135
Class C*	380
$ 30,141
Advisor Freedom 2005
Class A	$ 5,969
Class T	1,616
Class B*	400
Class C*	216
$ 8,201
Advisor Freedom 2010
Class A	$ 81,127
Class T	20,792
Class B*	14,478
Class C*	740
$ 117,137
Advisor Freedom 2015
Class A	$ 27,638
Class T	6,243
Class B*	58
Class C*	77
$ 34,016
Advisor Freedom 2020
Class A	$ 121,889
Class T	27,280
Class B*	13,621
Class C*	748
$ 163,538

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2025	Retained by FDC
Class A	$ 12,893
Class T	2,454
Class B*	813
Class C*	-
$ 16,160
Advisor Freedom 2030
Class A	$ 54,156
Class T	14,128
Class B*	5,292
Class C*	1,423
$ 74,999
Advisor Freedom 2035
Class A	$ 6,529
Class T	1,659
Class B*	158
Class C*	-
$ 8,346
Advisor Freedom 2040
Class A	$ 35,107
Class T	13,422
Class B*	3,837
Class C*	637
$ 53,003

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.33%	$ 313
Class T	.58%	1,204
Class B	1.08%	412
Class C	1.08%	707
Institutional Class	.08%	49
Advisor Freedom 2005
Class A	.33%	27
Class T	.58%	48
Class B	1.08%	33
Class C	1.08%	33
Institutional Class	.08%	29
Advisor Freedom 2010
Class A	.33%	1,956
Class T	.58%	1,777
Class B	1.08%	1,116
Class C	1.08%	762
Institutional Class	.08%	52
Advisor Freedom 2015
Class A	.33%	98
Class T	.58%	122
Class B	1.08%	99
Class C	1.08%	91
Institutional Class	.08%	19
Advisor Freedom 2020
Class A	.33%	4,432
Class T	.58%	3,049
Class B	1.08%	1,676
Class C	1.08%	1,028
Institutional Class	.08%	72
Advisor Freedom 2025
Class A	.33%	68
Class T	.58%	42
Class B	1.08%	66
Class C	1.08%	67
Institutional Class	.08%	18

Annual Report

5. Expense reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2030
Class A	.33%	1,651
Class T	.58%	1,501
Class B	1.08%	844
Class C	1.08%	715
Institutional Class	.08%	55
Advisor Freedom 2035
Class A	.33%	36
Class T	.58%	36
Class B	1.08%	55
Class C	1.08%	49
Institutional Class	.08%	18
Advisor Freedom 2040
Class A	.33%	479
Class T	.58%	1,033
Class B	1.08%	379
Class C	1.08%	376
Institutional Class	.08%	38

In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Advisor Freedom Income	$ 32
Advisor Freedom 2010	109
Advisor Freedom 2020	82
Advisor Freedom 2030	214
Advisor Freedom 2040	9

6. Other Information.

At the end of the period, FMR or its affiliates and certain unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Advisor Freedom 2005	17%	1	10%
Advisor Freedom 2010	-	1	19%
Advisor Freedom 2015	-	1	12%
Advisor Freedom 2020	-	1	25%
Advisor Freedom 2025	11%	-	-
Advisor Freedom 2030	-	1	15%
Advisor Freedom 2035	21%	-	-
Advisor Freedom 2040	-	2	23%

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended March 31,
Advisor Freedom IncomeA	2004
From net investment income
Class A	$ 19,649
Class T	79,678
Class B	18,877
Class C	34,941
Institutional Class	3,223
Total	$ 156,368
Advisor Freedom 2005B
From net investment income
Class A	$ 1,826
Class T	1,280
Class B	1,542
Class C	1,663
Institutional Class	2,257
Total	$ 8,568
Advisor Freedom 2010A
From net investment income
Class A	$ 43,977
Class T	66,548
Class B	49,040
Class C	34,840
Institutional Class	1,907
Total	$ 196,312
Advisor Freedom 2015B
From net investment income
Class A	$ 5,218
Class T	5,119
Class B	4,459
Class C	2,525
Institutional Class	1,200
Total	$ 18,521
Advisor Freedom 2020A
From net investment income
Class A	$ 89,794
Class T	125,405
Class B	78,799
Class C	50,035
Institutional Class	2,901
Total	$ 346,934

Annual Report

7. Distributions to Shareholders - continued

Year ended March 31,
Advisor Freedom 2025B	2004
From net investment income
Class A	$ 2,746
Class T	1,859
Class B	3,827
Class C	2,202
Institutional Class	1,200
Total	$ 11,834
Advisor Freedom 2030A
From net investment income
Class A	$ 35,680
Class T	69,540
Class B	38,645
Class C	29,038
Institutional Class	2,000
Total	$ 174,903
Advisor Freedom 2035B
From net investment income
Class A	$ 3,119
Class T	1,638
Class B	3,169
Class C	2,371
Institutional Class	1,700
Total	$ 11,997
Advisor Freedom 2040 A
From net investment income
Class A	$ 17,994
Class T	50,760
Class B	23,869
Class C	21,670
Institutional Class	2,167
Total	$ 116,460

A July 24, 2003 (commencement of operations) to March 31, 2004

B November 6, 2003 (commencement of operations) to March 31, 2004

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Year ended March 31,
Advisor Freedom Income A	2004	2004
Class A
Shares sold	556,120	$ 5,708,669
Reinvestment of distributions	1,560	16,075
Shares redeemed	(76,230)	(789,030)
Net increase (decrease)	481,450	$ 4,935,714
Class T
Shares sold	1,803,899	$ 18,395,637
Reinvestment of distributions	7,538	77,485
Shares redeemed	(412,756)	(4,222,818)
Net increase (decrease)	1,398,681	$ 14,250,304
Class B
Shares sold	406,170	$ 4,116,167
Reinvestment of distributions	1,783	18,299
Shares redeemed	(56,322)	(578,381)
Net increase (decrease)	351,631	$ 3,556,085
Class C
Shares sold	968,910	$ 9,906,406
Reinvestment of distributions	2,293	23,551
Shares redeemed	(79,710)	(821,157)
Net increase (decrease)	891,493	$ 9,108,800
Institutional Class
Shares sold	34,289	$ 345,318
Reinvestment of distributions	204	2,087
Shares redeemed	(1)	(6)
Net increase (decrease)	34,492	$ 347,399
Advisor Freedom 2005 B
Class A
Shares sold	132,035	$ 1,369,748
Reinvestment of distributions	177	1,810
Shares redeemed	(1)	(15)
Net increase (decrease)	132,211	$ 1,371,543
Class T
Shares sold	194,308	$ 2,020,332
Reinvestment of distributions	125	1,280
Shares redeemed	(632)	(6,663)
Net increase (decrease)	193,801	$ 2,014,949

Annual Report

8. Share Transactions - continued

	Shares	Dollars
	Year ended March 31,
	2004	2004
Class B
Shares sold	119,966	$ 1,241,061
Reinvestment of distributions	141	1,444
Shares redeemed	(5,213)	(54,663)
Net increase(decrease)	114,894	$ 1,187,842
Class C
Shares sold	104,471	$ 1,080,313
Reinvestment of distributions	163	1,663
Shares redeemed	(2,131)	(22,078)
Net increase(decrease)	102,503	$ 1,059,898
Institutional Class
Shares sold	37,614	$ 380,010
Reinvestment of distributions	221	2,257
Net increase(decrease)	37,835	$ 382,267
Advisor Freedom 2010 A
Class A
Shares sold	6,011,846	$ 64,179,052
Reinvestment of distributions	3,950	41,954
Shares redeemed	(3,027,942)	(32,337,081)
Net increase(decrease)	2,987,854	$ 31,883,925
Class T
Shares sold	3,031,245	$ 32,349,186
Reinvestment of distributions	6,169	65,456
Shares redeemed	(288,271)	(3,097,922)
Net increase(decrease)	2,749,143	$ 29,316,720
Class B
Shares sold	1,431,674	$ 15,072,786
Reinvestment of distributions	4,375	46,370
Shares redeemed	(65,871)	(697,008)
Net increase(decrease)	1,370,178	$ 14,422,148
Class C
Shares sold	1,108,463	$ 11,728,611
Reinvestment of distributions	2,998	31,779
Shares redeemed	(48,773)	(528,477)
Net increase(decrease)	1,062,688	$ 11,231,913
Institutional Class
Shares sold	161,267	$ 1,748,838
Reinvestment of distributions	143	1,516
Shares redeemed	(6,723)	(73,690)
Net increase(decrease)	154,687	$ 1,676,664

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares	Dollars
	Year ended March 31,
	2004	2004
Advisor Freedom 2015 B
Class A
Shares sold	453,543	$ 4,740,621
Reinvestment of distributions	503	5,159
Shares redeemed	(2,716)	(28,286)
Net increase(decrease)	451,330	$ 4,717,494
Class T
Shares sold	478,142	$ 5,005,957
Reinvestment of distributions	498	5,107
Shares redeemed	(2,027)	(21,269)
Net increase(decrease)	476,613	$ 4,989,795
Class B
Shares sold	403,545	$ 4,213,233
Reinvestment of distributions	434	4,450
Shares redeemed	(630)	(6,636)
Net increase(decrease)	403,349	$ 4,211,047
Class C
Shares sold	343,634	$ 3,596,889
Reinvestment of distributions	237	2,428
Shares redeemed	(3,598)	(38,127)
Net increase(decrease)	340,273	$ 3,561,190
Institutional Class
Shares sold	26,468	$ 268,672
Reinvestment of distributions	117	1,200
Net increase(decrease)	26,585	$ 269,872
Advisor Freedom 2020 A
Class A
Shares sold	7,039,702	$ 77,494,120
Reinvestment of distributions	7,871	85,955
Shares redeemed	(642,065)	(7,227,956)
Net increase(decrease)	6,405,508	$ 70,352,119
Class T
Shares sold	4,882,894	$ 53,798,538
Reinvestment of distributions	11,313	123,537
Shares redeemed	(260,830)	(2,914,264)
Net increase(decrease)	4,633,377	$ 51,007,811

Annual Report

8. Share Transactions - continued

	Shares	Dollars
	Year ended March 31,
	2004	2004
Class B
Shares sold	2,121,988	$ 22,935,276
Reinvestment of distributions	6,931	75,615
Shares redeemed	(63,508)	(709,002)
Net increase(decrease)	2,065,411	$ 22,301,889
Class C
Shares sold	1,436,597	$ 15,662,940
Reinvestment of distributions	3,975	43,369
Shares redeemed	(31,556)	(351,618)
Net increase(decrease)	1,409,016	$ 15,354,691
Institutional Class
Shares sold	213,708	$ 2,403,565
Reinvestment of distributions	165	1,800
Shares redeemed	(12,532)	(140,399)
Net increase(decrease)	201,341	$ 2,264,966
Advisor Freedom 2025 B
Class A
Shares sold	214,014	$ 2,244,093
Reinvestment of distributions	267	2,746
Shares redeemed	(161)	(1,730)
Net increase(decrease)	214,120	$ 2,245,109
Class T
Shares sold	243,313	$ 2,566,782
Reinvestment of distributions	168	1,733
Shares redeemed	(4,450)	(47,326)
Net increase(decrease)	239,031	$ 2,521,189
Class B
Shares sold	261,803	$ 2,752,450
Reinvestment of distributions	362	3,722
Shares redeemed	(1,779)	(19,098)
Net increase(decrease)	260,386	$ 2,737,074
Class C
Shares sold	205,102	$ 2,156,679
Reinvestment of distributions	195	2,008
Shares redeemed	(4,537)	(48,091)
Net increase(decrease)	200,760	$ 2,110,596
Institutional Class
Shares sold	20,644	$ 207,010
Reinvestment of distributions	116	1,200
Net increase(decrease)	20,760	$ 208,210

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares	Dollars
	Year ended March 31,
Advisor Freedom 2030A	2004	2004
Class A
Shares sold	2,657,168	$ 29,782,835
Reinvestment of distributions	3,132	34,676
Shares redeemed	(231,842)	(2,650,316)
Net increase(decrease)	2,428,458	$ 27,167,195
Class T
Shares sold	2,514,746	$ 28,024,586
Reinvestment of distributions	6,254	69,167
Shares redeemed	(148,511)	(1,683,269)
Net increase(decrease)	2,372,489	$ 26,410,484
Class B
Shares sold	1,105,667	$ 12,159,059
Reinvestment of distributions	3,296	36,421
Shares redeemed	(39,962)	(454,012)
Net increase(decrease)	1,069,001	$ 11,741,468
Class C
Shares sold	892,318	$ 9,844,674
Reinvestment of distributions	2,197	24,276
Shares redeemed	(44,688)	(510,933)
Net increase(decrease)	849,827	$ 9,358,017
Institutional Class
Shares sold	95,905	$ 1,079,123
Reinvestment of distributions	173	1,916
Shares redeemed	(6,432)	(74,028)
Net increase(decrease)	89,646	$ 1,007,011
Advisor Freedom 2035 B
Class A
Shares sold	177,071	$ 1,865,742
Reinvestment of distributions	299	3,084
Shares redeemed	(1,226)	(13,000)
Net increase(decrease)	176,144	$ 1,855,826
Class T
Shares sold	97,843	$ 1,031,539
Reinvestment of distributions	159	1,638
Shares redeemed	(95)	(1,015)
Net increase(decrease)	97,907	$ 1,032,162
Class B
Shares sold	105,253	$ 1,097,083
Reinvestment of distributions	308	3,169
Shares redeemed	(314)	(3,293)
Net increase(decrease)	105,247	$ 1,096,959

Annual Report

8. Share Transactions - continued

	Shares	Dollars
	Year ended March 31,
	2004	2004
Class C
Shares sold	83,351	$ 870,026
Reinvestment of distributions	220	2,265
Shares redeemed	(218)	(2,276)
Net increase(decrease)	83,353	$ 870,015
Institutional Class
Shares sold	20,001	$ 200,010
Reinvestment of distributions	165	1,700
Net increase(decrease)	20,166	$ 201,710
Advisor Freedom 2040A
Class A
Shares sold	937,469	$ 10,645,307
Reinvestment of distributions	1,597	17,851
Shares redeemed	(107,215)	(1,237,201)
Net increase(decrease)	831,851	$ 9,425,957
Class T
Shares sold	1,768,005	$ 19,891,891
Reinvestment of distributions	4,509	50,369
Shares redeemed	(118,254)	(1,362,835)
Net increase(decrease)	1,654,260	$ 18,579,425
Class B
Shares sold	653,746	$ 7,321,660
Reinvestment of distributions	2,047	22,842
Shares redeemed	(30,887)	(356,280)
Net increase(decrease)	624,906	$ 6,988,222
Class C
Shares sold	634,471	$ 7,073,358
Reinvestment of distributions	1,860	20,761
Shares redeemed	(34,976)	(401,419)
Net increase(decrease)	601,355	$ 6,692,700
Institutional Class
Shares sold	25,651	$ 264,662
Reinvestment of distributions	183	2,044
Shares redeemed	(554)	(6,457)
Net increase(decrease)	25,280	$ 260,249

A July 24, 2003 (commencement of operations) to March 31, 2004

B November 6, 2003 (commencement of operations) to March 31, 2004

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund and Fidelity Advisor Freedom 2040 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund and Fidelity Advisor Freedom 2040 Fund (the Funds), each a fund of the Fidelity Aberdeen Street Trust, including the portfolios of investments, as of March 31, 2004, and the related statements of operations, changes in net assets, and financial highlights from commencement of operations through March 21, 2004. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of March 31, 2004, and the results of their operations, the changes in their net assets, and their financial highlights from commencement of operations through March 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Advisor Freedom Fund, and review each Advisor Freedom Fund's performance. If the interests of an Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Freedom Income (2003), Advisor Freedom 2005 (2003), Advisor Freedom 2010 (2003), Advisor Freedom 2015 (2003), Advisor Freedom 2020 (2003), Advisor Freedom 2025 (2003), Advisor Freedom 2030 (2003), Advisor Freedom 2035 (2003), and Advisor Freedom 2040 (2003). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Bart A. Grenier (45)

Year of Election or Appointment: 2003

Vice President of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Ren Y. Cheng (47)

Year of Election or Appointment: 2003

Vice President of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Cheng also serves as Vice President of other funds advised by Strategic Advisers, Inc. including the Fidelity Freedom Funds®. Prior to assuming his current responsibilities, Mr. Cheng managed a variety of Fidelity funds. Mr. Cheng also serves as Vice President of FMR (2002), FMR Co., Inc. (2002) and Strategic Advisers, Inc. (2003).

Eric D. Roiter (55)

Year of Election or Appointment: 2003

Secretary of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2003

Chief Financial Officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)

Year of Election or Appointment: 2003

Assistant Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2003

Assistant Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (48)

Year of Election or Appointment: 2003

Assistant Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 2003

Assistant Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, and Advisor Freedom 2040. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Institutional Class	Pay Date	Record Date	Dividends	Capital Gains
Advisor Freedom Income	05/10/04	05/07/04	$.024	$.010
Advisor Freedom 2005	05/10/04	05/07/04	$.019	$.004
Advisor Freedom 2010	05/10/04	05/07/04	$.034	$.002
Advisor Freedom 2015	05/10/04	05/07/04	$.012	$.002
Advisor Freedom 2020	05/10/04	05/07/04	$.026	$.004
Advisor Freedom 2025	05/17/04	05/14/04	$.010	$.001
Advisor Freedom 2030	05/17/04	05/14/04	$.016	$.002
Advisor Freedom 2035	05/17/04	05/14/04	$.008	$.001

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Advisor Freedom Income	Institutional Class
1.38%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Advisor Freedom Income	Institutional Class
10/03/03	19%
11/07/03	19%
12/26/03	19%
02/06/04	0%
Distributions Paid 12/26/2003	Institutional Class
Advisor Freedom 2005	31%
Advisor Freedom 2010	29%
Advisor Freedom 2015	39%
Advisor Freedom 2020	37%
Advisor Freedom 2025	47%
Advisor Freedom 2030	46%
Advisor Freedom 2035	45%
Advisor Freedom 2040	47%

Annual Report

Distributions - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Advisor Freedom Income	Institutional Class
10/03/03	13%
11/07/03	13%
12/26/03	13%
02/06/04	0%
Distributions Paid 12/26/2003	Institutional Class
Advisor Freedom 2005	16%
Advisor Freedom 2010	24%
Advisor Freedom 2015	34%
Advisor Freedom 2020	29%
Advisor Freedom 2025	46%
Advisor Freedom 2030	35%
Advisor Freedom 2035	32%
Advisor Freedom 2040	34%

The funds will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

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Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AFFI-UANN-0504
1.792135.100

(Fidelity Investment logo)(registered trademark)

Fidelity Freedom Funds® -

Income, 2000, 2005, 2010, 2015,
2020, 2025, 2030, 2035, 2040

Annual Report

March 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the funds have done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Freedom Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2000	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2005	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2010	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2015	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2025	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2035	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Freedom Income Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2004	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom Income Fund	8.87%	4.56%	6.39%

A From October 17, 1996.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Aggregate Bond Index did over the same period.

Annual Report

Fidelity Freedom 2000 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2004	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2000 Fund	10.97%	4.43%	7.60%

A From October 17, 1996.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Aggregate Bond Index did over the same period.

Annual Report

Fidelity Freedom 2005 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity Freedom 2005 Fund'sSM cumulative total return and show you what would have happened if Fidelity Freedom 2005 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report.

Annual Report

Fidelity Freedom 2010 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2004	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2010 Fund	20.15%	4.33%	8.80%

A From October 17, 1996.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500® Index did over the same period.

Annual Report

Fidelity Freedom 2015 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity Freedom 2015 Fund'sSM cumulative total return and show you what would have happened if Fidelity Freedom 2015 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report.

Annual Report

Fidelity Freedom 2020 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2004	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2020 Fund	29.68%	3.19%	8.67%

A From October 17, 1996.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Fidelity Freedom 2025 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity Freedom 2025 Fund'sSM cumulative total return and show you what would have happened if Fidelity Freedom 2025 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report.

Annual Report

Fidelity Freedom 2030 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2004	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2030 Fund	34.22%	2.27%	8.16%

A From October 17, 1996.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Annual Report

Fidelity Freedom 2035 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity Freedom 2035 Fund'sSM cumulative total return and show you what would have happened if Fidelity Freedom 2035 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report.

Annual Report

Fidelity Freedom 2040 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2004	Past 1 year	Life of fundA
Fidelity Freedom 2040 Fund	37.75%	-5.31%

A From September 6, 2000

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2040 Fund® on September 6, 2000, when the fund started. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Ren Cheng, Portfolio Manager of Fidelity Freedom Funds®

Robust economic growth and rising corporate profitability helped fuel a broad-based rally in the U.S. equity markets during the 12-month period ending March 31, 2004. Most notably, the Russell 2000® Index, a benchmark for small-cap stock returns, soared 63.83%. The NASDAQ Composite® Index gained 49.38%, driven by strong returns from technology and telecommunications stocks. Elsewhere, the large-cap-oriented Standard & Poor's 500SM Index rose 35.12%, while the blue-chips' Dow Jones Industrial AverageSM advanced 32.39%. Overseas equity markets also performed well based on improving economic data around the world. The Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index, a proxy for the performance of the overseas equity markets, rose 57.93%. Turning to fixed-income results, the Lehman Brothers® Aggregate Bond Index, a broad measure of the U.S. taxable bond market, returned 5.41% during the past year. Buoyed by an improving business climate, corporate bonds were the top-performing fixed-income category, as evidenced by the 8.61% gain for the Lehman Brothers Credit Bond Index.

The Freedom Funds performed well during the year ending March 31, 2004, delivering a range of returns appropriate to a series of portfolios with different asset allocations. (For specific performance results, please see the portfolio performance section of this report.) On a relative basis, the Freedom Funds trailed their respective benchmarks by small margins due primarily to weakness in their underlying domestic equity holdings, which collectively underperformed the 39.37% return for the Wilshire 5000® Total Market Index. More specifically, the individual returns of Fidelity® Disciplined Equity Fund, Fidelity Blue Chip Growth Fund, Fidelity Growth & Income Portfolio and Fidelity Fund trailed the Wilshire index. On the positive side of the ledger, the more diversified of the international portfolios - Fidelity Diversified International Fund, Fidelity Overseas Fund and Fidelity Europe Fund, which together represent the bulk of the Freedom Funds' international component - all outperformed the MSCI EAFE index. Elsewhere, Fidelity Capital & Income Fund outperformed the Merrill Lynch® U.S. High Yield Master II Index by nearly five percentage points, providing a boost to the total return of those Freedom Funds with an allocation to high-yield bonds.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Freedom Income Fund

Investment Changes

Fund Holdings as of March 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.2	3.1
Fidelity Disciplined Equity Fund	3.3	3.3
Fidelity Equity-Income Fund	3.4	3.3
Fidelity Fund	3.2	3.2
Fidelity Growth & Income Portfolio	3.2	3.2
Fidelity Growth Company Fund	1.9	2.0
Fidelity Mid-Cap Stock Fund	2.0	1.9
Fidelity OTC Portfolio	1.5	1.6
	21.7	21.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	15.1	15.0
Fidelity Intermediate Bond Fund	9.8	10.0
Fidelity Investment Grade Bond Fund	15.1	15.2
	40.0	40.2
Money Market Fund
Fidelity Retirement Government Money Market Portfolio	38.3	38.2
	100.0	100.0

Annual Report

Investment Changes - continued

Asset Allocation (% of fund's investments)

Six months ago
21.6% (DE)
38.2% (MM)
40.2% (IG)
Current
21.7% (DE)
38.3% (MM)
40.0% (IG)
Equity
DE = Domestic Equity funds
Fixed-Income
IG = Investment Grade funds
Money Market fund (MM)
Expected
20.0% (DE)
40.0% (MM)
40.0% (IG)

The six months ago allocation is based on the fund's holdings as of September 30, 2003. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Freedom Income Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 21.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 21.7%
Fidelity Blue Chip Growth Fund	1,379,086	$ 55,191,041
Fidelity Disciplined Equity Fund	2,472,142	57,650,362
Fidelity Equity-Income Fund	1,186,891	59,261,452
Fidelity Fund	2,006,164	56,814,560
Fidelity Growth & Income Portfolio	1,554,011	55,959,929
Fidelity Growth Company Fund	658,692	33,988,524
Fidelity Mid-Cap Stock Fund	1,544,409	34,363,108
Fidelity OTC Portfolio	806,084	26,608,820
TOTAL EQUITY FUNDS (Cost $366,430,578)		379,837,796
Fixed-Income Funds - 40.0%

Investment Grade Fixed-Income Funds - 40.0%
Fidelity Government Income Fund	25,320,688	264,094,777
Fidelity Intermediate Bond Fund	15,969,848	172,793,753
Fidelity Investment Grade Bond Fund	34,521,855	265,127,849
TOTAL FIXED-INCOME FUNDS (Cost $676,514,350)		702,016,379
Money Market Fund - 38.3%

Fidelity Retirement Government Money Market Portfolio (Cost $671,411,128)	671,411,128	671,411,128
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,714,356,056)		$ 1,753,265,303
Other Information
Purchases and redemptions of the underlying fund shares aggregated $510,075,841 and $85,954,137, respectively.
Income Tax Information
The fund hereby designates approximately $8,610,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $1,714,356,056) - See accompanying schedule		$ 1,753,265,303
Receivable for investments sold		590,191
Receivable for fund shares sold		3,866,393
Receivable from investment adviser for expense reductions		27,340
Total assets		1,757,749,227

Liabilities
Payable for investments purchased	$ 2,118,829
Payable for fund shares redeemed	2,201,063
Accrued management fee	143,632
Total liabilities		4,463,524

Net Assets		$ 1,753,285,703
Net Assets consist of:
Paid in capital		$ 1,710,651,734
Undistributed net investment income		4,504,251
Accumulated undistributed net realized gain (loss) on investments		(779,529)
Net unrealized appreciation (depreciation) on investments		38,909,247
Net Assets, for 156,032,058 shares outstanding		$ 1,753,285,703
Net Asset Value, offering price and redemption price per share ($1,753,285,703 ÷ 156,032,058 shares)		$ 11.24

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund

Financial Statements - continued

Statement of Operations

	Year ended March 31, 2004

Investment Income
Income distributions from underlying funds		$ 26,424,571
Interest		27
Total income		26,424,598

Expenses
Management fee	$ 1,496,860
Non-interested trustees' compensation	6,546
Total expenses before reductions	1,503,406
Expense reductions	(301,846)	1,201,560
Net investment income (loss)		25,223,038
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	8,888,967
Capital gain distributions from underlying funds	11,220,000	20,108,967
Change in net unrealized appreciation (depreciation) on investment securities		77,459,245
Net gain (loss)		97,568,212
Net increase (decrease) in net assets resulting from operations		$ 122,791,250

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2004	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,223,038	$ 23,807,916
Net realized gain (loss)	20,108,967	4,077,551
Change in net unrealized appreciation (depreciation)	77,459,245	(28,910,173)
Net increase (decrease) in net assets resulting from operations	122,791,250	(1,024,706)
Distributions to shareholders from net investment income	(29,935,758)	(26,214,990)
Distributions to shareholders from net realized gain	(8,680,228)	-
Total distributions	(38,615,986)	(26,214,990)
Share transactions Net proceeds from sales of shares	1,036,318,179	707,261,513
Reinvestment of distributions	37,978,019	25,742,209
Cost of shares redeemed	(648,001,570)	(423,924,099)
Net increase (decrease) in net assets resulting from share transactions	426,294,628	309,079,623
Total increase (decrease) in net assets	510,469,892	281,839,927

Net Assets
Beginning of period	1,242,815,811	960,975,884
End of period (including undistributed net investment income of $4,504,251 and undistributed net investment income of $2,735,597, respectively)	$ 1,753,285,703	$ 1,242,815,811
Other Information Shares
Sold	94,086,862	66,528,847
Issued in reinvestment of distributions	3,451,194	2,423,943
Redeemed	(58,840,442)	(39,888,498)
Net increase (decrease)	38,697,614	29,064,292

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.89	$ 10.93	$ 11.58	$ 11.25
Income from Investment Operations
Net investment income (loss)B	.18	.24	.36	.57	.52
Net realized and unrealized gain (loss)	.75	(.27)	.05	(.37)	.45
Total from investment operations	.93	(.03)	.41	.20	.97
Distributions from net investment income	(.22)	(.27)	(.38)	(.59)	(.52)
Distributions from net realized gain	(.06)	-	(.07)	(.26)	(.12)
Total distributions	(.28)	(.27)	(.45)	(.85)	(.64)
Net asset value, end of period	$ 11.24	$ 10.59	$ 10.89	$ 10.93	$ 11.58
Total ReturnA	8.87%	(.23)%	3.78%	1.77%	8.96%
Ratios to Average Net AssetsC,D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.07%	.06%	.07%
Net investment income (loss)	1.68%	2.28%	3.27%	5.07%	4.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,753,286	$ 1,242,816	$ 960,976	$ 618,169	$ 306,834
Portfolio turnover rate	6%	7%	9%	40%	37%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Investment Changes

Fund Holdings as of March 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.6	3.7
Fidelity Disciplined Equity Fund	3.8	3.9
Fidelity Equity-Income Fund	3.9	4.0
Fidelity Fund	3.8	3.7
Fidelity Growth & Income Portfolio	3.7	3.8
Fidelity Growth Company Fund	2.2	2.4
Fidelity Mid-Cap Stock Fund	2.3	2.2
Fidelity OTC Portfolio	1.8	1.9
	25.1	25.6
International Equity Funds
Fidelity Diversified International Fund	0.2	0.3
Fidelity Europe Fund	0.3	0.4
Fidelity Japan Fund	0.1	0.1
Fidelity Overseas Fund	0.2	0.3
Fidelity Southeast Asia Fund	0.1	0.1
	0.9	1.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.7	1.1
Fidelity High Income Fund	0.5	0.5
	1.2	1.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	15.3	15.3
Fidelity Intermediate Bond Fund	10.1	10.2
Fidelity Investment Grade Bond Fund	15.4	15.6
	40.8	41.1
Money Market Fund
Fidelity Retirement Government Money Market Portfolio	32.0	30.5
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago

25.6% (DE)
30.5% (MM)
1.2% (IE)
1.6% (HY)
41.1% (IG)

Current

32.0% (MM)
25.1% (DE)
0.9% (IE)
1.2% (HY)
40.8% (IG)

- Equity
  - DE = Domestic Equity funds
  - IE = International Equity funds
- Fixed-Income
  - HY = High Yield funds
  - IG = Investment Grade funds
- Money Market fund (MM)

Expected

37.9% (MM)
23.3% (DE)
0.2% (IE)
0.3% (HY)
38.3% (IG)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2003. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Freedom 2000 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 26.0%
	Shares	Value (Note 1)
Domestic Equity Funds - 25.1%
Fidelity Blue Chip Growth Fund	1,444,162	$ 57,795,376
Fidelity Disciplined Equity Fund	2,601,102	60,657,695
Fidelity Equity-Income Fund	1,252,503	62,537,470
Fidelity Fund	2,104,984	59,613,137
Fidelity Growth & Income Portfolio	1,631,537	58,751,641
Fidelity Growth Company Fund	689,635	35,585,188
Fidelity Mid-Cap Stock Fund	1,620,389	36,053,656
Fidelity OTC Portfolio	846,624	27,947,054
TOTAL DOMESTIC EQUITY FUNDS		398,941,217
International Equity Funds - 0.9%
Fidelity Diversified International Fund	151,896	3,909,812
Fidelity Europe Fund	188,664	5,301,454
Fidelity Japan Fund	110,509	1,445,462
Fidelity Overseas Fund	110,564	3,677,352
Fidelity Southeast Asia Fund	51,490	807,365
TOTAL INTERNATIONAL EQUITY FUNDS		15,141,445
TOTAL EQUITY FUNDS (Cost $412,276,196)		414,082,662
Fixed-Income Funds - 42.0%

High Yield Fixed-Income Funds - 1.2%
Fidelity Capital & Income Fund	1,310,283	10,534,673
Fidelity High Income Fund	952,509	8,486,859
TOTAL HIGH YIELD FIXED-INCOME FUNDS		19,021,532
Investment Grade Fixed-Income Funds - 40.8%
Fidelity Government Income Fund	23,390,127	243,959,028
Fidelity Intermediate Bond Fund	14,758,381	159,685,679
Fidelity Investment Grade Bond Fund	31,919,645	245,142,876
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		648,787,583
TOTAL FIXED-INCOME FUNDS (Cost $637,138,141)		667,809,115
Money Market Fund - 32.0%
	Shares	Value (Note 1)
Fidelity Retirement Government Money Market Portfolio (Cost $510,156,514)	510,156,514	$ 510,156,513
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,559,570,851)		$ 1,592,048,290
Other Information
Purchases and redemptions of the underlying fund shares aggregated $323,329,886 and $105,886,007, respectively.
Income Tax Information
At March 31, 2004, the fund had a capital loss carryforward of approximately $437,000 all of which will expire on March 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $1,559,570,851) - See accompanying schedule		$ 1,592,048,290
Receivable for fund shares sold		3,832,480
Receivable from investment adviser for expense reductions		25,391
Total assets		1,595,906,161

Liabilities
Payable for investments purchased	$ 2,719,156
Payable for fund shares redeemed	988,312
Accrued management fee	131,099
Total liabilities		3,838,567

Net Assets		$ 1,592,067,594
Net Assets consist of:
Paid in capital		$ 1,556,547,460
Undistributed net investment income		9,033,441
Accumulated undistributed net realized gain (loss) on investments		(5,990,746)
Net unrealized appreciation (depreciation) on investments		32,477,439
Net Assets, for 132,993,574 shares outstanding		$ 1,592,067,594
Net Asset Value, offering price and redemption price per share ($1,592,067,594 ÷ 132,993,574 shares)		$ 11.97

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Financial Statements - continued

Statement of Operations

	Year ended March 31, 2004

Investment Income
Income distributions from underlying funds		$ 27,078,206
Interest		22
Total income		27,078,228

Expenses
Management fee	$ 1,440,357
Non-interested trustees' compensation	6,364
Total expenses before reductions	1,446,721
Expense reductions	(290,071)	1,156,650
Net investment income (loss)		25,921,578
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,742,211
Capital gain distributions from underlying funds	11,403,678	23,145,889
Change in net unrealized appreciation (depreciation) on investment securities		97,696,438
Net gain (loss)		120,842,327
Net increase (decrease) in net assets resulting from operations		$ 146,763,905

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2004	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,921,578	$ 27,365,697
Net realized gain (loss)	23,145,889	550,809
Change in net unrealized appreciation (depreciation)	97,696,438	(47,509,567)
Net increase (decrease) in net assets resulting from operations	146,763,905	(19,593,061)
Distributions to shareholders from net investment income	(29,821,507)	(31,262,029)
Share transactions Net proceeds from sales of shares	677,171,698	570,971,934
Reinvestment of distributions	29,685,123	31,164,497
Cost of shares redeemed	(496,912,877)	(397,643,480)
Net increase (decrease) in net assets resulting from share transactions	209,943,944	204,492,951
Total increase (decrease) in net assets	326,886,342	153,637,861

Net Assets
Beginning of period	1,265,181,252	1,111,543,391
End of period (including undistributed net investment income of $9,033,441 and undistributed net investment income of $6,669,332, respectively)	$ 1,592,067,594	$ 1,265,181,252
Other Information Shares
Sold	58,221,202	51,362,656
Issued in reinvestment of distributions	2,553,873	2,813,006
Redeemed	(42,674,105)	(35,789,862)
Net increase (decrease)	18,100,970	18,385,800

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 11.52	$ 11.43	$ 13.47	$ 12.60
Income from Investment Operations
Net investment income (loss)B	.21	.26	.37	.55	.50
Net realized and unrealized gain (loss)	.99	(.47)	- E	(.91)	1.18
Total from investment operations	1.20	(.21)	.37	(.36)	1.68
Distributions from net investment income	(.24)	(.30)	(.28)	(.75)	(.52)
Distributions from net realized gain	-	-	-	(.93)	(.29)
Total distributions	(.24)	(.30)	(.28)	(1.68)	(.81)
Net asset value, end of period	$ 11.97	$ 11.01	$ 11.52	$ 11.43	$ 13.47
Total ReturnA	10.97%	(1.81)%	3.21%	(2.95)%	13.81%
Ratios to Average Net AssetsC,D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.07%	.06%	.07%
Net investment income (loss)	1.79%	2.37%	3.19%	4.41%	3.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,592,068	$ 1,265,181	$ 1,111,543	$ 900,651	$ 743,948
Portfolio turnover rate	7%	7%	13%	51%	37%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Investment Summary

Fund Holdings as of March 31, 2004
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	5.9
Fidelity Disciplined Equity Fund	6.0
Fidelity Equity-Income Fund	6.0
Fidelity Fund	6.0
Fidelity Growth & Income Portfolio	6.0
Fidelity Growth Company Fund	3.6
Fidelity Mid-Cap Stock Fund	3.6
Fidelity OTC Portfolio	2.8
39.9
International Equity Funds
Fidelity Diversified International Fund	1.3
Fidelity Europe Fund	1.8
Fidelity Japan Fund	0.6
Fidelity Overseas Fund	1.3
Fidelity Southeast Asia Fund	0.2
5.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5
Fidelity High Income Fund	2.4
4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	15.1
Fidelity Intermediate Bond Fund	9.9
Fidelity Investment Grade Bond Fund	15.1
40.1
Money Market Fund
Fidelity Retirement Government Money Market Portfolio	9.9
100.0
Asset Allocation (% of fund's investments)

Initial

10.0% (MM)
40.0% (DE)
40.0% (IG)
5.0% (IE)
5.0% (HY)

Current

9.9% (MM)
39.9% (DE)
40.1% (IG)
5.2% (IE)
4.9% (HY)

■ Equity

DE = Domestic Equity funds

IE = International Equity funds

■ Fixed-Income

HY = High Yield funds

IG = Investment Grade funds

□ Money Market fund (MM)

Expected

10.0% (MM)
40.0% (DE)
40.0% (IG)
5.0% (IE)
5.0% (HY)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Freedom 2005 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 39.9%
Fidelity Blue Chip Growth Fund	54,141	$ 2,166,709
Fidelity Disciplined Equity Fund	94,193	2,196,580
Fidelity Equity-Income Fund	43,984	2,196,134
Fidelity Fund	76,877	2,177,157
Fidelity Growth & Income Portfolio	60,559	2,180,718
Fidelity Growth Company Fund	25,473	1,314,384
Fidelity Mid-Cap Stock Fund	59,213	1,317,487
Fidelity OTC Portfolio	30,556	1,008,645
TOTAL DOMESTIC EQUITY FUNDS		14,557,814
International Equity Funds - 5.2%
Fidelity Diversified International Fund	18,344	472,172
Fidelity Europe Fund	23,072	648,316
Fidelity Japan Fund	15,568	203,636
Fidelity Overseas Fund	14,102	469,022
Fidelity Southeast Asia Fund	5,960	93,455
TOTAL INTERNATIONAL EQUITY FUNDS		1,886,601
TOTAL EQUITY FUNDS (Cost $16,196,736)		16,444,415
Fixed-Income Funds - 45.0%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	112,686	905,997
Fidelity High Income Fund	101,657	905,767
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,811,764
Investment Grade Fixed-Income Funds - 40.1%
Fidelity Government Income Fund	528,925	5,516,689
Fidelity Intermediate Bond Fund	332,822	3,601,136
Fidelity Investment Grade Bond Fund	717,063	5,507,044
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		14,624,869
TOTAL FIXED-INCOME FUNDS (Cost $16,299,995)		16,436,633
Money Market Fund - 9.9%
	Shares	Value (Note 1)
Fidelity Retirement Government Money Market Portfolio (Cost $3,601,929)	3,601,929	$ 3,601,929
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $36,098,660)		$ 36,482,977
Other Information
Purchases and redemptions of the underlying fund shares aggregated $37,509,823 and $1,373,417, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $36,098,660) - See accompanying schedule		$ 36,482,977
Receivable for fund shares sold		1,314,887
Receivable from investment adviser for expense reductions		295
Total assets		37,798,159

Liabilities
Payable for investments purchased	$ 1,308,352
Payable for fund shares redeemed	4,167
Accrued management fee	2,503
Total liabilities		1,315,022

Net Assets		$ 36,483,137
Net Assets consist of:
Paid in capital		$ 36,005,029
Undistributed net investment income		111,038
Accumulated undistributed net realized gain (loss) on investments		(17,247)
Net unrealized appreciation (depreciation) on investments		384,317
Net Assets, for 3,479,846 shares outstanding		$ 36,483,137
Net Asset Value, offering price and redemption price per share ($36,483,137 ÷ 3,479,846 shares)		$ 10.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Financial Statements - continued

Statement of Operations

	For the period November 6, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 134,957
Interest		27
Total income		134,984

Expenses
Management fee	$ 6,233
Non-interested trustees' compensation	16
Total expenses before reductions	6,249
Expense reductions	(1,244)	5,005
Net investment income (loss)		129,979
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(37,746)
Capital gain distributions from underlying funds	31,031	(6,715)
Change in net unrealized appreciation (depreciation) on investment securities		384,317
Net gain (loss)		377,602
Net increase (decrease) in net assets resulting from operations		$ 507,581

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 129,979
Net realized gain (loss)	(6,715)
Change in net unrealized appreciation (depreciation)	384,317
Net increase (decrease) in net assets resulting from operations	507,581
Distributions to shareholders from net investment income	(29,473)
Share transactions Net proceeds from sales of shares	40,964,747
Reinvestment of distributions	29,049
Cost of shares redeemed	(4,988,767)
Net increase (decrease) in net assets resulting from share transactions	36,005,029
Total increase (decrease) in net assets	36,483,137

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $111,038)	$ 36,483,137
Other Information Shares
Sold	3,957,673
Issued in reinvestment of distributions	2,848
Redeemed	(480,675)
Net increase (decrease)	3,479,846

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended March 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	.44
Total from investment operations	.52
Distributions from net investment income	(.04)
Net asset value, end of period	$ 10.48
Total Return B, C	5.21%
Ratios to Average Net Assets E, G
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.08% A
Expenses net of all reductions	.08% A
Net investment income (loss)	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,483
Portfolio turnover rate	22% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Investment Changes

Fund Holdings as of March 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	6.1	6.0
Fidelity Disciplined Equity Fund	6.3	6.4
Fidelity Equity-Income Fund	6.5	6.5
Fidelity Fund	6.3	6.1
Fidelity Growth & Income Portfolio	6.2	6.2
Fidelity Growth Company Fund	3.7	3.9
Fidelity Mid-Cap Stock Fund	3.8	3.7
Fidelity OTC Portfolio	2.9	3.2
	41.8	42.0
International Equity Funds
Fidelity Diversified International Fund	1.4	1.5
Fidelity Europe Fund	2.0	1.9
Fidelity Japan Fund	0.6	0.6
Fidelity Overseas Fund	1.4	1.4
Fidelity Southeast Asia Fund	0.3	0.3
	5.7	5.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.7	4.8
Fidelity High Income Fund	2.0	1.6
	5.7	6.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	14.4	14.1
Fidelity Intermediate Bond Fund	9.4	9.3
Fidelity Investment Grade Bond Fund	14.4	14.3
	38.2	37.7
Money Market Fund
Fidelity Retirement Government Money Market Portfolio	8.6	8.2
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago

8.2% (MM)
42.0% (DE)
37.7% (IG)
6.4% (HY)
5.7% (IE)

Current

8.6% (MM)
41.8% (DE)
38.2% (IG)
5.7% (HY)
5.7% (IE)

- Equity
  - DE = Domestic Equity funds
  - IE = International Equity funds
- Fixed-Income
  - HY = High Yield funds
  - IG = Investment Grade funds
- Money Market fund (MM)

Expected

9.8% (MM)
40.5% (DE)
39.7% (IG)
5.0% (HY)
5.0% (IE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2003. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Freedom 2010 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.5%
	Shares	Value (Note 1)
Domestic Equity Funds - 41.8%
Fidelity Blue Chip Growth Fund	11,205,416	$ 448,440,746
Fidelity Disciplined Equity Fund	20,086,642	468,420,487
Fidelity Equity-Income Fund	9,638,280	481,239,310
Fidelity Fund	16,306,713	461,806,110
Fidelity Growth & Income Portfolio	12,638,996	455,130,234
Fidelity Growth Company Fund	5,339,265	275,506,058
Fidelity Mid-Cap Stock Fund	12,529,684	278,785,479
Fidelity OTC Portfolio	6,526,097	215,426,471
TOTAL DOMESTIC EQUITY FUNDS		3,084,754,895
International Equity Funds - 5.7%
Fidelity Diversified International Fund	4,203,234	108,191,231
Fidelity Europe Fund	5,281,251	148,403,158
Fidelity Japan Fund	3,197,187	41,819,209
Fidelity Overseas Fund	3,120,597	103,791,059
Fidelity Southeast Asia Fund	1,421,851	22,294,623
TOTAL INTERNATIONAL EQUITY FUNDS		424,499,280
TOTAL EQUITY FUNDS (Cost $3,433,170,417)		3,509,254,175
Fixed-Income Funds - 43.9%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund	33,787,130	271,648,525
Fidelity High Income Fund	16,632,057	148,191,627
TOTAL HIGH YIELD FIXED-INCOME FUNDS		419,840,152
Investment Grade Fixed-Income Funds - 38.2%
Fidelity Government Income Fund	101,825,755	1,062,042,627
Fidelity Intermediate Bond Fund	64,163,548	694,249,585
Fidelity Investment Grade Bond Fund	138,745,394	1,065,564,627
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,821,856,839
TOTAL FIXED-INCOME FUNDS (Cost $3,111,179,287)		3,241,696,991
Money Market Fund - 8.6%
	Shares	Value (Note 1)
Fidelity Retirement Government Money Market Portfolio (Cost $636,825,886)	636,825,886	$ 636,825,886
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,181,175,590)		$ 7,387,777,052
Other Information
Purchases and redemptions of the underlying fund shares aggregated $2,073,921,577 and $252,427,362, respectively.
Income Tax Information
The fund hereby designates approximately $38,960,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $7,181,175,590) - See accompanying schedule		$ 7,387,777,052
Receivable for investments sold		2,504,640
Receivable for fund shares sold		18,281,449
Receivable from investment adviser for expense reductions		113,700
Total assets		7,408,676,841

Liabilities
Payable for investments purchased	$ 14,092,632
Payable for fund shares redeemed	6,114,675
Accrued management fee	606,484
Total liabilities		20,813,791

Net Assets		$ 7,387,863,050
Net Assets consist of:
Paid in capital		$ 7,177,434,739
Undistributed net investment income		39,579,230
Accumulated undistributed net realized gain (loss) on investments		(35,752,381)
Net unrealized appreciation (depreciation) on investments		206,601,462
Net Assets, for 555,138,705 shares outstanding		$ 7,387,863,050
Net Asset Value, offering price and redemption price per share ($7,387,863,050 ÷ 555,138,705 shares)		$ 13.31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Financial Statements - continued

Statement of Operations

	Year ended March 31, 2004

Investment Income
Income distributions from underlying funds		$ 131,986,582
Interest		24
Total income		131,986,606

Expenses
Management fee	$ 6,102,155
Non-interested trustees' compensation	26,531
Total expenses before reductions	6,128,686
Expense reductions	(1,232,500)	4,896,186
Net investment income (loss)		127,090,420
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	53,324,662
Capital gain distributions from underlying funds	49,929,690	103,254,352
Change in net unrealized appreciation (depreciation) on investment securities		830,502,101
Net gain (loss)		933,756,453
Net increase (decrease) in net assets resulting from operations		$ 1,060,846,873

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2004	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 127,090,420	$ 102,952,701
Net realized gain (loss)	103,254,352	12,376,942
Change in net unrealized appreciation (depreciation)	830,502,101	(428,586,155)
Net increase (decrease) in net assets resulting from operations	1,060,846,873	(313,256,512)
Distributions to shareholders from net investment income	(137,172,581)	(112,169,818)
Distributions to shareholders from net realized gain	(45,734,256)	-
Total distributions	(182,906,837)	(112,169,818)
Share transactions Net proceeds from sales of shares	2,848,469,702	1,979,230,766
Reinvestment of distributions	182,406,439	111,936,699
Cost of shares redeemed	(1,203,465,830)	(1,046,927,312)
Net increase (decrease) in net assets resulting from share transactions	1,827,410,311	1,044,240,153
Total increase (decrease) in net assets	2,705,350,347	618,813,823

Net Assets
Beginning of period	4,682,512,703	4,063,698,880
End of period (including undistributed net investment income of $39,579,230 and undistributed net investment income of $27,197,526, respectively)	$ 7,387,863,050	$ 4,682,512,703
Other Information Shares
Sold	224,495,492	169,212,178
Issued in reinvestment of distributions	14,269,108	9,649,447
Redeemed	(94,459,409)	(90,195,379)
Net increase (decrease)	144,305,191	88,666,246

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 12.61	$ 12.94	$ 15.55	$ 13.76
Income from Investment Operations
Net investment income (loss) B	.26	.28	.36	.49	.43
Net realized and unrealized gain (loss)	2.02	(1.18)	(.05)	(1.97)	2.27
Total from investment operations	2.28	(.90)	.31	(1.48)	2.70
Distributions from net investment income	(.28)	(.31)	(.37)	(.46)	(.49)
Distributions from net realized gain	(.09)	-	(.27)	(.67)	(.42)
Total distributions	(.37)	(.31)	(.64)	(1.13)	(.91)
Net asset value, end of period	$ 13.31	$ 11.40	$ 12.61	$ 12.94	$ 15.55
Total Return A	20.15%	(7.17)%	2.31%	(10.00)%	20.32%
Ratios to Average Net Assets C, D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.07%	.06%	.07%
Net investment income (loss)	2.07%	2.44%	2.84%	3.43%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,387,863	$ 4,682,513	$ 4,063,699	$ 2,813,123	$ 2,013,087
Portfolio turnover rate	4%	8%	10%	42%	33%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Investment Summary

Fund Holdings as of March 31, 2004
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	7.8
Fidelity Disciplined Equity Fund	7.9
Fidelity Equity-Income Fund	7.9
Fidelity Fund	7.8
Fidelity Growth & Income Portfolio	7.9
Fidelity Growth Company Fund	4.7
Fidelity Mid-Cap Stock Fund	4.7
Fidelity OTC Portfolio	3.6
52.3
International Equity Funds
Fidelity Diversified International Fund	2.1
Fidelity Europe Fund	2.9
Fidelity Japan Fund	1.0
Fidelity Overseas Fund	2.1
Fidelity Southeast Asia Fund	0.4
8.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2
Fidelity High Income Fund	3.3
6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	11.0
Fidelity Intermediate Bond Fund	7.1
Fidelity Investment Grade Bond Fund	10.9
29.0
Money Market Fund
Fidelity Retirement Government Money Market Portfolio	3.7
100.0
Asset Allocation (% of fund's investments)

Initial
4.0% (MM)
52.0% (DE)
29.0% (IG)
7.0% (HY)
8.0% (IE)
Current
3.7% (MM)
52.3% (DE)
29.0% (IG)
6.5% (HY)
8.5% (IE)
Expected
4.8% (MM)
50.5% (DE)
30.8% (IG)
6.3% (HY)
7.6% (IE)
Equity
DE = Domestic Equity funds
IE = International Equity funds
Fixed-Income
HY = High Yield funds
IG = Investment Grade funds
Money Market fund (MM)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Freedom 2015 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 52.3%
Fidelity Blue Chip Growth Fund	222,449	$ 8,902,421
Fidelity Disciplined Equity Fund	387,088	9,026,889
Fidelity Equity-Income Fund	180,379	9,006,305
Fidelity Fund	315,710	8,940,907
Fidelity Growth & Income Portfolio	248,773	8,958,326
Fidelity Growth Company Fund	104,559	5,395,222
Fidelity Mid-Cap Stock Fund	243,019	5,407,168
Fidelity OTC Portfolio	125,581	4,145,425
TOTAL DOMESTIC EQUITY FUNDS		59,782,663
International Equity Funds - 8.5%
Fidelity Diversified International Fund	94,246	2,425,900
Fidelity Europe Fund	118,751	3,336,906
Fidelity Japan Fund	80,852	1,057,538
Fidelity Overseas Fund	72,448	2,409,634
Fidelity Southeast Asia Fund	30,350	475,895
TOTAL INTERNATIONAL EQUITY FUNDS		9,705,873
TOTAL EQUITY FUNDS (Cost $68,800,861)		69,488,536
Fixed-Income Funds - 35.5%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	462,712	3,720,204
Fidelity High Income Fund	417,677	3,721,505
TOTAL HIGH YIELD FIXED-INCOME FUNDS		7,441,709
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund	1,199,825	12,514,177
Fidelity Intermediate Bond Fund	754,852	8,167,494
Fidelity Investment Grade Bond Fund	1,626,565	12,492,020
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		33,173,691
TOTAL FIXED-INCOME FUNDS (Cost $40,361,960)		40,615,400
Money Market Fund - 3.7%
	Shares	Value (Note 1)
Fidelity Retirement Government Money Market Portfolio (Cost $4,230,198)	4,230,198	$ 4,230,198
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $113,393,019)		$ 114,334,134
Other Information
Purchases and redemptions of the underlying fund shares aggregated $113,800,065 and $395,403, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $113,393,019) - See accompanying schedule		$ 114,334,134
Receivable for fund shares sold		7,533,758
Receivable from investment adviser for expense reductions		898
Total assets		121,868,790

Liabilities
Payable for investments purchased	$ 7,522,630
Payable for fund shares redeemed	3,779
Accrued management fee	7,722
Total liabilities		7,534,131

Net Assets		$ 114,334,659
Net Assets consist of:
Paid in capital		$ 113,044,449
Undistributed net investment income		299,550
Accumulated undistributed net realized gain (loss) on investments		49,545
Net unrealized appreciation (depreciation) on investments		941,115
Net Assets, for 10,814,605 shares outstanding		$ 114,334,659
Net Asset Value, offering price and redemption price per share ($114,334,659 ÷ 10,814,605 shares)		$ 10.57

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Financial Statements - continued

Statement of Operations

	For the period November 6, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 344,410
Interest		27
Total income		344,437

Expenses
Management fee	$ 17,959
Non-interested trustees' compensation	45
Total expenses before reductions	18,004
Expense reductions	(3,567)	14,437
Net investment income (loss)		330,000
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,643)
Capital gain distributions from underlying funds	94,402	82,759
Change in net unrealized appreciation (depreciation) on investment securities		941,115
Net gain (loss)		1,023,874
Net increase (decrease) in net assets resulting from operations		$ 1,353,874

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 330,000
Net realized gain (loss)	82,759
Change in net unrealized appreciation (depreciation)	941,115
Net increase (decrease) in net assets resulting from operations	1,353,874
Distributions to shareholders from net investment income	(63,664)
Share transactions Net proceeds from sales of shares	119,563,790
Reinvestment of distributions	63,367
Cost of shares redeemed	(6,582,708)
Net increase (decrease) in net assets resulting from share transactions	113,044,449
Total increase (decrease) in net assets	114,334,659

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $299,550)	$ 114,334,659
Other Information Shares
Sold	11,437,447
Issued in reinvestment of distributions	6,188
Redeemed	(629,030)
Net increase (decrease)	10,814,605

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended March 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07
Net realized and unrealized gain (loss)	.54
Total from investment operations	.61
Distributions from net investment income	(.04)
Net asset value, end of period	$ 10.57
Total ReturnB,C	6.11%
Ratios to Average Net AssetsE,G
Expenses before expense reductions	.10%A
Expenses net of voluntary waivers, if any	.08%A
Expenses net of all reductions	.08%A
Net investment income (loss)	1.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,335
Portfolio turnover rate	2%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Investment Changes

Fund Holdings as of March 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	8.8	8.7
Fidelity Disciplined Equity Fund	9.1	9.1
Fidelity Equity-Income Fund	9.4	9.3
Fidelity Fund	9.0	8.8
Fidelity Growth & Income Portfolio	8.9	8.8
Fidelity Growth Company Fund	5.4	5.6
Fidelity Mid-Cap Stock Fund	5.5	5.3
Fidelity OTC Portfolio	4.2	4.6
	60.3	60.2
International Equity Funds
Fidelity Diversified International Fund	2.7	2.8
Fidelity Europe Fund	3.8	3.6
Fidelity Japan Fund	1.1	1.0
Fidelity Overseas Fund	2.6	2.5
Fidelity Southeast Asia Fund	0.6	0.6
	10.8	10.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	4.4	5.9
Fidelity High Income Fund	3.5	2.9
	7.9	8.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.9	7.6
Fidelity Intermediate Bond Fund	5.2	5.1
Fidelity Investment Grade Bond Fund	7.9	7.8
	21.0	20.5
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2003. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Freedom 2020 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 71.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 60.3%
Fidelity Blue Chip Growth Fund	16,560,506	$ 662,751,433
Fidelity Disciplined Equity Fund	29,554,389	689,208,342
Fidelity Equity-Income Fund	14,145,893	706,304,435
Fidelity Fund	24,041,304	680,849,738
Fidelity Growth & Income Portfolio	18,623,891	670,646,332
Fidelity Growth Company Fund	7,887,345	406,987,025
Fidelity Mid-Cap Stock Fund	18,496,788	411,553,533
Fidelity OTC Portfolio	9,587,997	316,499,767
TOTAL DOMESTIC EQUITY FUNDS		4,544,800,605
International Equity Funds - 10.8%
Fidelity Diversified International Fund	8,061,082	207,492,249
Fidelity Europe Fund	10,183,399	286,153,501
Fidelity Japan Fund	6,211,747	81,249,655
Fidelity Overseas Fund	6,024,551	200,376,579
Fidelity Southeast Asia Fund	2,716,716	42,598,102
TOTAL INTERNATIONAL EQUITY FUNDS		817,870,086
TOTAL EQUITY FUNDS (Cost $5,109,742,674)		5,362,670,691
Fixed-Income Funds - 28.9%

High Yield Fixed-Income Funds - 7.9%
Fidelity Capital & Income Fund	41,492,035	333,595,957
Fidelity High Income Fund	29,726,871	264,866,420
TOTAL HIGH YIELD FIXED-INCOME FUNDS		598,462,377
Investment Grade Fixed-Income Funds - 21.0%
Fidelity Government Income Fund	57,033,527	594,859,682
Fixed-Income Funds - continued
	Shares	Value (Note 1)
Investment Grade Fixed-Income Funds - continued
Fidelity Intermediate Bond Fund	35,932,346	$ 388,787,984
Fidelity Investment Grade Bond Fund	77,677,788	596,565,411
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,580,213,077
TOTAL FIXED-INCOME FUNDS (Cost $2,093,981,446)		2,178,675,454
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,203,724,120)		$ 7,541,346,145
Other Information
Purchases and redemptions of the underlying fund shares aggregated $2,366,569,450 and $159,604,466, respectively.
Income Tax Information
The fund hereby designates approximately $22,528,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $7,203,724,120) - See accompanying schedule		$ 7,541,346,145
Receivable for investments sold		3,398,758
Receivable for fund shares sold		24,504,837
Receivable from investment adviser for expense reductions		113,073
Total assets		7,569,362,813

Liabilities
Payable for investments purchased	$ 22,945,434
Payable for fund shares redeemed	4,369,458
Accrued management fee	616,305
Total liabilities		27,931,197

Net Assets		$ 7,541,431,616
Net Assets consist of:
Paid in capital		$ 7,189,483,065
Undistributed net investment income		31,958,994
Accumulated undistributed net realized gain (loss) on investments		(17,632,468)
Net unrealized appreciation (depreciation) on investments		337,622,025
Net Assets, for 565,351,949 shares outstanding		$ 7,541,431,616
Net Asset Value, offering price and redemption price per share ($7,541,431,616 ÷ 565,351,949 shares)		$ 13.34

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Financial Statements - continued

Statement of Operations

	Year ended March 31, 2004

Investment Income
Income distributions from underlying funds		$ 113,101,017
Interest		130
Total income		113,101,147

Expenses
Management fee	$ 5,839,995
Non-interested trustees' compensation	25,114
Total expenses before reductions	5,865,109
Expense reductions	(1,182,452)	4,682,657
Net investment income (loss)		108,418,490
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	36,304,240
Capital gain distributions from underlying funds	37,679,940	73,984,180
Change in net unrealized appreciation (depreciation) on investment securities		1,210,523,965
Net gain (loss)		1,284,508,145
Net increase (decrease) in net assets resulting from operations		$ 1,392,926,635

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2004	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 108,418,490	$ 69,103,005
Net realized gain (loss)	73,984,180	(6,966,202)
Change in net unrealized appreciation (depreciation)	1,210,523,965	(622,128,692)
Net increase (decrease) in net assets resulting from operations	1,392,926,635	(559,991,889)
Distributions to shareholders from net investment income	(107,292,278)	(72,675,960)
Distributions to shareholders from net realized gain	(20,270,970)	-
Total distributions	(127,563,248)	(72,675,960)
Share transactions Net proceeds from sales of shares	3,024,604,608	2,141,628,123
Reinvestment of distributions	127,344,836	72,560,999
Cost of shares redeemed	(963,483,193)	(779,213,077)
Net increase (decrease) in net assets resulting from share transactions	2,188,466,251	1,434,976,045
Total increase (decrease) in net assets	3,453,829,638	802,308,196

Net Assets
Beginning of period	4,087,601,978	3,285,293,782
End of period (including undistributed net investment income of $31,958,994 and undistributed net investment income of $14,735,168, respectively)	$ 7,541,431,616	$ 4,087,601,978
Other Information Shares
Sold	243,258,376	193,201,583
Issued in reinvestment of distributions	10,065,943	6,670,255
Redeemed	(77,230,607)	(71,432,595)
Net increase (decrease)	176,093,712	128,439,243

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 12.60	$ 13.11	$ 17.28	$ 14.55
Income from Investment Operations
Net investment income (loss) B	.23	.21	.26	.35	.32
Net realized and unrealized gain (loss)	2.87	(2.09)	(.08)	(3.17)	3.43
Total from investment operations	3.10	(1.88)	.18	(2.82)	3.75
Distributions from net investment income	(.22)	(.22)	(.26)	(.39)	(.35)
Distributions in excess of net investment income	-	-	-	-	(.10)
Distributions from net realized gain	(.04)	-	(.43)	(.96)	(.57)
Total distributions	(.26)	(.22)	(.69)	(1.35)	(1.02)
Net asset value, end of period	$ 13.34	$ 10.50	$ 12.60	$ 13.11	$ 17.28
Total Return A	29.68%	(14.96)%	1.12%	(17.23)%	26.74%
Ratios to Average Net Assets C, D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.07%	.06%	.07%
Net investment income (loss)	1.85%	1.96%	2.03%	2.29%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,541,432	$ 4,087,602	$ 3,285,294	$ 2,189,361	$ 1,964,178
Portfolio turnover rate	3%	6%	10%	50%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Investment Summary

Fund Holdings as of March 31, 2004
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	9.8
Fidelity Disciplined Equity Fund	9.9
Fidelity Equity-Income Fund	9.9
Fidelity Fund	9.9
Fidelity Growth & Income Portfolio	9.9
Fidelity Growth Company Fund	5.9
Fidelity Mid-Cap Stock Fund	6.0
Fidelity OTC Portfolio	4.6
65.9
International Equity Funds
Fidelity Diversified International Fund	3.0
Fidelity Europe Fund	4.1
Fidelity Japan Fund	1.3
Fidelity Overseas Fund	2.9
Fidelity Southeast Asia Fund	0.6
11.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.8
Fidelity High Income Fund	3.7
7.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6
Fidelity Intermediate Bond Fund	3.6
Fidelity Investment Grade Bond Fund	5.5
14.7
100.0
Asset Allocation (% of fund's investments)

Initial

15.0% (IG)
66.0% (DE)
7.0% (HY)
12.0% (IE)

Current

14.7% (IG)
65.9% (DE)
7.5% (HY)
11.9% (IE)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-Income

HY = High Yield funds

IG = Investment Grade funds

Expected

16.3% (IG)
65.0% (DE)
7.5% (HY)
11.2% (IE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Freedom 2025 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 77.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 65.9%
Fidelity Blue Chip Growth Fund	163,031	$ 6,524,494
Fidelity Disciplined Equity Fund	283,567	6,612,783
Fidelity Equity-Income Fund	132,185	6,599,999
Fidelity Fund	231,326	6,551,158
Fidelity Growth & Income Portfolio	182,242	6,562,524
Fidelity Growth Company Fund	76,606	3,952,855
Fidelity Mid-Cap Stock Fund	177,974	3,959,918
Fidelity OTC Portfolio	92,086	3,039,760
TOTAL DOMESTIC EQUITY FUNDS		43,803,491
International Equity Funds - 11.9%
Fidelity Diversified International Fund	76,822	1,977,396
Fidelity Europe Fund	96,841	2,721,226
Fidelity Japan Fund	64,825	847,907
Fidelity Overseas Fund	59,082	1,965,064
Fidelity Southeast Asia Fund	25,009	392,136
TOTAL INTERNATIONAL EQUITY FUNDS		7,903,729
TOTAL EQUITY FUNDS (Cost $51,021,689)		51,707,220
Fixed-Income Funds - 22.2%

High Yield Fixed-Income Funds - 7.5%
Fidelity Capital & Income Fund	307,176	2,469,697
Fidelity High Income Fund	277,165	2,469,536
TOTAL HIGH YIELD FIXED-INCOME FUNDS		4,939,233
Investment Grade Fixed-Income Funds - 14.7%
Fidelity Government Income Fund	353,681	3,688,890
Fidelity Intermediate Bond Fund	222,255	2,404,798
Fidelity Investment Grade Bond Fund	479,482	3,682,418
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,776,106
TOTAL FIXED-INCOME FUNDS (Cost $14,651,000)		14,715,339
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $65,672,689)		$ 66,422,559
Other Information
Purchases and redemptions of the underlying fund shares aggregated $66,457,242 and $745,887, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $65,672,689) - See accompanying schedule		$ 66,422,559
Receivable for fund shares sold		3,989,107
Receivable from investment adviser for expense reductions		517
Total assets		70,412,183

Liabilities
Payable for investments purchased	$ 3,900,381
Payable for fund shares redeemed	84,493
Accrued management fee	4,429
Total liabilities		3,989,303

Net Assets		$ 66,422,880
Net Assets consist of:
Paid in capital		$ 65,526,214
Undistributed net investment income		140,453
Accumulated undistributed net realized gain (loss) on investments		6,343
Net unrealized appreciation (depreciation) on investments		749,870
Net Assets, for 6,241,657 shares outstanding		$ 66,422,880
Net Asset Value, offering price and redemption price per share ($66,422,880 ÷ 6,241,657 shares)		$ 10.64

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Financial Statements - continued

Statement of Operations

	For the period November 6, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 176,315
Interest		27
Total income		176,342

Expenses
Management fee	$ 10,718
Non-interested trustees' compensation	28
Total expenses before reductions	10,746
Expense reductions	(2,139)	8,607
Net investment income (loss)		167,735
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(38,667)
Capital gain distributions from underlying funds	68,778	30,111
Change in net unrealized appreciation (depreciation) on investment securities		749,870
Net gain (loss)		779,981
Net increase (decrease) in net assets resulting from operations		$ 947,716

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 167,735
Net realized gain (loss)	30,111
Change in net unrealized appreciation (depreciation)	749,870
Net increase (decrease) in net assets resulting from operations	947,716
Distributions to shareholders from net investment income	(51,049)
Share transactions Net proceeds from sales of shares	70,184,741
Reinvestment of distributions	50,972
Cost of shares redeemed	(4,709,500)
Net increase (decrease) in net assets resulting from share transactions	65,526,213
Total increase (decrease) in net assets	66,422,880

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $140,453)	$ 66,422,880
Other Information Shares
Sold	6,683,071
Issued in reinvestment of distributions	4,963
Redeemed	(446,377)
Net increase (decrease)	6,241,657

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended March 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	.63
Total from investment operations	.69
Distributions from net investment income	(.05)
Net asset value, end of period	$ 10.64
Total Return B, C	6.92%
Ratios to Average Net Assets E, G
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.08% A
Expenses net of all reductions	.08% A
Net investment income (loss)	1.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,423
Portfolio turnover rate	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Investment Changes

Fund Holdings as of March 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.1	10.0
Fidelity Disciplined Equity Fund	10.5	10.4
Fidelity Equity-Income Fund	10.8	10.6
Fidelity Fund	10.4	10.1
Fidelity Growth & Income Portfolio	10.2	10.1
Fidelity Growth Company Fund	6.2	6.4
Fidelity Mid-Cap Stock Fund	6.3	6.1
Fidelity OTC Portfolio	4.8	5.2
	69.3	68.9
International Equity Funds
Fidelity Diversified International Fund	3.4	3.5
Fidelity Europe Fund	4.7	4.5
Fidelity Japan Fund	1.4	1.3
Fidelity Overseas Fund	3.3	3.2
Fidelity Southeast Asia Fund	0.7	0.7
	13.5	13.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	4.5	6.0
Fidelity High Income Fund	3.5	2.9
	8.0	8.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	3.5	3.4
Fidelity Intermediate Bond Fund	2.2	2.2
Fidelity Investment Grade Bond Fund	3.5	3.4
	9.2	9.0
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago
9.0% (IG)
8.9% (HY)
68.9% (DE)
13.2% (IE)
Current
9.2% (IG)
8.0% (HY)
69.3% (DE)
13.5% (IE)
Equity
DE = Domestic Equity funds
IE = International Equity funds
Fixed-Income
HY = High Yield funds
IG = Investment Grade funds
Expected
10.1% (IG)
7.5% (HY)
69.9% (DE)
12.5% (IE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2003. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Freedom 2030 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.3%
Fidelity Blue Chip Growth Fund	11,014,259	$ 440,790,658
Fidelity Disciplined Equity Fund	19,656,975	458,400,662
Fidelity Equity-Income Fund	9,409,173	469,800,008
Fidelity Fund	15,986,209	452,729,433
Fidelity Growth & Income Portfolio	12,386,648	446,043,208
Fidelity Growth Company Fund	5,245,929	270,689,956
Fidelity Mid-Cap Stock Fund	12,303,388	273,750,377
Fidelity OTC Portfolio	6,375,008	210,439,003
TOTAL DOMESTIC EQUITY FUNDS		3,022,643,305
International Equity Funds - 13.5%
Fidelity Diversified International Fund	5,815,944	149,702,396
Fidelity Europe Fund	7,354,673	206,666,320
Fidelity Japan Fund	4,476,090	58,547,256
Fidelity Overseas Fund	4,347,860	144,609,811
Fidelity Southeast Asia Fund	1,957,589	30,694,999
TOTAL INTERNATIONAL EQUITY FUNDS		590,220,782
TOTAL EQUITY FUNDS (Cost $3,527,508,472)		3,612,864,087
Fixed-Income Funds - 17.2%

High Yield Fixed-Income Funds - 8.0%
Fidelity Capital & Income Fund	24,283,336	195,238,024
Fidelity High Income Fund	17,083,479	152,213,796
TOTAL HIGH YIELD FIXED-INCOME FUNDS		347,451,820
Investment Grade Fixed-Income Funds - 9.2%
Fidelity Government Income Fund	14,550,781	151,764,650
Fidelity Intermediate Bond Fund	9,174,204	99,264,891
Fidelity Investment Grade Bond Fund	19,818,509	152,206,152
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		403,235,693
TOTAL FIXED-INCOME FUNDS (Cost $726,408,773)		750,687,513
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,253,917,245)		$ 4,363,551,600
Other Information
Purchases and redemptions of the underlying fund shares aggregated $1,272,818,121 and $84,117,056, respectively.
Income Tax Information
At March 31, 2004, the fund had a capital loss carryforward of approximately $2,372,000 all of which will expire on March 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $4,253,917,245) - See accompanying schedule		$ 4,363,551,600
Receivable for fund shares sold		13,114,544
Receivable from investment adviser for expense reductions		65,279
Total assets		4,376,731,423

Liabilities
Payable for investments purchased	$ 10,264,106
Payable for fund shares redeemed	2,510,904
Accrued management fee	355,335
Total liabilities		13,130,345

Net Assets		$ 4,363,601,078
Net Assets consist of:
Paid in capital		$ 4,256,210,564
Undistributed net investment income		13,119,744
Accumulated undistributed net realized gain (loss) on investments		(15,363,585)
Net unrealized appreciation (depreciation) on investments		109,634,355
Net Assets, for 328,833,557 shares outstanding		$ 4,363,601,078
Net Asset Value, offering price and redemption price per share ($4,363,601,078 ÷ 328,833,557 shares)		$ 13.27

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Operations

	Year ended March 31, 2004

Investment Income
Income distributions from underlying funds		$ 56,220,213
Interest		72
Total income		56,220,285

Expenses
Management fee	$ 3,382,618
Non-interested trustees' compensation	14,533
Total expenses before reductions	3,397,151
Expense reductions	(684,751)	2,712,400
Net investment income (loss)		53,507,885
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	17,061,608
Capital gain distributions from underlying funds	17,308,349	34,369,957
Change in net unrealized appreciation (depreciation) on investment securities		822,607,092
Net gain (loss)		856,977,049
Net increase (decrease) in net assets resulting from operations		$ 910,484,934

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2004	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,507,885	$ 30,791,451
Net realized gain (loss)	34,369,957	(17,949,498)
Change in net unrealized appreciation (depreciation)	822,607,092	(435,761,003)
Net increase (decrease) in net assets resulting from operations	910,484,934	(422,919,050)
Distributions to shareholders from net investment income	(54,155,489)	(29,196,488)
Share transactions Net proceeds from sales of shares	1,741,268,563	1,215,615,046
Reinvestment of distributions	54,098,665	29,167,188
Cost of shares redeemed	(623,305,522)	(452,758,840)
Net increase (decrease) in net assets resulting from share transactions	1,172,061,706	792,023,394
Total increase (decrease) in net assets	2,028,391,151	339,907,856

Net Assets
Beginning of period	2,335,209,927	1,995,302,071
End of period (including undistributed net investment income of $13,119,744 and undistributed net investment income of $7,463,941, respectively)	$ 4,363,601,078	$ 2,335,209,927
Other Information Shares
Sold	142,532,558	114,050,607
Issued in reinvestment of distributions	4,366,371	2,780,758
Redeemed	(50,732,438)	(42,741,782)
Net increase (decrease)	96,166,491	74,089,583

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 12.58	$ 13.23	$ 17.84	$ 14.55
Income from Investment Operations
Net investment income (loss)B	.19	.16	.19	.28	.27
Net realized and unrealized gain (loss)	3.23	(2.55)	(.11)	(3.84)	3.91
Total from investment operations	3.42	(2.39)	.08	(3.56)	4.18
Distributions from net investment income	(.19)	(.15)	(.20)	(.34)	(.28)
Distributions in excess of net investment income	-	-	-	-	(.13)
Distributions from net realized gain	-	-	(.53)	(.71)	(.48)
Total distributions	(.19)	(.15)	(.73)	(1.05)	(.89)
Net asset value, end of period	$ 13.27	$ 10.04	$ 12.58	$ 13.23	$ 17.84
Total ReturnA	34.22%	(19.05)%	.28%	(20.78)%	29.64%
Ratios to Average Net AssetsC,D
Expenses before expense reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.07%	.06%	.07%
Net investment income (loss)	1.58%	1.52%	1.50%	1.75%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,363,601	$ 2,335,210	$ 1,995,302	$ 1,376,774	$ 1,216,369
Portfolio turnover rate	2%	4%	5%	37%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Investment Summary

Fund Holdings as of March 31, 2004
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.4
Fidelity Disciplined Equity Fund	10.5
Fidelity Equity-Income Fund	10.5
Fidelity Fund	10.4
Fidelity Growth & Income Portfolio	10.5
Fidelity Growth Company Fund	6.3
Fidelity Mid-Cap Stock Fund	6.3
Fidelity OTC Portfolio	4.8
69.7
International Equity Funds
Fidelity Diversified International Fund	3.9
Fidelity Europe Fund	5.3
Fidelity Japan Fund	1.6
Fidelity Overseas Fund	3.8
Fidelity Southeast Asia Fund	0.8
15.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.0
Fidelity High Income Fund	4.9
9.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	1.9
Fidelity Intermediate Bond Fund	1.2
Fidelity Investment Grade Bond Fund	1.9
5.0
100.0
Asset Allocation (% of fund's investments)

Initial
5.0% (IG)
10.0% (HY)
70.0% (DE)
15.0% (IE)

Current
5.0% (IG)
9.9% (HY)
69.7% (DE)
15.4% (IE)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-Income

HY = High Yield funds

IG = Investment Grade funds

Expected
5.5% (IG)
9.7% (HY)
70.0% (DE)
14.8% (IE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Freedom 2035 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.7%
Fidelity Blue Chip Growth Fund	72,444	$ 2,899,203
Fidelity Disciplined Equity Fund	125,887	2,935,698
Fidelity Equity-Income Fund	58,724	2,932,096
Fidelity Fund	102,792	2,911,072
Fidelity Growth & Income Portfolio	80,966	2,915,570
Fidelity Growth Company Fund	34,022	1,755,526
Fidelity Mid-Cap Stock Fund	79,050	1,758,857
Fidelity OTC Portfolio	40,904	1,350,254
TOTAL DOMESTIC EQUITY FUNDS		19,458,276
International Equity Funds - 15.4%
Fidelity Diversified International Fund	41,886	1,078,157
Fidelity Europe Fund	52,814	1,484,062
Fidelity Japan Fund	35,406	463,110
Fidelity Overseas Fund	32,216	1,071,502
Fidelity Southeast Asia Fund	13,593	213,133
TOTAL INTERNATIONAL EQUITY FUNDS		4,309,964
TOTAL EQUITY FUNDS (Cost $23,422,611)		23,768,240
Fixed-Income Funds - 14.9%

High Yield Fixed-Income Funds - 9.9%
Fidelity Capital & Income Fund	172,366	1,385,825
Fidelity High Income Fund	155,489	1,385,403
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,771,228
Investment Grade Fixed-Income Funds - 5.0%
Fidelity Government Income Fund	50,733	529,143
Fidelity Intermediate Bond Fund	32,016	346,416
Fidelity Investment Grade Bond Fund	68,789	528,301
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,403,860
TOTAL FIXED-INCOME FUNDS (Cost $4,178,155)		4,175,088
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $27,600,766)		$ 27,943,328
Other Information
Purchases and redemptions of the underlying fund shares aggregated $28,449,846 and $805,112, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $27,600,766) - See accompanying schedule		$ 27,943,328
Receivable for fund shares sold		1,926,896
Receivable from investment adviser for expense reductions		208
Total assets		29,870,432

Liabilities
Payable for investments purchased	$ 1,904,849
Payable for fund shares redeemed	20,336
Accrued management fee	1,790
Total liabilities		1,926,975

Net Assets		$ 27,943,457
Net Assets consist of:
Paid in capital		$ 27,572,078
Undistributed net investment income		54,094
Accumulated undistributed net realized gain (loss) on investments		(25,277)
Net unrealized appreciation (depreciation) on investments		342,562
Net Assets, for 2,613,261 shares outstanding		$ 27,943,457
Net Asset Value, offering price and redemption price per share ($27,943,457 ÷ 2,613,261 shares)		$ 10.69

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Financial Statements - continued

Statement of Operations

	For the period November 6, 2003 (commencement of operations) to March 31, 2004

Investment Income
Income distributions from underlying funds		$ 68,907
Interest		27
Total income		68,934

Expenses
Management fee	$ 4,285
Non-interested trustees' compensation	11
Total expenses before reductions	4,296
Expense reductions	(848)	3,448
Net investment income (loss)		65,486
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(43,969)
Capital gain distributions from underlying funds	28,415	(15,554)
Change in net unrealized appreciation (depreciation) on investment securities		342,562
Net gain (loss)		327,008
Net increase (decrease) in net assets resulting from operations		$ 392,494

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,486
Net realized gain (loss)	(15,554)
Change in net unrealized appreciation (depreciation)	342,562
Net increase (decrease) in net assets resulting from operations	392,494
Distributions to shareholders from net investment income	(21,115)
Share transactions Net proceeds from sales of shares	29,915,978
Reinvestment of distributions	21,115
Cost of shares redeemed	(2,365,015)
Net increase (decrease) in net assets resulting from share transactions	27,572,078
Total increase (decrease) in net assets	27,943,457

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $54,094)	$ 27,943,457
Other Information Shares
Sold	2,836,707
Issued in reinvestment of distributions	2,052
Redeemed	(225,498)
Net increase (decrease)	2,613,261

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended March 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	.68
Total from investment operations	.74
Distributions from net investment income	(.05)
Net asset value, end of period	$ 10.69
Total Return B, C	7.42%
Ratios to Average Net Assets E, G
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.08% A
Expenses net of all reductions	.08% A
Net investment income (loss)	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,943
Portfolio turnover rate	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Investment Changes

Fund Holdings as of March 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.8	10.7
Fidelity Disciplined Equity Fund	11.1	11.0
Fidelity Equity-Income Fund	11.4	11.2
Fidelity Fund	11.0	10.8
Fidelity Growth & Income Portfolio	10.9	10.6
Fidelity Growth Company Fund	6.8	7.1
Fidelity Mid-Cap Stock Fund	6.7	6.6
Fidelity OTC Portfolio	5.1	5.6
	73.8	73.6
International Equity Funds
Fidelity Diversified International Fund	4.0	4.0
Fidelity Europe Fund	5.5	5.3
Fidelity Japan Fund	1.6	1.6
Fidelity Overseas Fund	3.9	3.8
Fidelity Southeast Asia Fund	0.8	0.8
	15.8	15.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.0	5.4
Fidelity High Income Fund	5.1	5.5
	10.1	10.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.1	0.0
Fidelity Intermediate Bond Fund	0.1	0.0
Fidelity Investment Grade Bond Fund	0.1	0.0
	0.3	0.0
	100.0	100.0
Asset Allocation (% of fund's investments)

Six months ago
10.9% (HY)
73.6% (DE)
15.5% (IE)
Current
10.1% (HY)
0.3% (IG)
15.8% (IE)
73.8% (DE)
Equity
DE = Domestic Equity funds
IE = International Equity funds
Fixed-Income
HY = High Yield funds
IG = Investment Grade funds
Expected
2.4% (IG)
10.0% (HY)
72.6% (DE)
15.0% (IE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2003. The current allocation is based on the fund's holdings as of March 31, 2004. The expected allocation represents the fund's anticipated target asset allocation at September 30, 2004.

Annual Report

Fidelity Freedom 2040 Fund

Investments March 31, 2004

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 73.8%
Fidelity Blue Chip Growth Fund	3,495,587	$ 139,893,402
Fidelity Disciplined Equity Fund	6,181,080	144,142,797
Fidelity Equity-Income Fund	2,942,940	146,941,010
Fidelity Fund	5,048,637	142,977,396
Fidelity Growth & Income Portfolio	3,908,798	140,755,808
Fidelity Growth Company Fund	1,708,953	88,181,982
Fidelity Mid-Cap Stock Fund	3,900,480	86,785,678
Fidelity OTC Portfolio	2,008,497	66,300,493
TOTAL DOMESTIC EQUITY FUNDS		955,978,566
International Equity Funds - 15.8%
Fidelity Diversified International Fund	1,992,636	51,290,459
Fidelity Europe Fund	2,541,797	71,424,492
Fidelity Japan Fund	1,583,376	20,710,559
Fidelity Overseas Fund	1,512,417	50,302,991
Fidelity Southeast Asia Fund	664,857	10,424,960
TOTAL INTERNATIONAL EQUITY FUNDS		204,153,461
TOTAL EQUITY FUNDS (Cost $1,043,976,866)		1,160,132,027
Fixed-Income Funds - 10.4%

High Yield Fixed-Income Funds - 10.1%
Fidelity Capital & Income Fund	8,040,568	64,646,164
Fidelity High Income Fund	7,439,750	66,288,176
TOTAL HIGH YIELD FIXED-INCOME FUNDS		130,934,340
Investment Grade Fixed-Income Funds - 0.3%
Fidelity Government Income Fund	153,378	1,599,731
Fidelity Intermediate Bond Fund	94,887	1,026,680
Fidelity Investment Grade Bond Fund	207,777	1,595,730
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,222,141
TOTAL FIXED-INCOME FUNDS (Cost $125,494,308)		135,156,481
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,169,471,174)		$ 1,295,288,508
Other Information
Purchases and redemptions of the underlying fund shares aggregated $624,295,713 and $27,776,796, respectively.
Income Tax Information
The fund hereby designates approximately $1,340,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004

Assets
Investment in securities, at value (cost $1,169,471,174) - See accompanying schedule		$ 1,295,288,508
Receivable for investments sold		14,768
Receivable for fund shares sold		5,071,833
Receivable from investment adviser for expense reductions		18,156
Total assets		1,300,393,265

Liabilities
Payable for investments purchased	$ 3,780,905
Payable for fund shares redeemed	1,206,634
Accrued management fee	103,670
Total liabilities		5,091,209

Net Assets		$ 1,295,302,056
Net Assets consist of:
Paid in capital		$ 1,165,109,035
Undistributed net investment income		3,848,676
Accumulated undistributed net realized gain (loss) on investments		527,011
Net unrealized appreciation (depreciation) on investments		125,817,334
Net Assets, for 167,090,499 shares outstanding		$ 1,295,302,056
Net Asset Value, offering price and redemption price per share ($1,295,302,056 ÷ 167,090,499 shares)		$ 7.75

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Financial Statements - continued

Statement of Operations

	Year ended March 31, 2004

Investment Income
Income distributions from underlying funds		$ 13,803,963

Expenses
Management fee	$ 847,180
Non-interested trustees' compensation	3,540
Total expenses before reductions	850,720
Expense reductions	(172,538)	678,182
Net investment income (loss)		13,125,781
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,218,431
Capital gain distributions from underlying funds	3,584,561	8,802,992
Change in net unrealized appreciation (depreciation) on investment securities		210,847,160
Net gain (loss)		219,650,152
Net increase (decrease) in net assets resulting from operations		$ 232,775,933

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2004	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,125,781	$ 4,383,057
Net realized gain (loss)	8,802,992	(2,232,836)
Change in net unrealized appreciation (depreciation)	210,847,160	(72,981,951)
Net increase (decrease) in net assets resulting from operations	232,775,933	(70,831,730)
Distributions to shareholders from net investment income	(11,153,888)	(3,821,127)
Distributions to shareholders from net realized gain	(4,018,883)	(374,581)
Total distributions	(15,172,771)	(4,195,708)
Share transactions Net proceeds from sales of shares	945,253,767	442,697,287
Reinvestment of distributions	15,153,948	4,187,253
Cost of shares redeemed	(365,417,074)	(145,261,494)
Net increase (decrease) in net assets resulting from share transactions	594,990,641	301,623,046
Total increase (decrease) in net assets	812,593,803	226,595,608

Net Assets
Beginning of period	482,708,253	256,112,645
End of period (including undistributed net investment income of $3,848,676 and undistributed net investment income of $905,955, respectively)	$ 1,295,302,056	$ 482,708,253
Other Information Shares
Sold	131,314,763	73,155,671
Issued in reinvestment of distributions	2,078,771	694,723
Redeemed	(50,681,969)	(24,046,080)
Net increase (decrease)	82,711,565	49,804,314

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended March 31,	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.72	$ 7.41	$ 7.62	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.08	.09	.07
Net realized and unrealized gain (loss)	2.04	(1.69)	(.11)	(2.39)
Total from investment operations	2.15	(1.61)	(.02)	(2.32)
Distributions from net investment income	(.09)	(.07)	(.07)	(.06)
Distributions from net realized gain	(.03)	(.01)	(.12)	-
Total distributions	(.12)	(.08)	(.19)	(.06)
Net asset value, end of period	$ 7.75	$ 5.72	$ 7.41	$ 7.62
Total Return B,C	37.75%	(21.79)%	(.40)%	(23.28)%
Ratios to Average Net Assets E,G
Expenses before expense reductions	.10%	.10%	.10%	.10% A
Expenses net of voluntary waivers, if any	.08%	.08%	.08%	.08% A
Expenses net of all reductions	.08%	.08%	.08%	.08% A
Net investment income (loss)	1.55%	1.38%	1.24%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,295,302	$ 482,708	$ 256,113	$ 72,621
Portfolio turnover rate	3%	4%	5%	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period September 6, 2000 (commencement of operations) to March 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2004

1. Significant Accounting Policies.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund and Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, the funds intend to qualify as regulated investment companies by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income and capital gain distributions are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Freedom Income	$ 1,719,198,733	$ 55,929,172	$ (21,862,602)	$ 34,066,570
Freedom 2000	1,565,125,011	54,860,628	(27,937,349)	26,923,279
Freedom 2005	36,098,660	488,435	(104,118)	384,317
Freedom 2010	7,233,955,060	418,956,001	(265,134,009)	153,821,992
Freedom 2015	113,393,019	1,465,899	(524,784)	941,115
Freedom 2020	7,236,524,909	588,406,073	(283,584,837)	304,821,236
Freedom 2025	65,672,691	1,070,114	(320,246)	749,868
Freedom 2030	4,266,908,631	362,251,294	(265,608,325)	96,642,969
Freedom 2035	27,600,807	468,932	(126,411)	342,521
Freedom 2040	1,171,378,360	140,012,172	(16,102,024)	123,910,148
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Freedom Income	$ 4,504,251	$ 950,954	$ -
Freedom 2000	3,735,785	-	(436,587)
Freedom 2005	111,038	-	-
Freedom 2010	31,701,754	13,638,181	-
Freedom 2015	299,550	49,545	-
Freedom 2020	27,205,551	12,912,251	-
Freedom 2025	140,453	6,343	-
Freedom 2030	9,319,319	-	(2,372,198)
Freedom 2035	54,094	-	-
Freedom 2040	3,848,676	2,434,195	-

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

March 31, 2004	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 31,382,463	$ 7,233,523	$ 38,615,986
Freedom 2000	29,821,507	-	29,821,507
Freedom 2005	29,473	-	29,473
Freedom 2010	147,335,749	35,571,088	182,906,837
Freedom 2015	63,664	-	63,664
Freedom 2020	107,292,278	20,270,970	127,563,248
Freedom 2025	51,049	-	51,049
Freedom 2030	54,155,489	-	54,155,489
Freedom 2035	21,115	-	21,115
Freedom 2040	13,833,144	1,339,627	15,172,771
March 31, 2003	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 26,214,990	$ -	$ 26,214,990
Freedom 2000	31,262,029	-	31,262,029
Freedom 2010	112,169,818	-	112,169,818
Freedom 2020	72,675,960	-	72,675,960
Freedom 2030	29,196,488	-	29,196,488
Freedom 2040	3,928,506	267,202	4,195,708

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and redemptions of the Underlying Funds' shares is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services the funds pay a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .10% of the funds' average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets. The funds do not pay any fees for these services.

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Freedom Income	.08%	$ 301,834
Freedom 2000	.08%	290,055
Freedom 2005	.08%	1,244
Freedom 2010	.08%	1,232,472
Freedom 2015	.08%	3,567
Freedom 2020	.08%	1,182,436
Freedom 2025	.08%	2,139
Freedom 2030	.08%	684,751
Freedom 2035	.08%	848
Freedom 2040	.08%	172,538

Annual Report

5. Expense Reductions - continued

In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. During the period, these credits reduced expenses by the following amounts:

Freedom Income	$ 12	|
Freedom 2000	16
Freedom 2010	28
Freedom 2020	16

6. Other Information.

The funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, Freedom 2010 was the owner of record of approximately 10%, 11%, 18% and 25% of the total outstanding shares of Fidelity Intermediate Bond Fund, Fidelity Disciplined Equity Fund, Fidelity Investment Grade Bond Fund and Fidelity Government Income Fund, respectively. Freedom 2020 was the owner of record of approximately 10%, 12%, 14%, 16% and 18% of the total outstanding shares of Fidelity Investment Grade Bond Fund, Fidelity Japan Fund, Fidelity Government Income Fund, Fidelity Disciplined Equity Fund and Fidelity Europe Fund, respectively. Freedom 2030 was the owner of record of approximately 11% and 13% of the total outstanding shares of Fidelity Disciplined Equity Fund and Fidelity Europe Fund, respectively. The funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Government Income Fund	56%
Fidelity Europe Fund	45%
Fidelity Disciplined Equity Fund	45%
Fidelity Investment Grade Bond Fund	40%
Fidelity Japan Fund	31%
Fidelity High Income Fund	22%
Fidelity Intermediate Bond Fund	22%
Fidelity Capital & Income Fund	20%

At the end of the period, one unaffiliated shareholder was the owner of record of 11% and 11% of the total outstanding shares of the Freedom 2025 Fund and the Freedom 2035 Fund, respectively.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund and Fidelity Freedom 2040 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund and Fidelity Freedom 2040 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2004, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 18, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Freedom Fund's activities, review contractual arrangements with companies that provide services to each Freedom Fund, and review each Freedom Fund's performance. If the interests of a Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Annual Report

Trustees and Officers - continued

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Freedom Income (2001), Freedom 2000 (2001), Freedom 2005 (2003), Freedom 2010 (2001), Freedom 2015 (2003), Freedom 2020 (2001), Freedom 2025 (2003), Freedom 2030 (2001), Freedom 2035 (2003), and Freedom 2040 (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Aberdeen Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-
2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Bart A. Grenier (45)

Year of Election or Appointment: 2001 or 2003

Vice President of Freedom Income (2001), Freedom 2000 (2001), Freedom 2005 (2003), Freedom 2010 (2001), Freedom 2015 (2003), Freedom 2020 (2001), Freedom 2025 (2003), Freedom 2030 (2001), Freedom 2035 (2003), and Freedom 2040 (2001). Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Ren Y. Cheng (47)

Year of Election or Appointment: 1998, 2000, or 2003

Vice President of Freedom Income (1998), Freedom 2000 (1998), Freedom 2005 (2003), Freedom 2010 (1998), Freedom 2015 (2003), Freedom 2020 (1998), Freedom 2025 (2003), Freedom 2030 (1998), Freedom 2035 (2003), and Freedom 2040 (2000). Mr. Cheng is also Vice President of the Fidelity Advisor Freedom FundsSM, which are also advised by Strategic Advisers, Inc. Prior to assuming his current responsibilities, Mr. Cheng managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998, 2000, or 2003

Secretary of Freedom Income (1998), Freedom 2000 (1998), Freedom 2005 (2003), Freedom 2010 (1998), Freedom 2015 (2003), Freedom 2020 (1998), Freedom 2025 (2003), Freedom 2030 (1998), Freedom 2035 (2003), and Freedom 2040 (2000). He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002 or 2003

Chief Financial Officer of Freedom Income (2002), Freedom 2000 (2002), Freedom 2005 (2003), Freedom 2010 (2002), Freedom 2015 (2003), Freedom 2020 (2002), Freedom 2025 (2003), Freedom 2030 (2002), Freedom 2035 (2003), and Freedom 2040 (2002). Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)

Year of Election or Appointment: 1996, 2000, or 2003

Assistant Treasurer of Freedom Income (1996), Freedom 2000 (1996), Freedom 2005 (2003), Freedom 2010 (1996), Freedom 2015 (2003), Freedom 2020 (1996), Freedom 2025 (2003), Freedom 2030 (1996), Freedom 2035 (2003), and Freedom 2040 (2000). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002 or 2003

Assistant Treasurer of Freedom Income (2002), Freedom 2000 (2002), Freedom 2005 (2003), Freedom 2010 (2002), Freedom 2015 (2003), Freedom 2020 (2002), Freedom 2025 (2003), Freedom 2030 (2002), Freedom 2035 (2003), and Freedom 2040 (2002). Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (48)

Year of Election or Appointment: 2002 or 2003

Assistant Treasurer of Freedom Income (2002), Freedom 2000 (2002), Freedom 2005 (2003), Freedom 2010 (2002), Freedom 2015 (2003), Freedom 2020 (2002), Freedom 2025 (2003), Freedom 2030 (2002), Freedom 2035 (2003), and Freedom 2040 (2002). Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 2000 or 2003

Assistant Treasurer of Freedom Income (2000), Freedom 2000 (2000), Freedom 2005 (2003), Freedom 2010 (2000), Freedom 2015 (2003), Freedom 2020 (2000), Freedom 2025 (2003), Freedom 2030 (2000), Freedom 2035 (2003), and Freedom 2040 (2000). Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Freedom Income	05/10/04	05/07/04	$0.02	$0.006
Freedom 2000	05/10/04	05/07/04	$0.03	-
Freedom 2005	05/10/04	05/07/04	$0.03	-
Freedom 2010	05/10/04	05/07/04	$0.06	$0.025
Freedom 2015	05/10/04	05/07/04	$0.02	$0.005
Freedom 2020	05/17/04	05/14/04	$0.05	$0.025
Freedom 2025	05/17/04	05/14/04	$0.017	$0.001
Freedom 2030	05/17/04	05/14/04	$0.03	-
Freedom 2035	05/17/04	05/14/04	$0.015	-
Freedom 2040	05/17/04	05/14/04	$0.025	$0.015

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Freedom Income	14.16%
Freedom 2000	14.78%
Freedom 2010	11.66%
Freedom 2020	7.44%
Freedom 2030	4.30%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Freedom Income
04/04/03	0%
05/02/03	7%
06/06/03	7%
07/03/03	7%
08/01/03	7%
09/05/03	7%
10/03/03	7%
11/07/03	7%
12/05/03	7%
12/26/03	7%
02/06/04	15%
03/05/04	15%
	05/02/03	12/26/03
Freedom 2000	0%	12%
Freedom 2005	-	33%
Freedom 2010	0%	17%
Freedom 2015	-	40%
Freedom 2020	0%	32%
Freedom 2025	-	45%
Freedom 2030	0%	45%
Freedom 2035	-	55%
Freedom 2040	0%	45%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Freedom Income
04/04/03	9%
05/02/03	9%
06/06/03	9%
07/03/03	9%
08/01/03	9%
09/05/03	9%
10/03/03	9%
11/07/03	9%
12/05/03	9%
12/26/03	9%
02/06/04	11%
03/05/04	11%
	05/02/03	12/26/03
Freedom 2000	6%	11%
Freedom 2005	-	26%
Freedom 2010	11%	14%
Freedom 2015	-	31%
Freedom 2020	22%	26%
Freedom 2025	-	33%
Freedom 2030	24%	35%
Freedom 2035	-	38%
Freedom 2040	28%	34%

The funds will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds ® -
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FF-UANN-0504
1.792136.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, March 31, 2004, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, and Fidelity Freedom 2040 Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A,B
Fidelity Freedom Income Fund	$17,000	$15,000
Fidelity Freedom 2000 Fund	$17,000	$15,000
Fidelity Freedom 2005 Fund	$11,000	$0
Fidelity Freedom 2010 Fund	$29,000	$22,000
Fidelity Freedom 2015 Fund	$11,000	$0
Fidelity Freedom 2020 Fund	$28,000	$20,000
Fidelity Freedom 2025 Fund	$11,000	$0
Fidelity Freedom 2030 Fund	$22,000	$17,000
Fidelity Freedom 2035 Fund	$11,000	$0
Fidelity Freedom 2040 Fund	$15,000	$13,000
All funds in the Fidelity Group of Funds audited by PwC	$10,600,000	$8,600,000
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by PwC for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements, to Fidelity Freedom 2005 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2025 Fund, and Fidelity Freedom 2035 Fund, as the funds did not commence operations until November 6, 2003.

For the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A, B
Fidelity Advisor Freedom Income Fund	$11,000	$0
Fidelity Advisor Freedom 2005 Fund	$10,000	$0
Fidelity Advisor Freedom 2010 Fund	$10,000	$0
Fidelity Advisor Freedom 2015 Fund	$10,000	$0
Fidelity Advisor Freedom 2020 Fund	$10,000	$0
Fidelity Advisor Freedom 2025 Fund	$10,000	$0
Fidelity Advisor Freedom 2030 Fund	$10,000	$0
Fidelity Advisor Freedom 2035 Fund	$10,000	$0
Fidelity Advisor Freedom 2040 Fund	$10,000	$0
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,200,000	$2,500,000
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by Deloitte Entities for professional services rendered for the audit of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements, to Fidelity Advisor Freedom Income Fund (July 24, 2003), Fidelity Advisor Freedom 2005 Fund (November 6, 2003), Fidelity Advisor Freedom 2010 Fund (July 24, 2003), Fidelity Advisor Freedom 2015 Fund (November 6, 2003), Fidelity Advisor Freedom 2020 Fund (July 24, 2003), Fidelity Advisor Freedom 2025 Fund (November 6, 2003), Fidelity Advisor Freedom 2030 Fund (July 24, 2003), Fidelity Advisor Freedom 2035 Fund (November 6, 2003), and Fidelity Advisor Freedom 2040 Fund (July 24, 2003), as the funds did not commence operations until July 24, 2003 or November 6, 2003, as noted above.

(b) Audit-Related Fees.

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A, B	2003 A, B, C
Fidelity Freedom Income Fund	$0	$0
Fidelity Freedom 2000 Fund	$0	$0
Fidelity Freedom 2005 Fund	$0	$0
Fidelity Freedom 2010 Fund	$0	$0
Fidelity Freedom 2015 Fund	$0	$0
Fidelity Freedom 2020 Fund	$0	$0
Fidelity Freedom 2025 Fund	$0	$0
Fidelity Freedom 2030 Fund	$0	$0
Fidelity Freedom 2035 Fund	$0	$0
Fidelity Freedom 2040 Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C

No Audit-Related Fees were billed by PwC for services rendered for assurance and related services to Fidelity Freedom 2005 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2025 Fund, and Fidelity Freedom 2035 Fund by PwC that are reasonably related to the performance of the audit or review of the funds' financial statements, but not reported as Audit Fees, as the funds did not commence operations until November 6, 2003.

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A, B	2003 A, B,C
Fidelity Advisor Freedom Income Fund	$0	$0
Fidelity Advisor Freedom 2005 Fund	$0	$0
Fidelity Advisor Freedom 2010 Fund	$0	$0
Fidelity Advisor Freedom 2015 Fund	$0	$0
Fidelity Advisor Freedom 2020 Fund	$0	$0
Fidelity Advisor Freedom 2025 Fund	$0	$0
Fidelity Advisor Freedom 2030 Fund	$0	$0
Fidelity Advisor Freedom 2035 Fund	$0	$0
Fidelity Advisor Freedom 2040 Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C

No Audit-Related Fees were billed by Deloitte Entities for services rendered for assurance and related services to Fidelity Advisor Freedom Income Fund (July 24, 2003), Fidelity Advisor Freedom 2005 Fund (November 6, 2003), Fidelity Advisor Freedom 2010 Fund (July 24, 2003), Fidelity Advisor Freedom 2015 Fund (November 6, 2003), Fidelity Advisor Freedom 2020 Fund (July 24, 2003), Fidelity Advisor Freedom 2025 Fund (November 6, 2003), Fidelity Advisor Freedom 2030 Fund (July 24, 2003), Fidelity Advisor Freedom 2035 Fund (November 6, 2003), and Fidelity Advisor Freedom 2040 Fund (July 24, 2003) by Deloitte Entities that are reasonably related to the performance of the audit or review of the funds' financial statements, but not reported as Audit Fees, as the funds did not commence operations until July 24, 2003 or November 6, 2003, as noted above.

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004 A, B, C	2003A, B, C
PwC	$50,000	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to the funds' commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A, B	2003A, B, C
Fidelity Freedom Income Fund	$1,400	$1,200
Fidelity Freedom 2000 Fund	$1,400	$1,200
Fidelity Freedom 2005 Fund	$1,300	$0
Fidelity Freedom 2010 Fund	$1,400	$1,200
Fidelity Freedom 2015 Fund	$1,300	$0
Fidelity Freedom 2020 Fund	$1,400	$1,200
Fidelity Freedom 2025 Fund	$1,300	$0
Fidelity Freedom 2030 Fund	$1,400	$1,200
Fidelity Freedom 2035 Fund	$1,300	$0
Fidelity Freedom 2040 Fund	$1,400	$1,200
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C

No Tax Fees were billed by PwC for services rendered for tax compliance, tax advice, and tax planning for Fidelity Freedom 2005 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2025 Fund, and Fidelity Freedom 2035 Fund by PwC, as the funds did not commence operations until November 6, 2003.

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A, B	2003A, B, C
Fidelity Advisor Freedom Income Fund	$1,600	$0
Fidelity Advisor Freedom 2005 Fund	$1,500	$0
Fidelity Advisor Freedom 2010 Fund	$1,500	$0
Fidelity Advisor Freedom 2015 Fund	$1,500	$0
Fidelity Advisor Freedom 2020 Fund	$1,500	$0
Fidelity Advisor Freedom 2025 Fund	$1,500	$0
Fidelity Advisor Freedom 2030 Fund	$1,500	$0
Fidelity Advisor Freedom 2035 Fund	$1,500	$0
Fidelity Advisor Freedom 2040 Fund	$1,500	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C

No Tax Fees were billed by Deloitte Entities for services rendered for tax compliance, tax advice, and tax planning for Fidelity Advisor Freedom Income Fund (July 24, 2003), Fidelity Advisor Freedom 2005 Fund (November 6, 2003), Fidelity Advisor Freedom 2010 Fund (July 24, 2003), Fidelity Advisor Freedom 2015 Fund (November 6, 2003), Fidelity Advisor Freedom 2020 Fund (July 24, 2003), Fidelity Advisor Freedom 2025 Fund (November 6, 2003), Fidelity Advisor Freedom 2030 Fund (July 24, 2003), Fidelity Advisor Freedom 2035 Fund (November 6, 2003), and Fidelity Advisor Freedom 2040 Fund (July 24, 2003) by Deloitte Entities, as the funds did not commence operations until July 24, 2003 or November 6, 2003, as noted above.

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, B, C	2003A, B, C
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to the funds' commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A, B	2003A, B, C
Fidelity Freedom Income Fund	$1,800	$1,900
Fidelity Freedom 2000 Fund	$1,800	$2,000
Fidelity Freedom 2005 Fund	$500	$0
Fidelity Freedom 2010 Fund	$4,700	$4,300
Fidelity Freedom 2015 Fund	$500	$0
Fidelity Freedom 2020 Fund	$4,600	$3,800
Fidelity Freedom 2025 Fund	$500	$0
Fidelity Freedom 2030 Fund	$3,000	$2,700
Fidelity Freedom 2035 Fund	$500	$0
Fidelity Freedom 2040 Fund	$1,400	$1,300
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C

No Other Fees were billed by PwC for all other non-audit services rendered to Fidelity Freedom 2005 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2025 Fund, and Fidelity Freedom 2035 Fund as the funds did not commence operations until November 6, 2003.

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A, B	2003A, B, C
Fidelity Advisor Freedom Income Fund	$0	$0
Fidelity Advisor Freedom 2005 Fund	$0	$0
Fidelity Advisor Freedom 2010 Fund	$0	$0
Fidelity Advisor Freedom 2015 Fund	$0	$0
Fidelity Advisor Freedom 2020 Fund	$0	$0
Fidelity Advisor Freedom 2025 Fund	$0	$0
Fidelity Advisor Freedom 2030 Fund	$0	$0
Fidelity Advisor Freedom 2035 Fund	$0	$0
Fidelity Advisor Freedom 2040 Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C

No Other Fees were billed by Deloitte Entities for all other non-audit services rendered to Fidelity Advisor Freedom Income Fund (July 24, 2003), Fidelity Advisor Freedom 2005 Fund (November 6, 2003), Fidelity Advisor Freedom 2010 Fund (July 24, 2003), Fidelity Advisor Freedom 2015 Fund (November 6, 2003), Fidelity Advisor Freedom 2020 Fund (July 24, 2003), Fidelity Advisor Freedom 2025 Fund (November 6, 2003), Fidelity Advisor Freedom 2030 Fund (July 24, 2003), Fidelity Advisor Freedom 2035 Fund (November 6, 2003), and Fidelity Advisor Freedom 2040 Fund (July 24, 2003) as the funds did not commence operations until July 24, 2003 or November 6, 2003, as noted above.

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, B, C	2003A, B, C
PwC	$210,000	$210,000
Deloitte Entities	$550,000	$650,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to the funds' commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Audit Committee to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended March 31, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Fidelity Freedom Income Fund	0%
Fidelity Freedom 2000 Fund	0%
Fidelity Freedom 2005 Fund	0%
Fidelity Freedom 2010 Fund	0%
Fidelity Freedom 2015 Fund	0%
Fidelity Freedom 2020 Fund	0%
Fidelity Freedom 2025 Fund	0%
Fidelity Freedom 2030 Fund	0%
Fidelity Freedom 2035 Fund	0%
Fidelity Freedom 2040 Fund	0%

According to Deloitte Entities for the fiscal year ended March 31, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2004
Fidelity Advisor Freedom Income Fund	0%
Fidelity Advisor Freedom 2005 Fund	0%
Fidelity Advisor Freedom 2010 Fund	0%
Fidelity Advisor Freedom 2015 Fund	0%
Fidelity Advisor Freedom 2020 Fund	0%
Fidelity Advisor Freedom 2025 Fund	0%
Fidelity Advisor Freedom 2030 Fund	0%
Fidelity Advisor Freedom 2035 Fund	0%
Fidelity Advisor Freedom 2040 Fund	0%

(g) For the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate fees billed by PwC of $2,200,000A,B,C and $1,550,000A,B,C for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A,B,C	2003A,B,C
Covered Services	$300,000	$200,000
Non-Covered Services	$1,900,000	$1,350,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to the funds' commencement of operations.

For the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate fees billed by Deloitte Entities of $1,750,000A,B,C and $1,600,000A,B,C for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A,B,C	2003A,B,C
Covered Services	$550,000	$650,000
Non-Covered Services	$1,200,000	$950,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to the funds' commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 27, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 27, 2004